As filed with the Securities and Exchange Commission July 30, 2009

File Nos. 2-67052 and 811-3023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 254

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 255

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2090

Francine J. Rosenberger, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Copies to:

Dan Igo

Citi Fund Services Ohio, Inc.

100 Summer Street, Suite 1500

Boston, MA 02110

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on [DATE], 2009 pursuant to Rule 485, paragraph (b)(1)
[X]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered:

Brown Advisory Funds

PROSPECTUS

OCTOBER 1, 2009

BROWN ADVISORY GROWTH EQUITY FUND

Institutional Shares (BIAGX)

A Shares (BAGAX)

BROWN ADVISORY VALUE EQUITY FUND

Institutional Shares (BIAVX)

A Shares (BAVAX)

BROWN ADVISORY FLEXIBLE VALUE FUND

Institutional Shares (BIAFX)

A Shares (BAFVX)

BROWN ADVISORY SMALL-CAP GROWTH FUND

Institutional Shares (BIASX)

A Shares (BASAX)

D Shares (BIAAX)

BROWN ADVISORY SMALL-CAP VALUE FUND

Institutional Shares (BIACX)

A Shares (BASVX)

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND

Institutional Shares (BIAUX)

A Shares

BROWN ADVISORY OPPORTUNITY FUND

Institutional Shares (BIAOX)

A Shares

BROWN ADVISORY CORE INTERNATIONAL FUND

Institutional Shares (BIANX)

BROWN ADVISORY MARYLAND BOND FUND

Institutional Shares (BIAMX)

BROWN ADVISORY INTERMEDIATE INCOME FUND

Institutional Shares (BIAIX)

A Shares (BIATX)

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	Summary Section	3
This important Section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio manager, your account and other information.	Brown Advisory Growth Equity Fund	3
	Brown Advisory Value Equity Fund	9
	Brown Advisory Flexible Value Fund	15
	Brown Advisory Small-Cap Growth Fund	21
	Brown Advisory Small-Cap Value Fund	27
	Brown Advisory Small-Cap Fundamental Value Fund	32
	Brown Advisory Opportunity Fund	37
	Brown Advisory Core International Fund	43
	Brown Advisory Maryland Bond Fund	49
	Brown Advisory Intermediate Income Fund	54

Details About the Funds’ Investment Strategies and Risks	Additional Information About the Funds’ Investment Strategies and Risks	59
This section provides details about the Funds’ investment strategies and risks.	Brown Advisory Growth Equity Fund	59
	Brown Advisory Value Equity Fund	61
	Brown Advisory Flexible Value Fund	63
	Brown Advisory Small-Cap Growth Fund	65
	Brown Advisory Small-Cap Value Fund	66
	Brown Advisory Small-Cap Fundamental Value Fund	68
	Brown Advisory Opportunity Fund	70
	Brown Advisory Core International Fund	72
	Brown Advisory Maryland Bond Fund	74
	Brown Advisory Intermediate Income Fund	75

Management	Management	88
Review this section for information about Brown Investment Advisory (the “Advisor”) and people who manage the Funds.	The Advisor and Sub-Advisors	88
	Portfolio Managers	89
	Other Service Providers	95
	Fund Expenses	95

Your Account	Your Account	97
This section explains how shares are valued and how to purchase and sell shares.	How to Contact the Funds	97
	General Information	97
	Buying Shares	99
	Selling Shares	104
	Exchange Privileges	106
	Choosing a Share Class	107
	Retirement Accounts	112

Summary Section

Brown Advisory Growth Equity Fund

Institutional Shares (BIAGX)

A Shares (BAGAX)

Investment Objective

The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,000 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		3.50%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)
Redemption Fee (as a % of amount redeemed)	1.00%	(4)	None
Exchange Fee	1.00%	(4)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.00%		0.50%
Other Expenses	XX%		XX%
Acquired Fund Fees and Expenses(5)	XX%	(6)	XX%	(6)
Total Annual Operating Expenses	XX%		XX%
Fee Waiver and Expense Reimbursement(7)	XX%		XX%
Net Expenses	XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.
(4)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(5)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.

(6)	Less than 0.01%.
(7)

Based on contractual fee waivers and expense reimbursements in effect through September 30, 2010 (excluding taxes, interest, portfolio transaction expenses, Acquired Fund Fees and Expenses (“AFFE”) and extraordinary expenses). The contractual waivers and expense reimbursements may be changed or eliminated prior to expiration with consent of the Board of Trustees at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of domestic medium and large capitalization companies that the Advisor believes have exhibited an above average rate of earnings growth over the past few years and that have prospects for above average, sustainable growth in the future. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. Other attributes include, but are not limited to, a strong competitive position, a history of innovation, excellent management, and the financial resources to support long-term growth. The Fund seeks to purchase securities that the Advisor considers to have attractive valuations based on the strong fundamentals of the underlying companies. Equity securities include domestic common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Growth Equity Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares and A Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expenses or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Growth Equity Fund	1 Year	5 Years	Since Inception(1)
Institutional Shares — Return Before Taxes	–37.56%	–3.63%	–3.78%
Institutional Shares — Return After Taxes on Distributions(2)	–37.59%	–3.65%	–3.85%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	–24.36%	–3.05%	–3.15%
A Shares — Return Before Taxes	–40.00%	–4.89%	–5.17%
Russell 1000 Growth Index(3)	–38.44%	–3.42%	–5.11%
S&P 500 Index(4)	–37.00%	–2.19%	–2.34%
(1)

Institutional Shares commenced operations on June 28, 1999. A Shares commenced investment operations on April 25, 2006. Performance information for A Shares is based on A Shares data since inception and for periods prior to inception, the performance of Institutional Shares, adjusted for the higher expenses applicable to A Shares. A Shares performance reflects the deduction of the maximum front-end sales load.

(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(3)

The Russell 1000 Growth Index consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market.

(4)	The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

Kenneth M. Stuzin, CFA, has been the lead manager of the Fund since its inception in June, 1999. He leads an investment team that develops and executes the investment program and retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Value Equity Fund

Institutional Shares (BIAVX)

A Shares (BAVAX)

Investment Objective

The Fund seeks to achieve capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,00 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		3.50%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)
Redemption Fee (as a % of amount redeemed)	1.00%	(4)	None
Exchange Fee	1.00%	(4)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.00%		0.50%
Other Expenses	XX%		XX%
Acquired Fund Fees and Expenses(5)	XX%	(6)	XX%	(6)
Total Annual Operating Expenses	XX%		XX%
Fee Waiver and Expense Reimbursement(7)	XX%		XX%
Net Expenses	XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.
(4)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(5)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.

(6)	Less than 0.01%.
(7)

Based on contractual fee waivers and expense reimbursements in effect through September 30, 2010 (excluding taxes, interest, portfolio transaction expenses, AFFE, and extraordinary expenses). The contractual waivers and expense reimbursements may be changed or eliminated prior to expiration with consent of the Board of Trustees at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund’s class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of domestic equity securities with medium to large market capitalization that the Advisor believes have underlying fundamentals that are relatively attractive and capable of sustaining long-term growth at rates at or above the market averages. The Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies with attractive underlying company fundamentals. The Advisor places an emphasis on companies that the Advisor believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management. The Advisor may focus on a particular sector or industry but will seek to keep the Fund’s portfolio diversified across many industries. Equity securities include domestic common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Value Equity Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.

Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares and A Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Value Equity Fund	1 Year	5 Years	Since Inception(1)
Institutional Shares — Return Before Taxes	–37.69%	–2.63%	2.83%
Institutional Shares — Return After Taxes on Distributions(2)	–37.87%	–4.01%	1.34%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	–24.17%	–2.47%	2.06%
A Shares — Return Before Taxes	–40.09%	–3.95%	1.41%
Russell 1000 Value Index(3)	–36.85%	–0.79%	4.30%
S&P 500 Index(4)	–37.00%	–2.19%	2.83%
(1)	For the period from January 28, 2003 through December 31, 2008.
(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(3)	The Russell 1000 Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values.
(4)	The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

Richard M. Bernstein, CFA, has been the lead manager of the Fund since its inception in January, 2003. He leads an investment team that develops and executes the investment program and retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Flexible Value Fund

Institutional Shares (BIAFX)

A Shares (BAFVX)

Investment Objective

The Fund seeks to achieve long-term growth of capital. The Fund’s investment objective may be changed by the Board of the Fund without a shareholder vote.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,000 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		4.75%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)
Redemption Fee (as a % of amount redeemed)	1.00%	(4)	None
Exchange Fee	1.00%	(4)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%
Distribution and/or Service (12b-1) Fees	0.00%		0.25%
Other Expenses	XX%		XX%
Acquired Fund Fees and Expenses(5)	XX%	(6)	XX%	(6)
Total Annual Operating Expenses(7)	XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.
(4)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(5)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.

(6)	Less than 0.01%.
(7)

The Advisor has voluntarily agreed to waive fees (excluding interest, taxes, dividend expenses, brokerage commissions, AFFE and extraordinary expenses) of the Fund in order to keep Total Annual Operating Expenses for A Shares from exceeding 1.35% and for Institutional Shares from exceeding 1.10%, although there can be no assurance that the current fee waiver arrangement will be maintained through September 30, 2010 as the Advisor unilaterally can decide to terminate this voluntary expense limitation arrangement at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, and that a Fund class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities. The Advisor may invest in securities of companies of various market capitalizations with a focus on larger companies. The Equity securities include domestic and foreign common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements. The Advisor may also invest in debt-securities, including lower-rated debt-securities and foreign securities including depositary receipts.

The Advisor follows an investment philosophy referred to as “flexible value.” The “flexible value” strategy expands the bargain hunting concepts of value investing to a broad range of opportunities. Rather than label stocks as value or growth, the Advisor believes that growth is an integral part of the value equation, therefore, the Advisor may invest in traditional value stocks as well as stocks of companies with high growth rates. The Advisor seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings, dividends, cash flow or asset values. Other factors such as competitive position, the balance and outlook for supply and demand, the quality of management and management’s focus on creating shareholder value are considered as well.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Flexible Value Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

Foreign Securities Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies as noted in “Foreign Securities Risk” above.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Debt Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares and A Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Flexible Value Fund	1 Year	Since Inception(1)
Institutional Shares — Return Before Taxes	–40.03%	–23.85%
Institutional Shares — Return After Taxes on Distributions(2)	–40.07%	–23.93%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	–25.97%	–19.76%
A Shares — Return Before Taxes(3)	–43.35%	–29.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(4)	–37.00%	–17.24%
(1)	For the period from November 30, 2006 through December 31, 2008.
(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary. The return after taxes may exceed the Fund’s other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(3)	The Return Before Taxes reflects the 4.75% Maximum Sales Charge.
(4)	The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

R. Hutchings Vernon, Michael L. Foss and Nina K. Yudell, are the co-managers of the Fund. They lead an investment team that develops and executes the investment program and retain decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Small-Cap Growth Fund

Institutional Shares (BIASX)

A Shares (BASAX)

D Shares (BIAAX) (Not available for sale)

Investment Objective

The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,000 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares(4)		D Shares(4)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		3.50%	(1)(2)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)	None
Redemption Fee (as a % of amount redeemed)	1.00%	(5)	None		None
Exchange Fee	1.00%	(5)	None		None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.00%		0.50%		0.25%
Other Expenses(6)	XX%		XX%		XX%
Acquired Fund Fees and Expenses(7)	XX%		XX%		XX%
Total Annual Operating Expenses(6)	XX%		XX%		XX%
Fee Waiver and Expense Reimbursement(8)	XX%		XX%		XX%
Net Expenses	XX%		XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.

(4)

Effective April 25, 2006, all issued and outstanding A Shares were renamed D Shares. As of the same date, the Fund ceased the public offering of D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional D Shares (except through a pre-established distribution reinvestment program). A Shares offered in this Prospectus are shares of a newly created Fund class.

(5)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(6)

The Total Annual Operating Expense do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights Information, which reflects the Operating Expenses of the Fund and does not include AFFE.

(7)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.
(8)

Based on contractual fee waivers and expense reimbursements in effect through September 30, 2010 (excluding taxes, interest, portfolio transactions expenses, AFFE and extraordinary expenses). The contractual waivers and expense reimbursements may be changed or eliminated prior to expiration with the consent of the Board of Trustees at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares	D Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small domestic companies with well above average growth prospects. The Advisor conducts an in-depth analysis of a company’s fundamentals to identify those companies it believes have the potential to grow in earnings at an above average rate annually. Equity securities include domestic common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Small-Cap Growth Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares, A Shares and D Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index.

Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Small-Cap Growth Fund	1 Year	5 Years	Since Inception(1)
Institutional Shares — Return Before Taxes	–39.04%	–2.67%	–1.01%
Institutional Shares — Return After Taxes on Distributions(2)	–39.47%	–3.02%	–1.28%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	–24.85%	–2.14%	–0.80%
A Shares — Return Before Taxes	–41.52%	–4.03%	–2.60%
D Shares — Return Before Taxes(3)	–39.23%	–3.04%	6.05%	(4)
Russell 2000 Growth Index(5)	–38.54%	–2.35%	–1.74%
(1)	For the period from June 28, 1999 through December 31, 2008.
(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(3)	Effective April 25, 2006, D Shares are no longer available for purchase. Accordingly, performance shown does not reflect the maximum front end sales charge that was applicable prior to April 25, 2006.
(4)	For the period from September 20, 2002 through December 31, 2008.

(5)

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

Timothy W. Hathaway, CFA and Christopher A. Berrier, have been the co- managers of the Fund since 2005. They lead an investment team that develops and executes the investment program and retain decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

D Shares of the Fund are closed to new investors and current shareholders may not purchase additional shares.

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Small-Cap Value Fund

Institutional Shares (BIACX)

A Shares (BASVX)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,000 by signing a letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		3.50%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)
Redemption Fee (as a % of amount redeemed)	1.00%	(4)	None
Exchange Fee	1.00%	(4)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.00%		0.50%
Other Expenses(5)	XX%		XX%
Acquired Fund Fees and Expenses(6)	XX%		XX%
Total Annual Operating Expenses(5)	XX%		XX%
Fee Waiver and Expense Reimbursement(7)	XX%		XX%
Net Expenses	XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.
(4)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(5)

The Total Annual Operating Expense do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights Information, which reflects the Operating Expenses of the Fund and does not include AFFE.

(6)	Acquired Fund Fees and Expenses (“AFFE”) reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.
(7)

Based on contractual fee waivers and expense reimbursements in effect through September 30, 2010 (excluding taxes, interest, portfolio transactions expenses, AFFE and extraordinary expenses). The contractual waivers and expense reimbursements may be changed or eliminated prior to expiration with consent of the Board of Trustees at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) and Cardinal Capital Management, L.L.C. (“Cardinal” or “Sub-Advisor”) seek to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that trade in the U.S. securities markets and that the Sub-Advisor believes are undervalued based on the companies’ ability to generate cash flow beyond that required for normal operations and reinvestment in the business. Cardinal anticipates that the Fund’s portfolio will consist of 45 to 60 positions, and be diversified across industries and market sectors. Equity securities include domestic common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Small-Cap Value Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares and A Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Small-Cap Value Fund	1 Year	5 Years	Since Inception(1)
Institutional Shares — Return Before Taxes	–37.91%	–0.90%	0.37%
Institutional Shares — Return After Taxes on Distributions(2)	–38.25%	–2.04%	–0.75%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	–24.21%	–0.74%	0.34%
A Shares — Return Before Taxes	–40.47%	–2.31%	–1.06%
Russell 2000 Value Index(3)	–28.92%	0.27%	1.69%
(1)	For the period from October 31, 2003 through December 31, 2008.
(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(3)	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor & Sub-Adviser

Brown Investment Advisory Incorporated is the Fund’s Advisor. Cardinal is the Fund’s Sub-Advisor. For more information on the Advisor and Sub-Adviser, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

Amy K. Minella, Eugene Fox, III and Robert B. Kirkpatrick, CFA, of Cardinal have served as the Fund’s portfolio managers since its inception in 2003. Rachel D. Matthews who joined Cardinal as an Equity Analyst in 2001, was promoted to Portfolio Manager in March 2009. They lead an investment team that develops and executes the investment program and retain decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	$0
Accounts with Systematic Investment Plans	$250	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Small-Cap Fundamental Value Fund

Institutional Shares (BIAUX)

A Shares (Not available for sale)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,000 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		3.50%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)
Redemption Fee (as a % of amount redeemed)	1.00%	(4)	None
Exchange Fee	1.00%	(4)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.00%		0.50%
Other Expenses	XX%		XX%
Acquired Fund Fees and Expenses(5)	XX%		XX%
Total Annual Operating Expenses(6)	XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase.
(4)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(5)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.
(6)

The Advisor has voluntarily agreed to waive fees (excluding interest, taxes, dividend expenses, brokerage commissions, AFFE and extraordinary expenses) of the Fund in order to keep Total Annual Operating Expenses for A Shares from exceeding 1.35% and for Institutional Shares from exceeding 1.10%, although there can be no assurance that the current fee waiver arrangement will be maintained through September 30, 2010 as the Advisor unilaterally can decide to terminate this voluntary expense limitation arrangement at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, and that a Fund class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor ”) seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that trade in the U.S. securities markets and that the Advisor believes are undervalued , broadly defined as trading at a discount to the estimated economic value of a company’s underlying business. The Advisor uses a research-driven analysis that results in the Fund’s portfolio having an emphasis on out-of-favor or under-followed, cash generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company. To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets. With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities. The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund’s investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return. Equity securities include domestic and foreign common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded fund (“ETFs”) and private placements.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Small-Cap Fundamental Value Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value Company Risk. The stock of value companies can be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Foreign Securities/Emerging Markets Risk. Foreign securities, including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies as noted in “Foreign Securities/Emerging Markets Risk” above.

Derivatives Risk. The risks of investments in derivatives, including options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Debt Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

Performance information for the Fund is not provided because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

Doron S. Eisenberg, CFA and J. David Schuster, have been the co- managers of the Fund since its inception in January, 2009. They lead an investment team that develops and executes the investment program and retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	$0
Accounts with Systematic Investment Plans	$250	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

[LOGO] BROWN ADVISORY FUNDS

Brown Advisory Opportunity Fund

Institutional Shares (BIAOX)

A Shares (Not available for sale)

Investment Objective

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,000 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		5.50%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None	(2)(3)
Redemption Fee (as a % of amount redeemed)	1.00%	(4)	None
Exchange Fee	1.00%	(4)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.00%		0.25%
Other Expenses(5)	XX%		XX%
Acquired Fund Fees and Expenses(6)	XX%		XX%
Total Annual Operating Expenses(5)	XX%		XX%
Fee Waiver and Expense Reimbursement(7)	XX%		XX%
Net Expenses	XX%		XX%
(1)	No initial sales charge is applied to purchases of $1 million or more.
(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within two years of purchase.
(4)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(5)

The Total Annual Operating Expense do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights Information, which reflects the Operating Expenses of the Fund and does not include AFFE.

(6)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund invests.
(7)

Based on contractual fee waivers and expense reimbursements in effect through September 30, 2010 (excluding taxes, interest, portfolio transactions expenses, AFFE and extraordinary expenses). The contractual waivers and expense reimbursements may be changed or eliminated prior to expiration with consent of the Board of Trustees at any time.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class’ Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities and may incorporate either a growth or value investment approach to security selection and invest in companies regardless of market capitalization. The Advisor selects equity securities of “superior companies” that the Advisor believes have significant market opportunities where the companies are leaders or potential leaders in their respective markets, proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise. The Advisor will typically invest in thirty securities or fewer. Equity securities include domestic common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements. Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Opportunity Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the fund.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares and A Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Prior to December 30, 2005, the Fund operated as the sole series of The Nevis Fund, Inc., another mutual fund (“Predecessor Fund”). The Predecessor Fund maintained the same investment objective and substantially similar investment policies to that of the Fund. The performance of Institutional Shares prior to December 30, 2005 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

Investing in technology, science and small capitalization companies entails specific risks, including increased volatility and above average price fluctuations. For the fiscal periods ended May 31, 1999 and May 31, 2000, the Fund benefited substantially from first-day realized and unrealized gains from initial public offerings. These gains were particularly noteworthy given the Fund’s relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if Fund assets remain at current levels or if they increase.

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Opportunity Fund	1 Year	5 Years	10 Years
Institutional Shares — Return Before Taxes	–49.78%	–10.25%	–1.33%
Institutional Shares — Return After Taxes on Distributions(1)	–49.78%	–10.25%	–1.67%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(1)	–32.36%	–8.40%	–1.13%
Russell 3000 Index(2)	–37.31%	–1.95%	–0.80%
(1)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(2)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.

Portfolio Managers

David B. Powell, CFA, has been the lead manager of the Fund since January, 2007. He leads an investment team that develops and executes the investment program and retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Core International Fund

Institutional Shares (BIANX)

Investment Objective

The Fund seeks maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed)	1.00%	(1)
Exchange Fee	1.00%	(1)
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	1.05%	(2)
Distribution and/or Service 12b-1 Fees	0.00%
Other Expenses	XX%
Acquired Fund Fees and Expenses(3)	XX%	(4)
Total Annual Operating Expenses	XX%
(1)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(2)

The management fees include an advisory fee of 1.00% of the Fund’s average annual daily net assets plus up to 0.05% of the Fund’s average daily net assets for reimbursement of consulting services costs.

(3)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.
(4)	Less than 0.01%.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) and Munder Capital Management (“Munder Capital” or Sub-Advisor”) seek to achieve the Fund’s investment objective by investing primarily in equity securities of small, medium and large capitalization companies located outside of the United States to produce a portfolio that, relative to the MSCI EAFE Index, frequently has a below average price/earnings ratio and an above average earnings growth trend. The Fund may also invest in emerging or developing markets. The Fund does not currently intend to focus its investments in the securities of companies located in any one country. Accordingly, the Fund will invest in a minimum of four countries, which may include the United States. In order to equitize cash, the Fund may also invest in futures contracts, including equity index futures contracts based primarily on the indices of countries included in the MSCI EAFE Index and Canada. The Fund may also invest in exchange-traded funds (“ETFs”) to manage cash.

Equity securities include foreign common and preferred stock, convertible securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), exchange traded funds (“ETFs”) and private placements.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Core International Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

Foreign Securities/Emerging Markets Risk. Foreign securities, including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

Equity and Convertible Securities Risk (including ADR Risk). The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. ADRs may be subject to some of the same risks as direct investment in foreign companies as noted in “Foreign Securities/Emerging Markets Risk” above.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Futures Risk. The Fund may use futures contracts to equitize cash. There can be no assurance that using futures in this manner will be a successful strategy. The Fund could lose money as a result of its usage of futures.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Core International Fund	1 Year	5 Years	Since Inception(1)
Institutional Shares — Return Before Taxes	–47.82%	–1.89%	4.38%
Institutional Shares — Return After Taxes on Distributions(2)	–50.63%	–4.23%	2.05%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	–26.79%	–1.13%	4.11%
MSCI EAFE Index(3)	–43.38%	1.66%	8.05%	(4)
(1)	For the period from January 28, 2003 through December 31, 2008.
(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(3)

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of June 2008 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index net of foreign withholding taxes applicable to U.S. investors. Unlike the performance figures of the Fund, the MSCI EAFE Index’s performance does not reflect the effect of fees, expenses or taxes.

(4)	For the period from January 31, 2003 through December 31, 2008.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor & Sub-Adviser

Brown Investment Advisory Incorporated is the Fund’s Advisor. Munder Capital is the Fund’s Sub-Adviser subject to the general oversight of the Board and the Advisor. (For more information on the Advisor and Sub-Adviser, please see “Management” in the prospectus and in the Statement of Additional Information.)

Portfolio Managers

Remi Browne, CFA, lead manager of Munder Capital’s International Core Equity team, has been the primary manager of the Fund since 2007. He leads an investment team that develops and executes the investment program but retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Maryland Bond Fund

Institutional Shares (BIAMX)

Investment Objective

The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

Fees and Expenses

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None
Redemption Fee (as a % of amount redeemed)	1.00%	(1)
Exchange Fee	1.00%	(1)
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	XX%
Acquired Fund Fees and Expenses(2)	XX%	(3)
Total Annual Operating Expenses	XX%
Net Expenses	XX%
(1)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(2)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.
(3)	Less than 0.01%.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund’s Net Expenses (first year only) and Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in investment grade Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted maturity of the Fund’s portfolio securities will be between 4 and 10 years. Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes. Interest from the Fund’s investments may be subject to the Federal alternative minimum tax (“AMT”). Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Maryland Bond Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor’s judgment as to the growth potential or value of a stock may prove to be wrong.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund’s NAV more than if the Fund invested in more geographically diverse investments.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Maryland Bond Fund	1 Year	5 Years	Since Inception(1)
Institutional Shares — Return Before Taxes	2.74%	2.42%	3.68%
Institutional Shares — Return After Taxes on Distributions(2)	2.74%	2.41%	3.67%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(2)	3.01%	2.51%	3.63%
Barclays 1-10 Year Blended Municipal Bond Index(3)	4.23%	3.46%	4.48%	(4)
(1)	For the period from December 21, 2000 through December 31, 2008.
(2)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(3)

The Barclays 1-10 Year Blended Municipal Bond Index (formerly Lehman Brother’s 1-10 Year Blended Municipal Bond Index) is a market index published by Barclays of high quality, domestic fixed income securities with maturities of less than 10 years.

(4)	For the period from December 31, 2000 through December 31, 2008.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. (For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.)

Portfolio Managers

Paul D. Corbin and Monica Hausner, have been the co-managers of the Fund since its inception in December, 2000. They lead an investment team that develops and executes the investment program and Ms. Hausner retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Accounts with Systematic Investment Plans	$2,000	$100

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

It is anticipated that substantially all of the Fund’s net income will be exempt from Federal and Maryland state income taxes. Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income other than the Federal alternative minimum tax (“AMT”). For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Brown Advisory Intermediate Income Fund

Institutional Shares (BIAIX)

A Shares (BIATX)

Investment Objective

The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Brown Advisory Funds with respect to Right of Accumulation, or $100,00 by signing a Letter of Intent. More information about these and other discounts is available from your financial professional, and is explained in “Choosing a Share Class” on page [XX] and, in the Fund’s SAI, in “Purchase and Redemption Information” on page [XX].

Shareholder Fees (fees paid directly from your investment)
	Institutional Shares		A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	None		1.50%	(1)(2)
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a % of the sale price)	None		None
Redemption Fee (as a % of amount redeemed)	1.00%	(3)	None
Exchange Fee	1.00%	(3)	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%		0.35%
Distribution and/or Service (12b-1) Fees	0.00%		0.25%
Other Expenses	XX%		XX%
Acquired Fund Fees and Expenses(4)	XX%	(5)	XX%	(5)
Total Annual Operating Expenses	XX%		XX%
(1)

No initial sales charge is applied to purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

(2)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(3)	Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.
(4)	AFFE reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.
(5)	Less than 0.01%.

Expense Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class’ Total Annual Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	A Shares
1 Year
3 Years
5 Years
10 Years

Portfolio Turnover

The Fund pays transaction costs, such as dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [XX%] of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, Brown Investment Advisory Incorporated (the “Advisor”) seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity. Fixed income securities include U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities.

Additional information on Principal Investment Strategies can be found in the Prospectus section “Additional Information About the Funds’ Investment Strategies and Risks — Intermediate Income Fund.”

Principal Investment Risks

General Market and Management Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Prepayment/Extension Risks. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Recent Market Events. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers which may have an adverse effect on the Fund.

See Prospectus Section “Principal Investment Risks” for further information.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance of Institutional Shares from year-to-year and how the average annual returns of Institutional Shares and A Shares compare to a broad measure of market performance. The Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the Index. Unlike the performance figures of the Fund, the Index’s performance does not reflect the effect of fees, expense or taxes. Fund performance shown below reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers and/or expense reimbursements performance would have been lower.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

Calendar Year* Total Returns

*	As of December 31, 2008

The Fund’s calendar year-to-date total return as of June 30, 2009 was [XX%].

During the periods shown in the chart, the highest quarterly return was [XX%] (for the quarter ended [XX]) and the lowest quarterly return was [XX%] (for the quarter ended [XX]).

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2008 Brown Advisory Intermediate Income Fund	1 Year	5 Years	10 Years
Institutional Shares — Return Before Taxes	4.50%	4.06%	5.07%
Institutional Shares — Return After Taxes on Distributions(1)	2.91%	2.49%	3.21%
Institutional Shares — Return After Taxes on Distributions and Sale of Fund Shares(1)	2.91%	2.54%	3.19%
A Shares — Return Before Taxes	2.74%	3.47%	4.62%
Barclays Intermediate Aggregate Bond Index(2)	4.86%	4.43%	5.54%
(1)

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for A Shares will vary.

(2)

The Barclays Intermediate Aggregate Bond Index (formerly Lehman Brothers Intermediate Aggregate Bond Index), is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range.

Updated performance information is available online at www.brownadvisory.com or by calling 800-540-6807 (toll free).

Management

Investment Advisor

Brown Investment Advisory Incorporated is the Fund’s Advisor. (For more information on the Advisor, please see “Management” in the prospectus and in the Statement of Additional Information.)

Portfolio Managers

Paul D. Corbin and Monica Hausner, have been the co-managers of the Fund since 2000. They lead an investment team that develops and executes the investment program and Mr. Corbin retains decision-making authority over day-to-day management of the Fund. For additional information, please see the “Management” section in the prospectus and in the SAI.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request, wire transfer, or telephone. You may conduct transactions by mail (Brown Advisory Funds, P.O. Box 182218, Columbus, Ohio, 43218-2218), or by telephone at 1-800-540-6807. (Redemptions by telephone are only permitted upon previously receiving appropriate authorization.) Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A

For additional information please see the “Your Account” section in the prospectus and the “Additional Purchase and Redemption Information” in the Statement of Additional Information.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section in the prospectus and “Taxation” section in the Statement of Additional Information.

Payments to Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Details regarding the Funds’ risks follows the sections about each Fund’s investment strategies and related terminology.

Additional Information about the Funds’ Investment Strategies and Risks

Brown Advisory Growth Equity Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund primarily invests in medium and large market capitalization companies. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Advisor believes have:

•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
•	Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
•	A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then focuses on those companies that it believes have the ability to grow revenue and/or earnings at above average rates over several years, given the Advisor’s belief that superior investment returns are better achieved by buying and holding the stocks of companies that are able to grow at above-average sustainable rates over long periods of time. Factors considered include:

•	Product cycles, pricing flexibility and product or geographic mix
•	Cash flow and financial resources to fund growth
•	Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s stock and its current market price.

The Advisor’s Process — Selling Portfolio Securities The Advisor monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:

•	The stock subsequently fails to meet the Advisor’s initial investment criteria
•	A more attractively priced stock is found or if funds are needed for other purposes
•	The stock becomes overvalued relative to the long-term expectation for the stock price.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term investment goal or investing emergency reserves.

Brown Advisory Value Equity Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations (“80% Policy”). Medium and large market capitalization companies are, according to the Advisor, companies with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor uses in-house research and other sources to identify a universe of companies across a broad range of industries whose underlying fundamentals are relatively attractive and capable of sustaining long-term growth at rates at or above the market averages. The Advisor focuses on companies that it believes exhibit the following:

•	Sufficient cash flow and balance sheet strength to fund future growth
•	Leadership or potential leadership in markets with the opportunity for long-term growth
•	Proprietary products and service and new product development that sustains the company’s brand franchise
•	A strong management team that is proactive, executes effectively, and anticipates and or adapts to change and is sensitive to shareholder interests
•	Product cycles, pricing flexibility, product or geographic mix that supports growth and stability
•	Catalysts for growth can include changes in regulation, management, business cycle, and business mix or industry consolidation.

The Advisor’s valuation discipline attempts to estimate a range of value for each company whose securities are considered for purchase. The range of value is used to estimate the spread or "margin of safety" between a company’s current stock price and a reasonable worst case low price for the stock. The range is developed through an extensive valuation methodology that uses historic values, peer comparisons, private market value, and discounted cash flow analyses. A key objective of this analysis is to minimize the downside risk of investing in stocks which generally results in a portfolio with lower than market valuations and better than average fundamental characteristics.

The Advisor’s Process — Selling Portfolio Securities The Advisor monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if it believes:

•	The stock has reached its target price level and its present reward to risk ratio is unattractive
•	The stock is close to its target price level and its present reward to risk ratio is unattractive compared to a candidate company or an attractively valued existing holding
•	The company’s fundamentals have deteriorated in a material, long term manner.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Brown Advisory Flexible Value Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities (“80% Policy”). While the Advisor may purchase securities of companies of various market capitalizations, the focus is on larger companies. The Advisor defines “larger companies” as companies whose market capitalizations are equal to or greater than $1 billion at the time of investment. The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Potential investment opportunities are evaluated from a number of perspectives in an effort to select those that offer the most attractive return prospects. The Advisor’s approach also attempts to take advantage of the market’s short-term volatility, which may provide buying opportunities in stocks of companies that appear to have attractive long-term potential.

With respect to 20% of its assets, the Fund may also invest in debt securities, including lower-rated securities or comparable unrated securities (“junk bonds”) rated at the time of purchase BB/Ba or lower by Standard & Poor’s or Moody’s or, unrated, but determined to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor uses a research-intensive security selection process. Many characteristics of the underlying company are analyzed prior to purchasing its stock in the fund’s portfolio. These include a company’s market position, its current and potential financial strength, its earnings and free cash flow, and the effectiveness of its management team. The Advisor constructs its portfolio one stock at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings. The Advisor does not limit its investments to securities of a particular market cap range but the focus is generally on larger companies.

The Advisor’s Process — Selling Portfolio Securities The Advisor continually monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration. There are generally three reasons the Advisor may sell or reduce its position in a security:

•	The stock has reached a price whereby its risk/reward characteristics are not as favorable.
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact.
•	A better opportunity has been identified.

Under normal circumstances, the Advisor is a long-term investor with holding periods for stocks of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to accept the risks of investing in equity securities;

•	Are pursuing a long-term investment goal; and
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal.

Brown Advisory Small-Cap Growth Fund

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies (“80% Policy”). The Fund seeks to invest primarily in small companies with well above average growth prospects. Small companies, according to the Advisor, are companies whose market capitalizations are equal to or less than $5 billion at the time the Fund purchases the issuer’s securities (“Market Capitalization Range”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor begins by identifying a universe of small growth companies within the Market Capitalization Range. From these companies, the Advisor uses research and other sources of information to select those companies it believes have the potential to grow earnings at an above average rate annually. The Advisor then performs an in-depth analysis of the companies’ fundamentals to identify those that have:

•

Substantial business opportunities relative to their operating history and size. These opportunities may arise from addressing large and fragmented markets or markets that are growing at rapid rates. In addition, the company’s ability to innovate may help create new markets for its products or services

•	Proprietary products, services or distribution systems that provide the company with a competitive edge
•	Management that demonstrates a “growth mentality” and a plan that the Advisor can understand and monitor
•	Attractively priced stocks compared to their growth potential.

The Advisor’s Process — Selling Portfolio Securities The Advisor monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock if it believes:

•	The stock subsequently fails to meet the Advisor’s initial investment criteria
•	A more attractively priced stock is found or if funds are needed for other purposes
•	The stock becomes overvalued relative to the long-term expectation for the stock price.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Brown Advisory Small-Cap Value Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small companies (“80% Policy”). Small companies, according to the Advisor, are companies whose market capitalizations are less than $4 billion at the time the Fund purchases the issuer’s securities. The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Fund invests primarily in equity securities of companies that trade in the U.S. securities markets and that Cardinal Capital Management, L.L.C. (“Cardinal” or “Sub-Advisor”), the Fund’s sub-advisor, believes are undervalued based on the companies’ ability to generate cash flow beyond that required for normal operations and reinvestment in the business. Excess cash flow, among other things, are used to pay dividends, make acquisitions, pay down debt and/or buy back stock.

The Sub-Advisor’s Process — Purchasing Portfolio Securities Cardinal seeks companies that are believed to have stable and predictable businesses that generate cash flow in excess of what is needed to pay all expenses and reinvest in the business, and have competent and motivated management teams. Cardinal also seeks companies whose securities are undervalued because of temporary issues that are likely to be resolved in the near future.

Cardinal focuses on gathering information on companies that are not well known to most institutional investors, by developing opinions on companies or businesses that are contrary to prevailing thinking, or by investigating corporate events (such as substantial share repurchases or insider buying) that may signal a company’s undervaluation. Once investment opportunities are identified, Cardinal researches prospective companies by analyzing regulatory financial disclosures, and by speaking with industry experts and company management. The purpose of this research is to get a clear understanding of the company’s business model, competitive advantages and capital allocation discipline.

Cardinal anticipates that the Fund’s portfolio will consist of 45 to 60 positions, broadly diversified across industries and market sectors. Position sizes range from 1% to 4% of net assets measured at cost at the time of investment. Cardinal considers several factors in determining position size including the predictability of the business, the level of the stock price relative to the targeted purchase price, trading liquidity and catalysts that should result in stock price appreciation. Such catalysts may include the redeployment of excess cash to benefit shareholders, a turnaround in operations, the sale or liquidation of unprofitable operations, an accretive acquisition or merger, a change in management, an improvement in industry prospects or the cessation of circumstances which have depressed operating results.

The Sub-Advisor’s Process — Selling Portfolio Securities Portfolio securities are sold for a number of reasons, including the stock’s expected return falling below 20% either due to price appreciation or adverse changes in company fundamentals, the market capitalization of the position reaching $5 billion, or the existence of better relative values elsewhere.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Brown Advisory Small-Cap Fundamental Value Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies (“80% Policy”). The Advisor defines small capitalization companies whose market capitalization are equal to or less than $4 billion at the time of investment. The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% policy.

With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including distressed debt securities (limited to 5% or less of its assets). Debt securities in which the Fund may invest may be rated by a Nationally Recognized Statistical Rating Agency or may be unrated and judged by the Advisor to be of comparable quality.

The Advisor’s Process. The Advisor seeks investment opportunities in companies with valuations whose market prices are selling at a discount to their business values. The Advisor’s valuation discipline attempts to estimate the range of a company’s business value by considering past, current or future earnings, cash flows, book value, sales or growth rates relative to the company’s history, industry, or the broader market. The Advisor seeks to find companies that are out-of-favor or over-looked in the market, and often trade at price levels which do not reflect the Advisor’s assessment of their fundamental economic value.

The Fund may also invest in securities whose prices are low relative to their asset valuation or private market valuation. These may include companies that the Advisor believes are extremely oversold or neglected due to adverse events or complex capital structures; mired in company-specific or industry-related turnarounds; undergoing financial or operational restructuring, including spin-offs, reorganizations, liquidations, mergers and acquisitions; or have hidden value in the form of assets on their balance sheets that are underappreciated by the market.

The Advisor seeks catalysts or inflection points that may unlock shareholder value by narrowing the gap between current market price and underlying business value. Examples of catalysts or inflection points are changes in regulation, management, or business mix, industry consolidation, cost reduction initiatives, acquisition or merger activity, new products or investments, share repurchases, asset sales or cyclical recoveries.

The Advisor seeks a measure of downside protection for the Fund by purchasing investments for the Fund’s portfolio whose risk-reward relationship meets certain criteria established by the Advisor. More specifically, the Advisor estimates a reasonable worst case low price for each security and rejects those that have unacceptable spreads between that price and the company’s current stock price.

The Advisor’s Process — Purchasing Portfolio Securities. The Advisor performs an in-depth qualitative and quantitative analysis to distinguish companies that the Advisor believes may exhibit some of the following characteristics:

•	Free cash flow providing flexibility for growth and/or return of shareholder value
•	High and/or increasing returns on capital
•	Hidden asset value or operations unrecognized by the market
•	Sustainable and/or expanding profitability
•	Market leadership and/or market share growth potential
•	Financial stability, including strong balance sheet and modest use of debt
•	Effective management team sensitive to shareholder interests
•	Sound business strategy and competitive advantages

•	Franchise value defensible by proprietary products, differentiated services or systems, customer captivity, lowest-cost production, or identifiable brands
•	Product cycles, pricing flexibility, rational investment or new product development, and segment or geographic mix that supports stability and growth
•	Attractive valuation

Advisor’s Process — Selling Portfolio Securities. The Advisor monitors the companies in the Fund’s portfolio to determine if there have been any material changes in the companies. The Advisor may sell a stock if it believes the following may be true:

•	The stock has reached its target price level, and reward to risk ratio is unattractive
•	The stock is no longer is at a discount to its intrinsic economic value, or is overvalued relative to market expectations
•	The company’s fundamentals change in a material, long-term manner, fail to meet the Advisor's initial investment criteria, or are no longer reliable in estimating the underlying business value
•	Unrealized catalysts or management inability to enhance shareholder value result in “value trap”
•	A more attractively valued alternative, either existing holding or new investment, offers greater reward to risk potential
•	The stock becomes too large of a position size
•	Any other factors may contribute to under-performance

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Brown Advisory Opportunity Fund

Principal Investment Strategies

The Fund generally follows a growth strategy in selecting equity securities. The Fund's investment strategy also requires the Advisor to be sensitive to value when selecting stocks for the Fund’s portfolio.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Advisor believes have:

•	Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
•	Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
•	A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their growth opportunity. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s stock and its current market price.

The Advisor’s Process — Selling Portfolio Securities The Advisor monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if it believes:

•	The stock subsequently fails to meet the Advisor’s initial investment criteria
•	A more attractively priced stock is found or if funds are needed for other purposes
•	The stock becomes overvalued relative to the long-term expectation for the stock price.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves.

Brown Advisory Core International Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small, medium and large size companies located outside of the United States. The Fund expects to diversify its investments across companies located in a number of foreign countries including, but not limited to, Japan, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Norway, Sweden, Australia, Hong Kong and Singapore. As of the Fund’s fiscal year ended May 31, 2009, the Fund invested in the equity securities of companies located in [21] different foreign countries.

The Advisor currently employs one sub-advisor, Munder Capital Management (“Munder Capital”), to manage the Fund’s assets on a daily basis. The Advisor is permitted to employ additional sub-advisors and allocate the Fund’s assets to such sub-advisors (hereafter Sub-Advisor or Sub-Advisors).

Although the Advisor delegates the day-to-day management of the Fund to the Sub-Advisors, the Advisor retains overall supervisory responsibility for the general management and investment of the Fund’s assets. The Advisor has retained an independent consultant to facilitate the selection of additional Sub-Advisors for the Fund, help monitor the performance of the Sub-Advisors and make recommendations regarding asset allocation amongst the Sub-Advisors (the “Consulting Services”). The Advisor’s allocation of assets to each Sub-Advisor may range from 0.00% to 100.00% of the Fund’s assets and the Advisor may change the allocations at any time so long as the overall investment styles of the Sub-Advisors represent a blend of growth and value, also known as “core” investment style.

Munder Capital’s Investment Processes — Purchasing Portfolio Securities Munder Capital employs a bottom-up investment approach that emphasizes individual stock selection. Munder Capital’s stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend. The Munder Capital international core equity strategy uses a quantitative investment process and traditional qualitative and fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. Munder Capital seeks to generally allocate country weights in accordance with the MSCI EAFE Index; however, deviations from the MSCI EAFE Index weights may occur. Munder Capital uses the sector and industry allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index.

Munder Capital’s Investment Processes — Selling Portfolio Securities Munder Capital monitors the companies in the Fund’s portfolio allocated to it for management to determine if there have been any fundamental changes in the companies. Munder Capital may sell a stock or reduce its position in a stock if it believes:

•	the stock subsequently fails to meet Munder Capital’s initial investment criteria;
•	A more attractively priced company is found or if funds are needed for other purposes;
•	the stock becomes overvalued relative to the long-term expectation for the stock price.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in short-term instruments such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a long-term goal
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a short-term goal or investing emergency reserves
•	Cannot tolerate the risks of global investments.

Brown Advisory Maryland Bond Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor continuously monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund’s investment portfolio. The Advisor then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Advisor’s Process — Selling Portfolio Securities The Advisor may sell a fixed income security if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
•	The security subsequently fails to meet the Advisor’s investment criteria
•	A more attractive security is found or funds are needed for another purpose
•	The Advisor believes that the security has reached its appreciation potential

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are a Maryland resident
•	Are an income-oriented investor in a high tax bracket and desire tax-exempt income
•	Seek income and more price stability than stocks offer
•	Are pursuing a long-term goal.

The Fund may not be appropriate for you if you:

•	Are not a Maryland resident
•	Are pursuing a short-term goal or are investing emergency reserves
•	Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
•	Do not desire tax-exempt income.

Brown Advisory Intermediate Income Fund

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy.

Portfolio Maturity The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years (“Maturity Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Policy. The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 2% to 5%.

Portfolio Securities Credit Ratings The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by the Advisor.

The Advisor’s Process — Purchasing Portfolio Securities The Advisor determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio. This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve. The Advisor then determines the relative and absolute attractiveness of each of — corporate securities, mortgage-backed securities, asset-backed securities and Treasury and agency securities. Finally, it searches for securities, which meet the maturity and duration needs of the Fund’s portfolio.

The Advisor’s Process — Selling Portfolio Securities The Advisor may sell a fixed income security if it believes:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
•	The security subsequently fails to meet the Advisor’s investment criteria
•	A more attractive security is found or funds are needed for another purpose
•	The security has reached its appreciation potential.

Temporary Defensive Position In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Seek income
•	Seek capital preservation
•	Are pursuing a long-term goal
•	Are willing to accept the risks of investing in fixed income securities.

The Fund may not be appropriate for you if you:

•	Are pursuing a short-term goal or are investing emergency reserves
•	Are seeking capital appreciation
•	Can not tolerate fluctuation in the value of your investments.

Table of Investment Terms

Set forth below are terms specific to certain of the Funds’ investments.

	Brown Advisory Growth Equity Fund	Brown Advisory Value Equity Fund	Brown Advisory Flexible Value Fund	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Value Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Opportunity Fund	Brown Advisory Core International Fund	Brown Advisory Maryland Bond Fund	Brown Advisory Intermediate Income Fund
Equity Security(1)	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Security(2)	✓	✓	✓	✓	✓	✓	✓	✓
ADRs(3)	✓	✓	✓	✓	✓	✓	✓	✓
REITs(4)	✓	✓	✓	✓	✓	✓	✓
ETFs(5)	✓	✓	✓	✓	✓	✓	✓	✓
Market Capitalization(6)	✓	✓	✓	✓	✓	✓	✓
Company Fundamentals(7)	✓	✓		✓	✓
Price/Earnings Ratio(8)	✓						✓
Price/Sales Ratio(9)	✓						✓
Price/Cash Flow Ratio(10)	✓						✓
Debt/Fixed Income Securities(11)			✓			✓			✓	✓
Emerging or Developing Markets(12)								✓
Bond(13)									✓
Investment Grade Security(14)									✓
Municipal Security(15)									✓
NRSRO(16)									✓	✓
U.S. Government Security(17)									✓	✓
Note(18)									✓
Maturity(19)									✓	✓
Mortgage-Backed Security(20)										✓
Asset-backed Security(21)										✓
Yield Curve(22)										✓
Stated Average Maturity(23)										✓
Weighted Average Maturity(24)									✓	✓

(1)

Equity Security means an equity or ownership interest in a company including common and preferred stock, warrants and securities convertible into common and preferred stock, listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) exchange traded funds (“ETFs”) and private placements.

(2)

Convertible Securities are bonds, debentures, notes, preferred stock, rights, warrants or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula.

(3)	ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.
(4)	REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.
(5)	ETFs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests.
(6)	Market Capitalization means the value of a company’s common stock in the stock market.
(7)

Company Fundamentals means factors reflective of a company’s financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

(8)	Price/Earnings Ratio means the price of a stock divided by the company’s earnings per share.
(9)	Price/Sales Ratio means the amount an investor is willing to pay for a dollar of revenue.
(10)	Price/Cash Flow Ratio means the price of a stock divided by free cash flow per share.
(11)

Debt/Fixed Income Securities means a security, such as a bond or note, that obligates the issuer to pay the security owner a specific sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

(12)

Emerging or Developing Markets means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”). Currently, the countries included in the EAFE Index are Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(13)	Bond means a fixed income security with a long-term maturity, usually 5 years or longer.
(14)

Investment Grade Security means a fixed income security rated in one of the four highest long-term or two short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund’s Advisor at the time of purchase.

(15)	Municipal Security means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.
(16)	NRSRO means a “nationally recognized statistical rating organization,” such as Standard & Poor’s, that rates fixed income securities by relative credit risk.
(17)	U.S. Government Security means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
(18)	Note means a fixed income security with a short-term maturity, usually less than 1 year.
(19)	Maturity means the date on which a fixed income security is (or may be) due and payable.
(20)	Mortgage-Backed Security means a fixed income security representing an interest in a pool of underlying mortgage loans.
(21)	Asset-Backed Security means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

(22)	Yield Curve means a graph that plots the yield of all fixed income securities of similar quality against the securities’ maturities.
(23)	Stated Average Maturity means the dollar weighted maturity of the portfolio without consideration for potential changes in cash flows of the portfolio’s securities.
(24)

Weighted Average Maturity refers to the dollar weighted average maturity of the portfolio, accounting for potential changes in cash flows of the portfolio’s securities due to prepayments on mortgage backed and asset backed securities, puts and calls, and other foreseen changes to stated cash flows.

Principal Investment Risks

An investment in a Fund is subject to one or more of the risks identified in the following table. The identified risks are discussed in more detail in the disclosure that immediately follows the table.

Fund	Risk
Brown Advisory Growth Equity Fund	General Market and Management Risk; Growth Company Risk; Smaller Company Risk; Medium Capitalization Company Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); ETF Risk; Private Placement Risk
Brown Advisory Value Equity Fund	General Market and Management Risk; Value Company Risk; Smaller Company Risk; Medium Capitalization Company Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); ETF Risk; Private Placement Risk
Brown Advisory Flexible Value Fund	General Market and Management Risk; Value Company Risk; Smaller Company Risk; Medium Capitalization Company Risk; Foreign Securities/Emerging Market Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); Debt/Fixed Income Securities Risk; Non-Investment Grade Securities Risk; ETF Risk; Private Placement Risk
Brown Advisory Small-Cap Growth Fund	General Market and Management Risk; Growth Company Risk; Smaller Company Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); ETF Risk; Private Placement Risk
Brown Advisory Small-Cap Value Fund	General Market and Management Risk; Value Company Risk; Smaller Company Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); ETF Risk; Private Placement Risk
Brown Advisory Small-Cap Fundamental Value Fund	General Market and Management Risk; Value Company Risk; Smaller Company Risk; Foreign Securities/Emerging Markets Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); Derivatives Risk; Debt/Fixed Income Securities Risk; ETF Risk; Private Placement Risk
Brown Advisory Opportunity Fund	General Market and Management Risk; Smaller Company Risk; Medium Capitalization Company Risk; REIT and Real Estate Market Risk; Equity and Convertible Securities Risk (including ADR Risk); ETF Risk; Private Placement Risk
Brown Advisory Core International Fund	General Market and Management Risk; Value Company Risk; Growth Company Risk; Smaller Company Risk; Medium Capitalization Company Risk; Foreign Securities Risk/Emerging Market Risk; Equity and Convertible Securities Risk (including ADR Risk); ETF Risk; Futures Risk
Brown Advisory Maryland Bond Fund	General Market and Management Risk; Interest Rate Risk; Credit Risk; Prepayment/Extension Risk; Maryland Bonds and Municipal Securities Risk; Non-Diversification Risk; Liquidity Risk; Debt/Fixed Income Securities Risk
Brown Advisory Intermediate Income Fund	General Market and Management Risk; Interest Rate Risk; Credit Risk; Prepayment/Extension Risk; Liquidity Risk; Debt/Fixed Income Securities Risk

General Market Risk

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The NAV of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program. You could lose money on your investment in a Fund or a Fund could underperform other investments. Other general market risks include:

•	The market may not recognize what the Advisor or a Sub-Advisor believes to be the true value or growth potential of the stocks held by a Fund
•	The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline
•

The smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company

•	The Advisor’s or a Sub-Advisor’s judgment as to the growth potential or value of a stock may prove to be wrong
•	A decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities

Management Risk

The Fund is actively managed and its performance may reflect the Advisor’s ability to make decisions which are suited to achieving a Fund’s investment objectives. Due to its active management, a Fund could under perform other mutual funds with similar investment objectives.

Growth Company Risk

An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Value Company Risk

Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. The determination that a stock is undervalued is subjective; the market may not agree, and a stock’s price may not rise to what the investment manager believes is its full value. If the market does not consider the stock to be undervalued then the value of a Fund’s shares may decline, even if stock prices generally are rising.

Medium Capitalization Company Risk

Medium Capitalization company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Medium Capitalization companies may have limited product lines or resources and may be dependent upon a particular market niche.

Smaller Company Risk

If a Fund invests in smaller companies, an investment in the Fund may have the following additional risks:

•	Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
•

Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

•	Changes in the value of smaller company stocks may not mirror the fluctuation of the general market
•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company’s operations and performance. As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

Foreign Securities/Emerging Market Risks

If a Fund invests in foreign securities, an investment in that Fund may have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets
•

Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities

•

Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

•

Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems
•	Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.

•

Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’ shareholders.

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks;

•	Information about the companies in emerging markets is not always readily available
•	Stocks of companies traded in emerging markets may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets
•	Greater political and economic uncertainties exist in emerging markets than in developed foreign markets
•

The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries

•	Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets
•	Emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund
•	Certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar
•

Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments

•	Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Interest Rate Risk

If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

Credit Risk

If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund’s portfolio securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. Investments in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

Prepayment/Extension Risk

If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities. A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities. Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline. There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

Liquidity Risk. Certain fixed income securities held by a Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, a Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

REIT and Real Estate Market Risk

A Fund’s investments in REITs may subject the Fund to the following additional risks:

•	Declines in the value of real estate
•	Changes in interest rates
•	Lack of available mortgage funds or other limits on obtaining capital
•	Overbuilding
•	Extended vacancies of properties
•	Increases in property taxes and operating expenses
•	Changes in zoning laws and regulations
•	Casualty or condemnation losses.

A Fund will bear a proportionate share of the REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Equity and Convertible Securities Risk (including ADR Risk)

A Fund’s investments in Equity and ADRs may subject the Fund to volatility and the following risks:

•	Prices for stock or ADRs may fall over short or extended periods of time
•	Cyclical movements of the equity market may cause the value of the Fund’s securities or ADRs to fluctuate drastically from day to day
•	Individual companies may report poor results or be negatively affected by industry and or economic trends and developments

ADR investments may subject a Fund to the same risks as direct investments in foreign companies as noted in “Foreign Securities/Emerging Market Risk” (above).

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible proportionate securities.

Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. A Fund’s investments in Convertible Securities may subject the Fund to the risks that prevailing interest rates, issuer credit quality and any call provisions may affect the value of the Fund’s convertible securities. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance. The successful use of derivatives generally depends on the manager’s ability to predict market movements.

A Fund may use derivatives in various ways. A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. A Fund may use derivatives for leverage. A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks. A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below. Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivates that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which are highly specialized activity that involves strategies and risks different from those with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Advisor is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Debt/Fixed Income Securities Risk

The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline. Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities.

Non-Investment Grade Securities Risk

Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

ETF Risk

Investments in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles ) may involve duplication of certain fees and expenses. By investing in an ETF, a Fund becomes a shareholder of that ETF. As a result, Fund shareholders indirectly bear their proportionate share of the ETF’s fees and expenses which are paid by the Fund as a shareholder of the ETF. These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. If the ETF fails to achieve its investment objective, the Fund’s investment in the ETF may adversely affect the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Private Placement Risk

The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act. Privately issued securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that are determined by the Advisor to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

Maryland Bonds and Municipal Securities Risk

If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests. Adverse economic or political factors will affect a Fund’s NAV more than if that Fund invested in more geographically diverse investments. As a result, the value of a Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

In addition to the state’s general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer’s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid. Certain Fund holdings may not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these “revenue” bonds may vary from that of the state’s general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities. Maryland general obligation bonds were rated Aaa by Moody’s Investor Services as of March 31, 2009 and AAA by Standard & Poor’s as of March 31, 2009. There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maryland is contained in the SAI.

Non-Diversification Risk

If a Fund is “non-diversified,” its investments are not required to meet certain diversification requirements under Federal law. A “non-diversified” Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Other Practices/Risks

Each Fund has entered into a securities lending agreement with Citibank, N.A. Under the agreement, each Fund’s portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund’s policies and applicable government regulations. The Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may loss the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

Management

Each Fund is a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the “Board”). The Board meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).

The Advisor and Sub-Advisors

Each Fund’s Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Advisor does business under the name of Brown Advisory. The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company. The Advisor and its affiliates (“Brown” or the “Advisor”) have provided investment advisory and management services to clients for over 10 years. As of September 30, 2009, Brown (excluding an affiliated broker-dealer) had approximately [$XX] billion of assets under management.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund’s average annual daily net assets as indicated below. For the fiscal year ended May 31, 2009, the Advisor received, after applicable fee waivers, (“Advisory Fee Received”), an advisory fee at an annual rate of each Fund’s average annual daily net assets as follows:

	Annual Advisory Fee		Advisory Fee Received
Brown Advisory Growth Equity Fund	0.75%		0.75%
Brown Advisory Value Equity Fund	0.75%		0.75%
Brown Advisory Flexible Value Fund(1)	0.85%		0.00%
Brown Advisory Small-Cap Growth Fund	1.00%		1.00%
Brown Advisory Small-Cap Value Fund	1.00%		1.00%
Brown Advisory Small-Cap Fundamental Value Fund	1.00%		0.00%	(2)
Brown Advisory Opportunity Fund	1.00%		0.81%
Brown Advisory Core International Fund	1.00%	*	1.00%
Brown Advisory Maryland Bond Fund	0.35%		0.00%
Brown Advisory Intermediate Income Fund	0.35%		0.35%
*	The Advisor is also entitled to receive a maximum annual fee of 0.05% of the Fund’s average daily net assets of Brown Advisory Core International Fund as reimbursement for Consulting Services costs incurred with respect to the Fund.
(1)	Fees shown are as of October 31, 2008, the most recent fiscal year-end of the Fund as of the date of this Prospectus.
(2)	The Fund has not completed a full fiscal year of operations as of the date of this Prospectus.

A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreements between the Trust and the Advisor, the Sub-Advisory Agreement between the Advisor and each of Cardinal and Munder Capital is included in the Funds’ semi-annual report for the six months ending November 30, 2008, annual report for the 12 months ending October 31, 2008 for the Brown Advisory Flexible Value Fund, and annual report for the 12 months ending May 31, 2009 for the Brown Advisory Small-Cap Fundamental Value Fund.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Flexible Value Fund and Brown Advisory Small-Cap Fundamental Value Fund.

Subject to the general oversight of the Board and the Advisor, the following Sub-Advisors make the investment decisions for the following Funds:

Fund	Sub-Advisor
Brown Advisory Small-Cap Value Fund	Cardinal Capital Management, L.L.C. (“Cardinal”)
Brown Advisory Core International Fund	Munder Capital Management (“Munder Capital”)

Advisory fees for services rendered by each Sub-Advisor are paid by the Advisor and not the applicable Fund and are included in the “Advisory Fee Received” for the applicable Fund.

Cardinal, One Greenwich Office Park, Greenwich, Connecticut 06831, commenced operations as a Delaware limited liability company in 1995 and provides investment advisory services for clients, including endowments, public and private pension funds, and high net worth individuals seeking investments in small value companies. Brown Advisory Small-Cap Value Fund is the first mutual fund for which Cardinal has provided investment advisory services. As of May 31, 2009, Cardinal had over [$XX] billion of assets under management.

Munder Capital, 480 Pierce Street, Birmingham, Michigan 48009, is a general partnership formed in 1985, and provides investment advisory services to institutions, charitable organizations, state and municipal governments, investment companies (including mutual funds), pension and profit sharing plans and individual investors. Munder Capital has served as a Sub-Advisor to the Brown Advisory Core International Fund since December 2007. As of June 30, 2009, Munder Capital had approximately $15.2 billion of assets under management.

In the future, the Advisor may propose to appoint or replace one or more Fund Sub-Advisors subject to Board and applicable shareholder approval requirements. Pursuant to prior shareholder approval and an exemptive order from the Securities and Exchange Commission, the Advisor, subject to Board approval, is permitted to enter into new or modified sub-advisory agreements with existing or new Sub-Advisors for Brown Advisory Core International Fund without approval of Fund shareholders (“Exemptive Relief”). Each other Fund may rely on the Exemptive Relief upon approval of its shareholders. Pursuant to the exemptive order, each Fund that relies on the Exemptive Relief is required to notify shareholders of the retention of a new Sub-Advisor within 90 days of the hiring of the new Sub-Advisor.

Portfolio Managers

Brown Advisory Growth Equity Fund An investment team has managed the Fund’s portfolio since its inception in 1999. Mr. Kenneth M. Stuzin is the team’s Chairman. He works with the team on developing and executing the Fund’s investment program and retains decision-making authority over the day-to-day management of the Fund’s assets:

Kenneth M. Stuzin, CFA has been a member of Brown’s senior management since 1998, Vice Chairman of Brown’s Large-Cap Growth Equity Team from 1996 to 2008, and Chairman of the Large-Cap Growth Equity Team since February 2008. Mr. Stuzin has also served as the Vice Chairman of the Fund’s investment committee since the Fund’s inception. Though Mr. Stuzin shares responsibility for the day-to-day management of the Growth Equity Fund with Geoffrey R.B. Carey, Mr. Stuzin retains all final decision making authority with respect to the Fund’s management. [Prior to joining Brown in 1996, Mr. Stuzin was a Vice President and Portfolio Manager at J.P. Morgan Investment

Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions.] Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

Geoffrey R.B. Carey, CFA has been a member of Brown’s senior management since 1998, Chairman of Brown’s Large-Cap Growth Equity Team from 1996 to 2008, and Vice Chairman of the Large-Cap Growth Equity Team since February 2008. Mr. Carey shares responsibility for the day-to-day management of the Growth Equity Fund with Kenneth M. Stuzin; however, Mr. Stuzin holds final decision making authority with respect to the Fund’s management. Mr. Carey also chairs the Firm’s Strategic Investment Committee, coordinating both strategic and tactical asset allocation. Prior to joining the Advisor in 1996, Mr. Carey spent over seven years with J.P, Morgan Investment Management (“J.P. Morgan”), most recently as Vice President and Portfolio Manager in Geneva, Switzerland, where he was responsible for global investment portfolios for non-U.S. clients. While at J.P. Morgan, he also managed the firms U.S. equity exposure for its overseas offices. He received his B.A. from Washington & Lee University in 1984 and his M.B.A. from the University of North Carolina in 1989.

Other senior members of the investment team include:

Paul J. Chew, CFA has been a member of Brown’s senior management and Director of Equity Research since 1999. Mr. Chew is a contributing Research Analyst for the Fund and has been a member of the Fund’s investment team since the Fund’s inception in 1999. Mr. Chew also serves as the Advisor’s technology analyst and is a member of the Advisor’s Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he worked in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.

Paul Q. Li, CFA, Ph.D. has been an Equity Research Analyst responsible for the health care sector at Brown since 2006. He is also a contributing research analyst for the Fund. Prior to joining the firm in 2006, he served in investment analyst positions at the Howard Hughes Medical Institute and the Bethlehem Steel Pension Trust. He holds an MBA from the Johnson Graduate School of Management at Cornell University and a B.S. from Wuhan University. Mr. Li also earned an M.S. in microbiology from the Chinese Academy of Science and a Ph.D. in molecular biology from Cornell. Prior to his career in the investment industry, he spent four years as a research scientist in Cornell's department of molecular medicine.

Eric H. Cha, CFA has been an Equity Research Analyst responsible for the consumer discretionary sector since July 2007. He is a contributing research analyst for the Brown Advisory Growth Equity Fund. Prior to joining the firm, he worked at Oppenheimer Funds as an Equity Analyst since 2003. He was an Investment Officer at Bethlehem Steel Pension Fund from 2000 to 2003. He received his MBA from New York University Leonard N. Stern School of Business in 2000 and was a charter member of the Michael Price Student Investment Fund. He worked as a summer associate for Sanford C. Bernstein. Prior to business school, he owned and operated a retail business. He holds a Bachelor of Arts degree in Economics from the University of Virginia.

Brown Advisory Value Equity Fund An investment team has managed the Fund’s portfolio since its inception in 2003. Mr. Richard M. Bernstein has been the team’s Chairman since the Fund’s inception in 2003. He works with the team on developing and executing the Fund’s investment program and retains decision-making authority over the day-to-day management of the Fund’s assets:

Richard M. Bernstein, CFA has been a member of Brown’s senior management since 1998 and Chairman of Brown’s Large-Cap Value Equity Team since 1998. Mr. Bernstein is responsible for the day-to-day management of the Fund.

Prior to joining the Advisor in 1993, Mr. Bernstein was Vice President and Director of Research at Mercantile-Safe Deposit & Trust Company where he was responsible for equity fund management and research. He is past president of the Baltimore Security Analysts Society. He received a B.A. and M.A. from The Johns Hopkins University in 1979 and 1983, respectively.

Other senior members of the investment team include:

Paul J. Chew, CFA has been a member of Brown’s senior management and Director of Equity Research since 1999. Mr. Chew is a contributing Research Analyst for the Fund and has been a member of the Fund’s investment team since the Fund’s inception in 2003. Mr. Chew also serves as the Advisor’s technology analyst and is a member of the Advisor’s Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he worked in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.

Darryl R. Oliver has been an Equity Research Analyst at Brown since 2008, currently covering the consumer staples sector. From 2007 to 2008 he served as Portfolio Manager for the Brown Advisory Real Estate Fund. From 2003 through 2007, he researched investment opportunities for Brown’s real estate portfolios and served as the Junior Portfolio Manager for the Fund. From 1998 to 2003 he served as a Junior Portfolio Manager for Brown’s Large-Cap Growth Equity Team. He is a member of the National Association of Real Estate Investment Trusts (“NAREIT”). He graduated with a B.A. from the University of Maryland, Baltimore County in 1995, and received an M.B.A. from the University of Maryland, College Park in 2002 with a concentration in finance.

Doron S. Eisenberg, CFA has been an Equity Research Analyst at Brown researching investment opportunities in the technology sector for Brown's growth and value strategies since 2002. He is a contributing research analyst for the Fund. Prior to joining Brown in 2002, he worked in New York as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery Skanska, Inc., from 1995 to 2000. Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

Maneesh Bajaj, CFA has been an Equity Research Analyst covering the financial services sector at Brown since 2005. He is also a contributing research analyst for the Fund. He received his M.B.A. from The Wharton School, University of Pennsylvania in 2002. He also holds a M.S. in computer science from University of Kentucky.

Michael Poggi, CFA has been an Equity Research Analyst for the industrial and energy sectors at Brown since 2003 and is a contributing research analyst for the Fund. Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.

Brown Advisory Flexible Value Fund Mr. Hutchings Vernon, Mr. Michael Foss and Ms. Nina Yudell share in the responsibility for day-to-day management of the Fund’s portfolio.

R. Hutchings Vernon has 26 years of investment management experience and joins Ms. Yudell and Mr. Foss in sharing the day-to-day responsibility for co-managing the Fund’s portfolio. Mr. Vernon was a portfolio manager and/or analyst with Alex Brown Investment Management (“ABIM”), the Fund’s previous investment adviser, for over 15 years and is continuing in the same capacity as a partner at Brown following the combination of the two firms in July 2008. Mr. Vernon is also responsible for managing pooled and other separate accounts managed by the Advisor.

Michael Foss has 23 years of investment management experience and begun sharing the day-to-day responsibility for co-managing the Fund’s portfolio in January 2009. Mr. Foss was a portfolio manager and/or analyst with ABIM for over 5 years and is a partner at Brown following the combination of the two firms in July 2008. Mr. Foss is also responsible for managing separate accounts managed by the Advisor.

Nina K. Yudell has 24 years of investment management experience and joins Mr. Vernon and Mr. Foss in sharing the day-to-day responsibility for co-managing the Fund’s portfolio. Ms. Yudell was a portfolio manager and/or analyst with ABIM for over 16 years and is continuing in the same capacity as a partner at Brown following the combination of the two firms in July 2008. Ms. Yudell is also responsible for managing separate accounts managed by the Advisor.

Brown Advisory Small-Cap Growth Fund An investment team has managed the Fund’s portfolio since its inception in 1999. Mr. Timothy W. Hathaway and Mr. Christopher A. Berrier, the team’s Co-Chairmen since 2005, work with the team on developing and executing the Fund’s investment program and retain equal decision-making authority over the day-to-day management of the Fund’s assets:

Timothy W. Hathaway, CFA has been a member of Brown’s senior management, Co-Chairman of Brown’s Small-Cap Equity Team and Co-Chairman of the Fund’s investment team since September 2005. Prior to 2005 he was a Research Analyst with the Large-Cap Growth Equity Team responsible for the consumer discretionary and energy sectors for ten years. Mr. Hathaway received his B.A. from Randolph Macon College in 1993 and his M.B.A. from Loyola College in 2001.

Christopher A. Berrier has been a member of Brown’s senior management, Co-Chairman of Brown’s Small-Cap Equity Team and Co-Chairman of the Fund’s investment team since September 2005. Prior to joining Brown in 2005, Mr. Berrier was a Senior Equity Analyst at T. Rowe Price for five years, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds. He received an B.A. in economics from Princeton University in 2000.

Other senior members of the investment team include:

Charles A. Reid has been a Partner at Brown and an Equity Research Analyst responsible for identifying, selecting and monitoring emerging growth companies. He is a contributing research analyst for the Fund. He received his B.A in 1965 from Georgetown University.

Sung W. Park has been an Equity Research Analyst at Brown since 2006. He is also a contributing research analyst for the Fund. Mr. Park received his B.A from Johns Hopkins University in 2000 and his M.B.A. from the University of Maryland Smith School of Business in 2006. Prior to business school, Mr. Park was an Associate Portfolio Manager and Research Analyst at Croft Leominster.

Brown Advisory Small-Cap Value Fund Ms. Amy K. Minella, Mr. Eugene Fox III, and Mr. Robert B. Kirkpatrick of Cardinal have served as the Fund’s portfolio managers since its inception in 2003 and share equal responsibility, in all respects, for the day-to-day management of the Fund’s investment portfolio:

Amy K. Minella has been a Managing Partner and Portfolio Manager of Cardinal since 1995. Ms. Minella is responsible for investment research and has served as one of the Fund’s portfolio managers since 2003. Prior to founding Cardinal, Ms. Minella was a Managing Director of Deltec Asset Management where she created both the high yield management group in 1986 and the value equity group in 1992. Prior to that, Ms. Minella was in the corporate finance department at Merrill Lynch and in the credit department at Chase Manhattan Bank. She holds a B.A. from Mount Holyoke College and a M.B.A. from the Stanford Graduate School of Business.

Eugene Fox, III has been a Managing Director and Portfolio Manager of Cardinal since 1995. He is also responsible for investment research and has served as one of the Fund’s portfolio manager since 2003. Prior to joining Cardinal, Mr. Fox was a Managing Director of Deltec Asset Management. Prior to that, Mr. Fox was an Investment Analyst for D.S. Kennedy & Co., a value equity firm. Prior to that, he was with FMC Corporation where he served in several different capacities including director of pension investments and manager of corporate finance. He holds a B.A. from the University of Virginia and a M.B.A. from the University of Chicago Graduate School of Business.

Robert B. Kirkpatrick, CFA has been a Managing Director and Portfolio Manager of Cardinal since 2000. He is also responsible for investment research and has served as one of the Fund’s portfolio manager since 2003. Prior to joining Cardinal, he was a co-founder of Breeco Management L.P., a value-oriented equity investment firm. Prior to that, he held senior investment positions at Unifund S.A., a global private investment company, Bigler Investment Management and CIGNA Corporation. He received his BA in economics from Williams College.

Rachel D. Matthews is a portfolio manager/research analyst at Cardinal. She has been in the investment industry since 1989. Prior to joining Cardinal in 2001, she was a high yield bond trader at Oppenheimer Funds, Inc. from 1996 to 1999. She traded U.S. government securities at HSBC Securities from 1994 to 1996. Previously, she was a private placement credit analyst at the Mutual Life Insurance Company of New York. She holds a B.A. from Columbia University and a M.B.A. from New York University.

Brown Advisory Small-Cap Fundamental Value Fund Mr. Doron Eisenberg and Mr. David Schuster share in the responsibility for day-to-day management of the Fund’s portfolio.

Doron S. Eisenberg, CFA Portfolio Manager, has been an Equity Research Analyst at Brown researching investment opportunities in the technology sector for Brown's growth and value strategies since 2002. He is also a contributing research analyst for the Fund. Prior to joining Brown in 2002, he worked in New York as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery Skanska, Inc. from 1995 to 2000. Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

J. David Schuster Portfolio Manager, has been an Equity Research Analyst at Brown researching investment opportunities in the financial services sector for Brown since May 2008. Prior to joining Brown in May 2008, he worked as a Managing Director covering the financial services industry at Citigroup from September 2006 to April 2008. Prior to joining Citigroup, Mr. Schuster worked as a Managing Director in the financial institutions group at Lazard Freres & Co. since 1998. Mr. Schuster graduated with a BSBA in Accounting from Georgetown University in 1992.

Brown Advisory Opportunity Fund An investment team has managed the Fund since its inception in December 2005. Mr. David B. Powell is the team’s Chairman and works with the team on developing and executing the Fund’s investment program. Mr. Powell retains sole decision-making authority over the day-to-day management of the Fund’s assets:

David B. Powell, CFA has been the Portfolio Manager for the Fund since January 2007, and an Equity Research Analyst at Brown researching investment opportunities in the industrial and energy sectors for Brown’s growth and value strategies since 1999. Before joining the firm in 1999, he worked in investor relations at T. Rowe Price. Mr. Powell graduated with a B.A. from Bowdoin College in 1997.

Other senior members of the Fund’s team include:

Paul J. Chew, CFA has been a member of Brown’s senior management and Director of Equity Research since 1999. Mr. Chew is a contributing Research Analyst for the Fund and has been a member of the Fund’s investment team since the Fund’s inception in 2003. Mr. Chew also serves as Advisor’s technology analyst and is a member of the Advisor’s

Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he worked in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.

Doron S. Eisenberg, CFA has been an Equity Research Analyst at Brown researching investment opportunities in the technology sector for Brown’s growth and value strategies since 2002. He is also a contributing research analyst for the Fund. Prior to joining Brown in 2002, he worked in New York at as an Equity Analyst at Carret & Company during business school, and as an Engineering Project Analyst at Slattery Skanska, Inc. from 1995 to 2000. Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

Brown Advisory Core International Fund Munder Capital’s International Core Equity team has managed the Fund’s assets allocated to Munder Capital for management since Munder Capital became a Sub-Advisor of the Fund in 2007. The team’s lead manager, Remi Browne, CFA, and co-manager Peter Carpenter, CFA, are supported by three additional portfolio managers and two analysts. The seven-member team consists of the following individuals:

Remi J. Browne, CFA Managing Director — International Equity Team, is the lead portfolio manager and has final investment authority for the Fund. Mr. Browne is the lead analyst for the financials sector for the international team. Prior to joining Munder Capital in August 2007, Mr. Browne was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he led an international equity team for 11 years.

Peter S. Carpenter, CFA Senior Portfolio Manager, is the co-manager of the Fund’s portfolio management team and covers the consumer discretionary and industrials sectors. Prior to joining Munder Capital in August 2007, Mr. Carpenter was a Senior Vice President for The Boston Company Asset Management (including its predecessor firms), where he was co-manager of their international equity products and served as an analyst for 10 years.

Robert D. Cerow, CFA Equity Analyst, is a member of the Fund’s portfolio management team and covers the telecommunications services sector. Prior to joining Munder Capital in August 2007, Mr. Cerow was with The Boston Company Asset Management (including its predecessor firms), where he was an Assistant Vice President and Research Analyst for the telecommunications sector since January 2007 and a quantitative analyst since June 2003. Previously, Mr. Cerow was a sales associate with Standish Mellon since 1998.

Peter J. Collins, Senior Equity Analyst, is a member of the Fund’s portfolio management team and covers the utilities sector. Prior to joining Munder Capital in August 2007, Mr. Collins was a Research Analyst for The Boston Company Asset Management (including its predecessor firms), where he served on the international equity team for seven years.

John W. Evers, CFA Senior Portfolio Manager, is a member of the Fund’s portfolio management team and covers the energy sector. Prior to joining Munder Capital in August 2007, Mr. Evers was a Senior Vice President and Co-Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was an energy sector analyst and was also responsible for quantitative research platform and production models for 10 years.

Daniel B. LeVan, CFA Director — International Small-Cap Equity, is a member of the Fund’s portfolio management team and covers the health care and technology sectors. Prior to joining Munder Capital in August 2007, Mr. LeVan was a Senior Vice President and Portfolio Manager for The Boston Company Asset Management (including its predecessor firms), where he was a member of its international equity team for 11 years and was lead portfolio manager for its international small-cap equity discipline.

Jeffrey R. Sullivan, CFA Senior Portfolio Manager, is a member of the Fund’s portfolio management team and covers the consumer staples and materials sectors. Prior to joining Munder Capital in August 2007, Mr. Sullivan was with The Boston Company Asset Management (including its predecessor firms) for nine years, where he was a Senior Vice President and Portfolio Manager and served as a co-portfolio manager for their international growth and international core II products.

Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund Mr. Paul D. Corbin and Ms. Monica M. Hausner are the portfolio managers for Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. While Mr. Corbin and Ms. Hausner share responsibilities for the day-to-day management of each Fund, Mr. Corbin retains final decision making authority with respect to the management of Brown Advisory Intermediate Income Fund while Ms. Hausner retains final decision making authority with respect to Brown Advisory Maryland Bond Fund.

Paul D. Corbin has been a member of Brown’s senior management since 1998. He has been the lead Portfolio Manager for Brown Advisory Intermediate Income Fund since 1991 and has been a Portfolio Manager for Brown Advisory Maryland Bond Fund since 2000. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 22 years investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors for over 14 years. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington University in 1981.

Monica M. Hausner has been a fixed income lead Portfolio Manager since 1992. She has been Portfolio Manager for Brown Advisory Maryland Bond Fund since 2000 and a Portfolio Manager for Brown Advisory Intermediate Income Fund since 1992. She has been responsible for fixed income trading with a focus in tax-exempt bonds since 1997. Ms. Hausner has been with Brown and its predecessors for over 13 years and has managed both cash management funds and separate accounts. Prior to joining Brown, she was a Vice President at First Maryland Asset Management. She received her B.S. from Towson University in 1983.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of securities in a Fund.

Other Service Providers

Citi Fund Services Ohio, Inc. (“Citi”) provides certain administration, portfolio accounting and transfer agency services to each Fund.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”) acts as the Trust’s Distributor in connection with the offering of each Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Advisor, Citi or its affiliates.

Fund Expenses

Each Fund pays for its operating expenses out of its own assets. Expenses of a Fund share class include that class’ own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The

Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund’s investment performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date. Current fee waivers/expense reimbursements for each Fund are reflected in the section “Fees and Expenses Table” in the summary section for each Fund.

Your Account

How to Contact the Funds

Write to us at:

Brown Advisory Funds

P.O. Box 182218

Columbus, OH 43218-2218

Overnight address:

Brown Advisory Funds

3435 Stelzer Rd.

Columbus, OH 43218-2218

Telephone us at:

(800) 540-6807 (toll free)

Wire investments (or ACH payments) to:

Please contact the Transfer Agent at (800) 540-6807 (toll free) to obtain the ABA routing number and Citi account number for the Fund

General Information

You may purchase shares of a Fund class (including D Shares of Brown Advisory Small-Cap Growth Fund through a distribution reinvestment program established prior to April 25, 2006 for such shares) or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open. Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

You may purchase shares of a Fund class (including D Shares of Brown Advisory Small-Cap Growth Fund through a distribution reinvestment program established prior to April 25, 2006 for such shares) or sell (redeem) such shares at the NAV of a share of that Fund class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages [XX] through [XX]). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day’s NAV minus any applicable sales charge, redemption or exchange fee. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund’s NAV next determined after your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. (See “Transactions through Third Parties”).

The Funds do not issue share certificates.

If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

When and How NAV is Determined  The Fund calculates its NAV as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each weekday except days when the NYSE is closed. Under unusual circumstances, the Fund may accept and process orders when the NYSE is closed if deemed appropriate by the Trust’s officers. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund class is determined by taking the market value of the Fund’s total assets, subtracting liabilities, and then dividing the net assets by the number of outstanding shares of the Fund class. If a Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. The Board has delegated fair value determinations to a Valuation Committee, subject to the Board’s supervision, composed of certain members of the Board, the Trust’s Principal Financial Officer, representative of the Administrator, and, if needed, a portfolio manager or senior representative of the Advisor when a Fund’s securities require fair valuation. Market quotations may not be readily available or may be unreliable if, among other things: (i) the exchange on which a Fund portfolio security is principally traded closes early; (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a Fund class calculates its NAV; or (iii) events occur after the close of the securities markets on which each Fund’s portfolio securities primarily trade but before the time as of which each Fund class calculates it’s NAV. [To the extent a Fund invests in other open-end funds, the Fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying fund’s prospectus.]

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund each invest in the securities of smaller companies. A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, Brown Advisory Flexible Value Fund and Brown Advisory Core International Fund invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule  The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent the Funds’ portfolio investments trade in markets on days when the Funds are not open for business, the Funds’ assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Funds are open for business. If the exchange or market on which the Funds’ underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the primary trading markets for the Funds may close early on the day before certain holidays and the day after Thanksgiving.

Transactions through Third Parties  If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund class. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor or any of its agents may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Advisor entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC a portion of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. The Advisor or any of its agents may enter into arrangements with a financial institution under which such party, at its own expense, will pay the financial institutions a fee for providing distribution related services and/or for performing certain administrative and transfer agency servicing functions (such as sub transfer agency, record-keeping or shareholder communications services) for the benefit of Fund shareholders. Such payments by such parties may create an incentive for these financial institutions such as Brown Advisory Securities, LLC to recommend that you purchase Fund shares. For additional information, please refer to the Funds’ SAI.

Anti-Money Laundering Program  Customer identification and verification are part of the Trust’s overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order (purchase side only) or, (ii) freeze any account and/or suspend account services. These actions will be taken promptly after such conduct or activity is detected and when, in the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Portfolio Holdings  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Buying Shares

How to Make Purchases  Unless purchased through a third party financial institution, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s check or traveler’s check).

Checks  For individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”), or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds” or to one or more owners of the account and endorsed to “Brown Advisory Funds”. For all other accounts, the check must be made payable on its face to “Brown Advisory Funds.” A $20 charge may be imposed on any returned checks.

ACH  Refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

Wires  Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments   Each Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares(1)
Standard Accounts	$5,000	$100
Traditional and Roth IRA Accounts	$2,000	$100
Accounts with Systematic Investment Plans	$2,000	$100
A Shares
Standard Accounts	$2,000	$100
Traditional and Roth IRA Accounts	$1,000	N/A
Accounts with Systematic Investment Plans	$250	$100
Qualified Retirement Plans	N/A	N/A
(1)

Minimum initial investment for standard accounts, traditional and Roth IRA accounts, accounts with systematic investment plans and qualified retirement plans is $2,000, $1,000, $250 and $0, respectively, for Institutional Shares of Brown Advisory Small-Cap Value Fund and Brown Advisory Small-Cap Fundamental Value Fund. There is no additional investment minimum required for Traditional and Roth IRA accounts and qualified retirement plans with respect to Institutional Shares of Brown Advisory Small-Cap Value Fund and Brown Advisory Small-Cap Fundamental Value Fund.

The Trust has ceased the public offering of D Shares of Brown Advisory Small-Cap Growth Fund. This means that the class is closed to new investors and current shareholders may not purchase additional shares.

If deemed appropriate by the Trust’s officers, each Fund may, at its discretion, waive investment minimum requirements for certain investors.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).

•   Instructions must be signed by all persons required to sign exactly as their names appear on the account.

•   Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities

•   Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity.

•   Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)

•   The trust must be established before an account can be opened.

•   Provide the first and signature pages from the trust document identifying the trustees.

•   Provide a power of attorney or similar document for each person that is authorized to open or transact business in the account if not a trustee of the trust.

Account Application and Customer Identity Verification  To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, each Fund will ask for your name, address, date of birth, tax identification number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund will only accept new account applications that (1) reflect a residential or business address located within the United States or its territories or (2) reflect a United States military address. All new accounts must also be associated with a valid United States tax payer identification number.

The Fund may reject your application under its Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Policy on Prohibition of Foreign Shareholders  The Fund requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.

Limitations on Frequent Purchases and Redemptions  The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund will not knowingly accommodate trading in Fund shares in violation of these procedures. It is each Fund’s policy to discourage short-term trading. Frequent trading in the Funds such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Funds’ portfolios and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, as promptly as we deem reasonable, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by payment.

Because the Funds receive purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Funds cannot always detect frequent purchases and redemptions. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale or exchange of each Fund’s Institutional Shares are subject to a redemption fee of 1.00% of the current NAV of shares redeemed/exchanged for any sale/exchange of shares made within 14 days of purchase. See “Selling Shares — Redemption Fee” and “Exchange Privileges.”

The investment in foreign securities may make Brown Advisory Core International Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAV of the Fund’s shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory

Core International Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

Each Fund reserves the right to refuse any purchase (including the purchase side of an exchange) request, particularly requests that could adversely affect a Fund or its operations.

Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Institution • Contact your financial institution using the method that is most convenient for you	Through a Financial Institution • Contact your financial institution using the method that is most convenient for you

By Check

•   Call us, write us or visit www.brownadvisory.com for an account application

•   Complete the application (and other required documents)

•   Mail us your application (and other required documents) and a check

By Check • Fill out an investment slip from a confirmation or write us a letter • Write your account number on your check • Mail us the slip (or your letter) and the check

By Wire

•   Call us, write us or visit www.brownadvisory.com for an account application

•   Complete the application (and other required documents)

•   Call us to fax the completed application (and other required documents) and we will assign you an account number

•   Mail us your original application (and other required documents)

•   Instruct your financial institution to wire your money to us

By Wire • Call to notify us of your incoming wire • Instruct your financial institution to wire your money to us

By ACH Payment

•   Call us, write us or visit www.brownadvisory.com for an account application

•   Complete the application (and other required documents)

•   Call us to fax the completed application (and other required documents) and we will assign you an account number

•   Mail us your original application (and other required documents)

•   We will electronically debit the purchase amount from the financial institution account identified on your account application

By Systematic Investment

•   Complete the systematic investment section of the application

•   Attach a voided check to your application

•   Mail us the completed application and voided check

•   We will electronically debit the purchase amount from the financial institution account identified on your account application

Systematic Investments  You may invest a specified amount of money in a Fund class (except D Shares of Brown Advisory Small-Cap Growth Fund and A Shares of Brown Advisory Opportunity Fund) once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

Canceled or Failed Payments  Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification. You will be responsible for any actual losses or expenses incurred by a Fund or the transfer agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Selling Shares

Each Fund processes redemption orders received in good order, promptly. Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Institution • Contact your financial institution using the method that is most convenient for you

By Mail

•   Prepare a written request including:

•   Your name(s) and signature(s)

•   Your account number

•   The Fund name and class

•   The dollar amount or number of shares you want to sell

•   How and where to send the redemption proceeds

•   Obtain a Medallion signature guarantee (if required) (See “Signature Guarantee Requirements below”)

•   Obtain other documentation (if required)

•   Mail us your request and documentation

By Wire

•   Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application

•   Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or

•   Mail us your request (See “By Mail”)

By Telephone

•   Call us with your request (unless you declined telephone redemption privileges on your account application)

•   Provide the following information:

•   Your account number

•   Exact name(s) in which the account is registered

•   Additional form of identification

•   Redemption proceeds will be:

•   Mailed to you or

•   Electronically credited to your account at the financial institution identified on your account application.

Systematically

•   Complete the systematic withdrawal section of the application

•   Attach a voided check to your application

•   Mail us your completed application

•   Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

Wire Redemption Privileges  You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges  You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach a Fund by telephone, you may overnight your redemption order. Overnight mail redemption orders will receive the redemption price as of the day that the order is received if such day is a business day or the first business day following the date of receipt.

Systematic Withdrawals  You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

Signature Guarantee Requirements  To protect you and each Fund against fraud, signatures on certain requests must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, savings association, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following (the following situations apply if you are requesting the transaction directly through the Fund):

•	Written requests to redeem $100,000 or more
•	Changes to a shareholder’s record name
•	Redemptions from an account for which the address or account registration has changed within the last 30 days
•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record
•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
•	Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a public notary.

Redemption Fee  The sale of Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, each Fund uses the first-in, first-out (“FIFO”) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account.

Each Fund reserves the right to waive redemption fees, withdraw exceptions, or otherwise modify the terms of the redemption fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name
•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
•	Redemptions of shares purchased through a dividend reinvestment program
•	Redemptions pursuant to a systematic withdrawal plan
•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees to assess and collect redemption fees for the Fund from customer accounts, then no redemption fees will be charged by the Funds. Certain Financial Institutions that collect a redemption fee on behalf of the Funds may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a Financial Institution should contact the intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated and about the availability of exceptions to the redemption fee.

Small Accounts  If the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value. There are no minimum balance requirements for Qualified Retirement Accounts.

With respect to D Shares of Brown Advisory Small-Cap Growth Fund, if your account falls below $500, the Fund may close your account and send you the proceeds upon 60 days’ notice.

Redemptions In Kind  Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. To the extent a Fund redeems Fund shares in kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities it receives from the Fund.

Lost Accounts  The transfer agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Exchange Privileges

You may exchange your Fund shares of the same class for shares of certain other Brown Advisory Funds. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange the Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See “Selling Shares — Redemption Fee” above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the exchange fee at any time. A Fund may reduce or eliminate the exchange fee without notice but increases in such fees require 60 days prior notice. Each Fund reserves the right to refuse any exchange request, particularly requests that could adversely affect the Fund or its operations.

Requirements  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Investment Procedures Limitations on Frequent Purchases”). You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Institution • Contact your financial institution using the method that is most convenient for you

By Mail

•   Prepare a written request including:

•   Your name(s) and signature(s)

•   Your account number

•   The names of each fund (and class) you are exchanging

•   The dollar amount or number of shares you want to sell (and exchange)

•   Open a new account and complete an account application if you are requesting different shareholder privileges

•   Obtain a signature guarantee, if required

•   Mail us your request and documentation

By Telephone

•   Call us with your request (unless you declined telephone redemption privileges on your account application)

•   Provide the following information:

•   Your account number

•   Exact name(s) in which account is registered

•   Additional form of identification

Choosing a Share Class

Brown Advisory Core International Fund and Brown Advisory Maryland Bond Fund each offer one class of shares, Institutional Shares, which is available to all investors.

The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund offer two classes of shares, each designed for specific investors. The following is a summary of the differences between Institutional Shares and A Shares for each of these Funds:

Institutional Shares	A Shares(1)

•   Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary accounts, corporate benefit plans with assets of at least $10 million, and investors investing through fee based financial advisers.

•   No initial or deferred sales charges

•   Redemption/Exchange fee of 1.00% if shares are liquidated within 14 days of purchase

•   No Rule 12b-1 distribution/service fee

•   Shareholder service fee up to 0.05% of the class’ average daily net assets.

•   Lower expense ratio than A Shares because Rule 12b-1 distribution/service fees of A Shares is higher than shareholder service fee of Institutional Shares

•   Designed for retail investors and certain employee-directed benefit plans

•   Initial sales charge of 3.50% or less for all Funds (5.50% or less for Brown Advisory Opportunity Fund, 4.75% or less for Brown Advisory Flexible Value Fund and 1.50% or less for Brown Advisory Intermediate Income Fund).

•   No initial sales charge applies to purchases of $1 million or more

•   Deferred sales charge of 1.00% on purchases of $1 million or more off all equity fund shares liquidated in whole or in part within 18 months of purchase (two years for Brown Advisory Opportunity Fund)

•   Deferred sales charge of up to 0.50% on purchases of $1 million or more liquidated in whole or in part within two years of purchase

•   No redemption/exchange fee

•   Rule 12b-1 distribution/service fee equal to 0.50% of the class’ average daily net assets (0.25% for Brown Advisory Flexible Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund)

•   No separate shareholder service fee

•   Higher expense ratio than Institutional Shares because Rule 12b-1 distribution/service fee of A shares is higher than the shareholder service fee of Institutional Shares

•   Lower minimum initial investment amount than Institutional Shares

(1)	A Shares of the Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Fundamental Value Fund are not currently available for purchase.

Effective April 25, 2006, all issued and outstanding A Shares of Brown Advisory Small-Cap Growth Fund were renamed D Shares. A Shares of Brown Advisory Small-Cap Growth Fund offered in this Prospectus commenced operations on April 25, 2006.

As of April 25, 2006, Brown Advisory Small-Cap Growth Fund ceased the public offering of D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional shares (except through a pre-established automatic distribution reinvestment program).

Sales charges and fees vary considerably between the Funds’ classes. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules of the Funds before investing. You may also want to consult with a financial adviser to help you determine which class is most appropriate for you.

The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares of a Fund. Sales charge information is not separately posted under the mutual fund section (the “Section”) of the Advisor’s website located at www.brownadvisory.com because a copy of this Prospectus containing such information is already available for review, free of charge, under the Section.

Sales Charge Schedule — A Shares of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Small-Cap Fundamental Value Fund  An initial sales charge is assessed on purchases of A Shares as follows:

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)	Reallowance %
$0 but less than $50,000	3.50%	3.63%	3.50%
$50,000 but less than $100,000	3.00%	3.09%	3.00%
$100,000 but less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 and up(2)	0.00%	0.00%	0.00%
*	A Shares of the Brown Advisory Small-Cap Fundamental Value Fund are currently not available for purchase.
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)

No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within eighteen months of purchase.

Sales Charge Schedule — A Shares of Brown Advisory Flexible Value Fund  An initial sales charge is assessed on purchases of A Shares as follows:

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)	Reallowance %
$0 but less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and up(2)	0.00%	0.00%	0.00%
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)

No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within eighteen months of purchase.

Sales Charge Schedule — A Shares of Brown Advisory Opportunity Fund  An initial sales charge is assessed on purchases of A Shares as follows (A Shares are not currently available for purchase):

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)	Reallowance %
$0 but less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and up(2)	0.00%	0.00%	0.00%
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)

No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

Sales Charge Schedule — A Shares of Brown Advisory Intermediate Income Fund  An initial sales charge is assessed on purchases of A Shares as follows:

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)	Reallowance %
Less than $100,000	1.50%	1.52%	1.35%
$100,000 but less than $500,000	1.25%	1.27%	1.10%
$500,000 but less than $1,000,000	1.00%	1.01%	0.90%
$1,000,000 and up(2)	0.00%	0.00%	0.00%
(1)	Rounded to the nearest one-hundredth percent.
(2)

No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 0.50% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the previous tables.

Reduced Sales Charges — A Shares  You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation (“ROA”) or a letter of intent (“LOI”). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution’s transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sales charge under ROA, the Fund or its agent will combine the value of your current purchase with the collective value of shares of the Fund and any other Trust series for which the Advisor provides management services (collectively, “Brown Shares”) (as of the Fund’s prior business day) that were purchased previously for accounts (i) in your name, (ii) in the name of your spouse, (iii) in the name of you and your spouse, (iv) in the name of your minor child under the age of 21, and (v) sharing the same mailing address (“Accounts”).

To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children’s ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

•	Information or records regarding Brown Shares held in all accounts in your name at the transfer agent;
•	Information or records regarding Brown Shares held in all accounts in your name at a financial intermediary; and
•	Information or records regarding Brown Shares for Accounts at the transfer agent or another financial intermediary.

Each Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in a Fund’s A Shares in Accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction. Accounts subject to the LOI must be specifically identified in the LOI.

Elimination of Initial Sales Charges — A Shares  Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares’ distributions. No sales charge is assessed on purchases made for investment purposes by:

•	A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC
•

Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee

•

Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a dealer agreement; the spouse, life partner, or minor children under 21 of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person

•	Any person who is reinvesting dividends or distributions
•

Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts)

•	Any person who exchanges into a Fund from another Trust series or other mutual fund that participates in the Trust’s exchange program established for that Fund.

Each Fund requires appropriate documentation of an investor’s eligibility to purchase or redeem A Shares without a sales charge. Any shares of a Fund so purchased may not be resold except to that Fund.

Contingent Deferred Sales Charge Schedule — A Shares  A CDSC of 1.00% of the sale price is assessed on redemptions of A Shares of each equity fund that were part of a purchase of $1 million or more and that are redeemed in whole or in part within eighteen months of purchase (within two years of purchase for Brown Advisory Opportunity Fund). A CDSC of 0.50% of the sale price is assessed on redemptions of A Shares of Brown Advisory Intermediate Income Fund that were part of a purchase of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Funds will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Funds will then liquidate shares in the order that they were first purchased until the redemption request is satisfied. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of 1.00% of the offering price of A Shares of each equity fund and a sales commission of 0.50% of the offering price of A Shares of Brown Advisory Intermediate Income Fund.

Rule 12b-1 Distribution and Shareholder Service Fees  The Trust has adopted a Rule 12b-1 plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.50% of the average daily net assets of A Shares (0.25% for Brown Advisory Flexible Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund) and 0.25% of the average daily net assets of D Shares of Brown Advisory Small-Cap Growth Fund. With respect to A Shares, up to 0.25% of average daily net assets can be used to pay for shareholder services. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

The Trust has also adopted a Shareholder Service Plan under which the Funds may pay a fee of up to 0.05% of the average daily net assets of each Fund’s Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor.

Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Other Performance Information

Performance Information for the Brown Advisory Opportunity Fund

Brown Advisory Opportunity Fund

(BIAOX)

Institutional Shares Performance (%)

As of June 30, 20091

[1]

QTD, quarter to date, refers to the period April 1, 2009 through June 30, 2009. YTD, year to date, refers to the period January 1, 2009 through June 30, 2009. ITD, inception to date, refers to the period June 29, 1998 through June 30, 2008. Performance for periods greater than one year is annualized.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Performance for other share classes will vary.

Performance figures and charts include the reinvestment of dividend and capital gain distributions. Returns would have been lower during the specified periods if the payment of certain fees by the Fund had not been waived or expenses reimbursed. The Fund’s annual operating expense ratio (gross) is 2.00%. However the Fund’s Advisor has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses are 1.50%. This agreement is in effect until September 30, 2009. For the most recent month end performance please call 1 (800) 540-6807.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Prior to December 30, 2005, the Fund operated as the sole series of The Nevis Fund Inc., another mutual fund (the “Predecessor Fund”). The Predecessor Fund maintained the same investment objective and substantially similar investment policies to that of the Fund. The performance of the Fund’s Institutional Shares prior to December 30, 2005 is that of the Predecessor Fund.

For the fiscal periods ended May 31, 1999 and May 31, 2000, the Fund benefited substantially from first day realized and unrealized gains from initial public offerings. These gains were particularly noteworthy given the Fund’s relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if the Fund assets remain at current levels or if they increase.

For further information regarding the Fund including information regarding the Fund’s objective, risks, investment policies and expenses, please see pages [XX] through [XX] of this Prospectus.

[LOGO] BROWN ADVISORY FUNDS

Past Performance of Cardinal Capital Management, L.L.C., Sub-Advisor — Brown Advisory Small-Cap Value Fund

The performance information below has been provided by Cardinal. It relates to the historical performance of the private client accounts managed by Cardinal pursuant to its small-cap value equity style (the “Composite”), the style used to manage Brown Advisory Small-Cap Value Fund which commenced operations on October 2003. Cardinal does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While Cardinal is primarily responsible for the Fund’s performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund. Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Global Investment Performance Standards (GIPS-PPS). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Cardinal’s private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund’s performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of Cardinal’s private accounts for the periods ended December 31, 2008. The total return figures reflect performance net of all advisory fees and transaction costs. The data is unaudited and is not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

Cardinal’s Small-Cap Value Equity Strategy Composite

Average Annual Total Return for the

Period Ended December 31, 2008

Year(s)	Cardinal’s Small-Cap Value Equity Strategy Composite(1)	Russell 2000® Value Index (2)	Russell 2000® Index(3)
1 Year (2008)
3 Years (2006-2008)
5 Years (2003-2008)
10 Years (1998-2008)
Since Inception (1995-2008)(4)
(1)

The performance information has been provided by Cardinal Capital Management, LLC. The presentation above describes [32] accounts valued at [$ XX million], as of December 31, 2008. The Composite comprises all discretionary accounts that have substantially similar investment objectives, policies and restrictions, except those accounts having less than $5 million in assets. As of December 31, 2008, [56] accounts were excluded from the composite (combined assets of [$XX million]). Composite performance includes terminated accounts and accounts that have been open for at least one month.

(2)	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(3)	The Russell 2000 Index is a widely recognized, capitalization-weighted index, which measures the performance of approximately the 2,000 smallest companies in the Russell 3000 index.
(4)	Since inception, May 1, 1995 through December 31, 2008.

Past Performance of Munder Capital Management, Sub-Advisor — Brown Advisory Core International Fund

The performance information included below has been provided to the Advisor by Munder Capital in connection with the Advisor’s selection of Munder Capital as Sub-Advisor. It is designed to show you how a substantially similar account for which the portfolio management team of this Fund was primarily responsible (“Representative Account”) has performed over various periods in the past. You should not consider the performance of the Representative Account as an indication of the past or future performance of the Fund.

The Fund has substantially the same investment objective, policies and strategies as the Representative Account. The Representative Account was an account managed in the international core equity style by the Fund’s portfolio management team while at their prior employer. The members of the portfolio management team have substantially the same roles with respect to the Fund that they had with respect to the Representative Account. Remi Browne was principally responsible for investment decisions for the Representative Account and is also principally responsible for such decisions for the Fund.

It should be noted that this account, which was a registered investment company, represents only one account that the team managed in this style while at their prior employer. A composite of substantially all the accounts managed by the team while at their prior employer would likely show different and more favorable results. While the Fund is managed in a manner substantially similar to the Representative Account, investors should be aware that the Fund is not the same as the Representative Account and may not have the same performance as the Representative Account. Different performance results are likely due to differences in cash flows into and out of the Fund, different fees and expenses and differences in investment restrictions.

The performance figures shown below for the Representative Account reflect the deduction of the historical fees and expenses paid by the Representative Account and not those paid by the Fund. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Fund to calculate its own performance.

The following table shows the annualized compounded rates of return of the Representative Account for the periods ended June 30, 2009, as well as a comparison with the performance of the MSCI EAFE Index, the Fund’s benchmark. The returns of the MSCI EAFE Index assume all dividends and distributions, after the deduction of withholding tax applicable to foreign investors, have been reinvested and reflect no deduction for fees or expenses. All returns below are stated before the imposition of taxes. After-tax returns would be lower than those shown.

Annualized Compounded Rates of Returns for the Periods ended June 30, 2007:	Representative Account	MSCI EAFE Index (Net dividends)
1 Year	27.76%	27.00%
2 Years	28.34%	26.78%
3 Years	24.94%	22.25%
5 Years	21.12%	17.73%
10 Years	11.76%	7.66%

While Munder Capital is primarily responsible for the performance of the Fund’s portfolio, the information presented does not represent the past performance of the Fund. You should not consider the performance data of the Representative Account as an indication of future performance of the Fund.

Other Information

Distributions

Each Fund declares distributions from net investment income at least quarterly (at least annually for Brown Advisory Small-Cap Fundamental Value Fund). Any net capital gain realized by the Fund will be distributed at least annually.

All distributions of each Fund (including distributions from D Shares of Brown Advisory Small-Cap Growth Fund) are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash. A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by a Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

Additional Tax Matters — Brown Advisory Maryland Bond Fund  It is anticipated that substantially all of the Fund’s net income will be exempt from Federal and Maryland state income taxes.

Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income other than the Federal alternative minimum tax (“AMT”). Distributions from the Fund’s net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Organization

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholder meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholder meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund’s operations if less than 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information presented in the table below for the year ended May 31, 2009 has been audited by [                        ], an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request. Prior to May 31, 2009, the information in the tables below was audited by [                        ]. The financial information for Institutional Shares of Brown Advisory Opportunity Fund for periods prior to December 30, 2005 is that of The Nevis Fund, Inc., which was audited by other auditors (see Risk/Return Summary — Brown Advisory Opportunity Fund). [2009 information to be provided by Post-Effective Amendment.]

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	Selected Data for a Single Share
						Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	from Net Investment Income	from Net Realized Gains	Total Distributions to Shareholders	Redemption Fees(a)	Net Asset Value End of Period
Brown Advisory Growth Equity Fund
Year Ended
May 31, 2009
Institutional Shares
A Shares
May 31, 2008
Institutional Shares	$10.87	(0.04	)(a)	(0.17)	(0.21)	—	—	—	—	$10.66
A Shares	10.83	(0.10	)(a)	(0.18)	(0.28)	—	—	—	—	10.55
May 31, 2007
Institutional Shares	8.97	(0.02	)(a)	1.92	1.90	—	—	—	—	10.87
A Shares	8.98	(0.08	)(a)	1.93	1.85	—	—	—	—	10.83
May 31, 2006
Institutional Shares	8.50	(0.01	)(a)	0.48	0.47	—	—	—	—	8.97
A Shares(d)	8.94	—	(a)(e)	0.04	0.04	—	—	—	—	8.98
May 31, 2005
Institutional Shares	8.33	0.03	(a)	0.17	0.20	(0.03)	—	(0.03)	—	8.50
Brown Advisory Value Equity Fund
Year Ended
May 31, 2008
Institutional Shares
A Shares
May 31, 2008
Institutional Shares	$16.03	0.19	(a)	(1.98)	(1.79)	(0.20)	(0.97)	(1.17)	—	$13.07
A Shares	16.05	0.11	(a)	(2.00)	(1.89)	(0.08)	(0.97)	(1.05)	—	13.11
May 31, 2007
Institutional Shares	13.69	0.20	(a)	2.85	3.05	(0.20)	(0.51)	(0.71)	—	16.03
A Shares	13.68	0.12	(a)	2.85	2.97	(0.09)	(0.51)	(0.60)	—	16.05
May 31, 2006
Institutional Shares	13.66	0.21	(a)	0.88	1.09	(0.17)	(0.89)	(1.06)	—	13.69
A Shares(d)	13.96	0.05	(a)	(0.33)	(0.28)	—	—	—	—	13.68
May 31, 2005
Institutional Shares	13.44	0.14	(a)	1.00	1.14	(0.12)	(0.80)	(0.92)	—	13.66
Brown Advisory Flexible Value Fund
Year Ended
May 31, 2009
Institutional Shares
A Shares
October 31, 2008
Institutional Shares	$10.38	0.04	(a)	(4.20)	(4.16)	(0.05)	(0.03)	(0.08)	—	$6.14
A Shares	10.36	0.02	(a)	(4.21)	(4.19)	—	(0.03)	(0.03)	—	6.14
November 30, 2006(p)through October 31, 2007
Institutional Shares	10.00	0.01	(a)	0.38	0.39	(0.01)	—	(0.01)	—	10.38
January 24, 2007(p)through October 31, 2007 A Shares	10.41	(0.02	)(a)	(0.03)	(0.05)	—	—	—	—	10.36

Ratios/Supplemental Data
		Ratios to Average Net Assets(m)
Total Return(b)(n)	Net Assets at End of Period (000’s Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(c)	Portfolio Turnover Rate(n)

(1.93)%	$69,738	(0.41)%	1.06%	1.06%	56%
(2.59)%	5,645	(0.96)%	1.60%	1.67%	56%

21.18%	71,355	(0.25)%	1.09%	1.09%	29%
20.60%	3,988	(0.77)%	1.60%	2.07%	29%

5.53%	52,938	(0.13)%	1.09%	1.11%	38%
0.45%	1,825	(0.51)%	1.49%	7.00%	38%

2.45%	44,288	0.41%	0.98%	1.09%	40%

(11.60)%	$196,954	1.33%	0.97%	0.97%	47%
(12.15)%	6,958	0.75%	1.56%	1.56%	47%

22.85%	216,826	1.38%	0.99%	0.99%	39%
22.14%	5,711	0.81%	1.60%	1.86%	39%

8.26%	158,306	1.51%	0.99%	0.99%	75%
(2.01)%	2,120	4.11%	1.56%	4.84%	75%

8.67%	133,454	1.04%	0.99%	1.03%	78%

(40.37)%	$16,379	0.46%	1.10%	3.07%	27%
(40.55)%(b)	1,080	0.24%	1.35%	4.32%	27%

3.93%	12,997	0.12%	1.10%	5.06%	19%
(0.48)%(b)	951	(0.17)%	1.35%	12.67%	19%

	Selected Data for a Single Share
						Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	from Net Investment Income	from Net Realized Gains	Total Distributions to Shareholders	Redemption Fees(a)		Net Asset Value End of Period
Brown Advisory Small-Cap Growth Fund
Year Ended
May 31, 2009
Institutional Shares
A Shares
D Shares
May 31, 2008
Institutional Shares	$13.92	(0.12	)(a)	0.39	0.27	—	(1.02)	(1.02)	—		$13.17
A Shares	13.83	(0.20	)(a)	0.38	0.18	—	(1.02)	(1.02)	—		12.99
D Shares	25.93	(0.32	)(a)	0.73	0.41	—	(1.02)	(1.02)	—		25.32
May 31, 2007
Institutional Shares	11.38	(0.08	)(a)	2.62	2.54	—	—	—	—		13.92
A Shares	11.37	(0.14	)(a)	2.60	2.46	—	—	—	—		13.83
D Shares	21.28	(0.24	)(a)	4.89	4.65	—	—	—	—		25.93
May 31, 2006
Institutional Shares	10.32	(0.11	)(a)	1.17	1.06	—	—	—	—		11.38
A Shares(d)(g)	12.11	(0.02	)(a)	(0.72)	(0.74)	—	—	—	—		11.37
D Shares	19.38	(0.31	)(a)	2.21	1.90	—	—	—	—		21.28
May 31, 2005
Institutional Shares	10.11	(0.12	)(a)	0.33	0.21	—	—	—	—	(e)	10.32
A Shares	19.09	(0.28	)(a)	0.57	0.29	—	—	—	—	(e)	19.38

Ratios/Supplemental Data
		Ratios to Average Net Assets(m)
Total Return(b)(n)	Net Assets at End of Period (000’s Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(c)	Portfolio Turnover Rate(n)

1.87%	$158,648	(0.94)%	1.25%	1.25%	81%
1.21%	3,553	(1.55)%	1.85%	2.07%	81%
1.50%	12,387	(1.29)%	1.59%	1.59%	81%

22.32%	147,362	(0.68)%	1.27%	1.27%	65%
21.64%	1,160	(1.12)%	1.85%	5.11%	65%
21.85%	13,845	(1.06)%	1.63%	1.63%	65%

10.27%	122,211	(1.01)%	1.25%	1.26%	80%
(6.11)%	370	(1.55)%	1.80%	11.69%	80%
9.80%	13,982	(1.44)%	1.68%	1.69%	80%

2.08%	106,643	(1.19)%	1.23%	1.25%	22%
1.52%	15,281	(1.49)%	1.53%	1.80%	22%

	Selected Data for a Single Share
						Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	from Net Investment Income	from Net Realized Gains	from Return of Capital	Total Distributions to Shareholders	Redemption Fees(a)		Net Asset Value End of Period
Brown Advisory Small-Cap Value Fund
Year Ended
May 31, 2009
Institutional Shares(h)
A Shares
May 31, 2008
Institutional Shares(h)	$15.72	(0.03	)(a)	(2.25)	(2.28)	(0.02)	(1.35)	—	(1.37)	—		$12.07
A Shares	15.67	(0.11	)(a)	(2.23)	(2.34)	—	(1.35)	—	(1.35)	—		11.98
May 31, 2007
Institutional Shares(h)	14.09	0.12	(a)	2.30	2.42	(0.08)	(0.71)	—	(0.79)	—		15.72
A Shares	14.08	0.04	(a)	2.28	2.32	(0.02)	(0.71)	—	(0.73)	—		15.67
May 31, 2006
Institutional Shares(h)	13.08	0.07	(a)	1.94	2.01	(0.09)	(0.91)	—	(1.00)	—	(e)	14.09
A Shares(d)	14.94	—	(a)(e)	(0.86)	(0.86)	—	—	—	—	—	(e)	14.08
May 31, 2005								—
Institutional Shares(h)	11.31	0.07	(a)	2.07	2.14	(0.06)	(0.31)	—	(0.37)	—		13.08
Brown Advisory Small-Cap Fundamental Value Fund
Year Ended
May 31, 2009
Institutional Shares
Brown Advisory Opportunity Fund
Year Ended
May 31, 2009
Institutional Shares
May 31, 2008
Institutional Shares	$15.38	(0.14	)(a)	(0.14)	(0.28)	—	—	—	—	—	(e)	$15.10
May 31, 2007
Institutional Shares	12.55	(0.06	)(a)	2.89	2.83	—	—	—	—	—		15.38
May 31, 2006
Institutional Shares	12.39	(0.16	)(a)	0.32	0.16	—	—	—	—	—		12.55
May 31, 2005(j)(l)	12.49	(0.16	)(a)	0.06 (k)	(0.10)	—	—	—	—	—	(e)	12.39
Brown Advisory Core International Fund
Year Ended
May 31, 2009
Institutional Shares
May 31, 2008
Institutional Shares	$17.69	0.39	(a)	(0.51)	(0.12)	(0.36)	(1.82)	—	(2.18)	—		$15.39
May 31, 2007
Institutional Shares	15.60	0.20	(a)	2.63	2.83	(0.16)	(0.58)	—	(0.74)	—		17.69
May 31, 2006
Institutional Shares	12.92	0.15	(a)	3.35	3.50	(0.13)	(0.69)	—	(0.82)	—		15.60
May 31, 2005
Institutional Shares	13.69	0.21	(a)	1.34	1.55	(0.19)	(2.13)	—	(2.32)	—		12.92

Ratios/Supplemental Data
		Ratios to Average Net Assets(m)
Total Return(b)(n)	Net Assets at End of Period (000’s Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(c)	Portfolio Turnover Rate(n)

(14.97)%	$122,737	(0.25)%	1.26%	1.27%	65%
(15.39)%	781	(0.84)%	1.85%	2.55%	65%

17.71%	145,656	0.86%	1.27%	1.27%	58%
16.96%	873	0.30%	1.85%	5.22%	58%

15.79%	113,999	0.50%	1.26%	1.28%	48%
(5.76)%	182	(0.29)%	1.80%	41.84%	48%

19.09%	85,004	0.58%	1.23%	1.35%	57%

(1.82)%	$29,740	(0.91)%	1.50%	1.70%	131%

22.55%	17,903	(0.45)%	1.50%	1.97%	118%

1.29%(i)	18,650	(1.15)%	1.50%	1.75%	96%
(0.80)%	20,442	(1.31)%	1.50%	1.50%	16%

(1.34)%	$336,143	2.41%	1.26%	1.26%	124%

18.62%	353,177	1.24%	1.24%	1.24%	33%

27.89%	287,710	1.06%	1.31%	1.31%	35%

11.44%	195,690	1.56%	1.33%	1.36%	78%

	Selected Data for a Single Share
						Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	from Net Investment Income	from Net Realized Gains		Total Distributions to Shareholders	Redemption Fees(a)		Net Asset Value End of Period
Brown Advisory Maryland Bond Fund
Year Ended
May 31, 2009
Institutional Shares
May 31, 2008
Institutional Shares	$10.29	0.37	(a)	0.13	0.50	(0.37)	—		(0.37)	—		$10.42
May 31, 2007
Institutional Shares	10.28	0.32	(a)	0.01	0.33	(0.32)	—		(0.32)	—		10.29
May 31, 2006
Institutional Shares	10.51	0.29	(a)	(0.23)	0.06	(0.29)	—		(0.29)	—		10.28
May 31, 2005
Institutional Shares	10.44	0.30	(a)	0.07	0.37	(0.30)	—	(e)	(0.30)	—		10.51
Brown Advisory Intermediate Income Fund
Year Ended
May 31, 2009
Institutional Shares
A Shares
May 31, 2008
Institutional Shares	$10.46	0.49	(a)	0.35	0.84	(0.54)	—		(0.54)	—	(e)	$10.76
A Shares	10.28	0.45	(a)	0.35	0.80	(0.48)	—		(0.48)	—		10.60
May 31, 2007
Institutional Shares	10.36	0.47	(a)	0.11	0.58	(0.48)	—		(0.48)	—		10.46
A Shares	10.19	0.43	(a)	0.11	0.54	(0.45)	—		(0.45)	—		10.28
May 31, 2006
Institutional Shares	10.76	0.43	(a)	(0.39)	0.04	(0.44)	—		(0.44)	—	(e)	10.36
A Shares	10.59	0.39	(a)	(0.38)	0.01	(0.41)	—		(0.41)	—		10.19
May 31, 2005
Institutional Shares	10.71	0.41	(a)	0.06	0.47	(0.42)	—		(0.42)	—		10.76
A Shares	10.55	0.37	(a)	0.06	0.43	(0.39)	—		(0.39)	—		10.59

Ratios/Supplemental Data
		Ratios to Average Net Assets(m)
Total Return(b)(n)	Net Assets at End of Period (000’s Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(c)	Portfolio Turnover Rate(n)

4.93%	$94,001	3.55%	0.27%	0.77%	10%

3.21%	92,409	3.06%	0.71%	0.80%	6%

0.65%	82,118	2.83%	0.80%	0.80%	8%

3.58%	73,981	2.80%	0.75%	0.81%	5%

7.70%	$142,412	4.54%	0.58%	0.58%	56%
7.47%	23,519	4.25%	0.86%	0.86%	56%

5.72%	128,463	4.46%	0.60%	0.60%	25%
5.39%	18,428	4.16%	0.90%	0.90%	25%

0.42%	111,564	4.09%	0.60%	0.61%	33%
0.06%	15,525	3.71%	0.97%	0.97%	33%

4.31%	96,484	3.77%	0.60%	0.64%	39%
4.09%	16,823	3.48%	0.88%	1.07%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not include the effects of sales charges for A Shares.
(c)	Reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund or share class.
(d)	Brown Advisory Growth Equity Fund’s Institutional Shares and A Shares commenced operations on June 28, 1999 and April 25, 2006, respectively. Brown Advisory Value Equity Fund’s Institutional Shares and A Shares commenced operations on January 28, 2003 and April 25, 2006, respectively. Brown Advisory Small-Cap Growth Fund’s Institutional Shares, A Shares and D Shares commenced operations on June 28, 1999, April 25, 2006 and September 20, 2002, respectively. Brown Advisory Small-Cap Value Fund’s Institutional Shares and A Shares commenced operations on October 31, 2003 and April 25, 2006, respectively. Brown Advisory Opportunity Fund’s Institutional Shares commenced operations on June 29, 1998. Brown Advisory Core International Fund’s Institutional Shares commenced operations on January 28, 2003. Brown Advisory Maryland Bond Fund’s Institutional Shares commenced operations on December 21, 2000. Brown Advisory Intermediate Income Fund’s Institutional Shares and A Shares commenced operations on November 2, 1995 and May 13, 1991, respectively.
(e)	Less than $0.01 per share.
(f)	Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.
(g)	Shares issued and outstanding as of April 25, 2006 were reclassified as D Shares.
(h)	Shares issued and outstanding as of April 25, 2006 were reclassified as Institutional Shares.
(i)	The Fund’s total return calculation includes a reimbursement by an affiliate. Excluding the effect of payment from the Fund’s ending net assets value per share, total return for the year ended May 31, 2006 would have been (1.67).
(j)	Period audited by other auditors.
(k)	The amount shown for the year ended May 31, 2005, for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(l)	Financial information is that of Predecessor Fund.
(m)	Annualized for periods less than one year.
(n)	Not annualized for periods less than one year.
(o)	Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period June 1, 2003 through December 31, 2003, total return for A Shares was 0.03%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 8.31% and 0.99%, respectively.
(p)	Commencement of Operations.

BROWN ADVISORY GROWTH EQUITY FUND Institutional Shares A Shares	BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND Institutional Shares A Shares

BROWN ADVISORY VALUE EQUITY FUND Institutional Shares A Shares	BROWN ADVISORY OPPORTUNITY FUND Institutional Shares A Shares

BROWN ADVISORY FLEXIBLE VALUE FUND Institutional Shares A Shares	BROWN ADVISORY CORE INTERNATIONAL FUND Institutional Shares

BROWN ADVISORY SMALL-CAP GROWTH FUND Institutional Shares A Shares D Shares	BROWN ADVISORY MARYLAND BOND FUND Institutional Shares

BROWN ADVISORY SMALL-CAP VALUE FUND Institutional Shares A Shares	BROWN ADVISORY INTERMEDIATE INCOME FUND Institutional Shares A Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports

Additional information about each Fund’s investments is available in each Fund’s annual/semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

Brown Advisory Funds

P.O. Box 182218

Columbus, OH 43218-2218

(800) 540-6807 (toll free)

The Funds’ prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Advisor’s website at www.brownadvisory.com.

Securities and Exchange Commission Information

You can also review each Fund’s annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549

E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC’s website at www.sec.gov.

Distributor

Foreside Fund Services, LLC

www.foreside.com

Investment Company Act File No. 811-03023

120-PU-10/09

Statement of Additional Information – Brown Advisory Funds

October 1, 2009

Investment Advisor:

Brown Investment Advisory

Incorporated

901 S. Bond Street

Suite 400

Baltimore, MD 21231

Account Information and Shareholder Services:

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(800) 540-6807

Brown Advisory Growth Equity Fund

Institutional Shares (BIAGX)

A Shares (BAGAX)

Brown Advisory Value Equity Fund

Institutional Shares (BIAVX)

A Shares (BAVAX)

Brown Advisory Flexible Value Fund

Institutional Shares (BIAFX)

A Shares (BAFVX)

Brown Advisory Small-Cap Growth Fund

Institutional Shares (BIASX)

A Shares (BASAX)

D Shares (BIAAX)

Brown Advisory Small-Cap Value Fund

Institutional Shares (BIACX)

A Shares (BASVX)

Brown Advisory Small-Cap Fundamental Value Fund

Institutional Shares (BIAUX)

A Shares

Brown Advisory Opportunity Fund

Institutional Shares (BIAOX)

A Shares

Brown Advisory Core International Fund

Institutional Shares (BIANX)

Brown Advisory Maryland Bond Fund

Institutional Shares (BIAMX)

Brown Advisory Intermediate Income Fund

Institutional Shares (BIAIX)

A Shares (BIATX)

This Statement of Additional Information (“SAI”) supplements the Prospectus dated, October 1, 2009, as may be amended from time to time, offering Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Flexible Value Fund (Institutional and A Shares), Brown Advisory Small-Cap Growth Fund (Institutional, A Shares and D Shares), Brown Advisory Small-Cap Value Fund (Institutional and A Shares), Brown Advisory Small-Cap Fundamental Value Fund (Institutional and A Shares), Brown Advisory Opportunity Fund (Institutional and A Shares), Brown Advisory Core International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares) and Brown Advisory Intermediate Income Fund (Institutional and A Shares), each a series of Forum Funds. D Shares of Brown Advisory Small-Cap Growth Fund, A Shares of the Brown Advisory Small-Cap Fundamental Value Fund and A Shares of Brown Advisory Opportunity Fund are not publicly offered. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus, without charge, by contacting Citi Fund Services Ohio, Inc. at the address or telephone number listed above or by visiting the Funds’ website www.brownadvisory.com/MutualFundsLinks/tabid/157/Default.aspx

Financial statements for the Funds for the fiscal year ended May 31, 2009 are included in the Annual Report to shareholders and are incorporated by reference into, and legally a part of, this SAI. Copies of the Annual Report may be obtained, when available, without charge, upon request by contacting Citi Fund Services Ohio, Inc. at the address or telephone number listed above or by visiting the Funds’ website www.brownadvisory.com/MutualFundsLinks/tabid/157/Default.aspx.

Glossary

As used in this SAI, the following terms have the meanings listed.

“Accountant” means Citi.

“Administrator” means Citi.

“Advisor” means Brown Investment Advisory Incorporated, the Fund’s investment advisor.

“Board” means the Board of Trustees of the Trust.

“Bond Fund” means each of Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

“CFTC” means Commodities Future Trading Commission.

“Citi” means Citi Fund Services Ohio, Inc.

“Code” means the Internal Revenue Code of 1986, as amended the rules thereunder, IRS interpretations and any private letter rulings or similar authority upon which the Funds may rely.

“Custodian” means Citibank, N.A. for Brown Advisory Core International Fund and Brown Advisory Intermediate Bond Fund and Brown Investment Advisory & Trust Company for each other Fund.

“Distributor” means Foreside Fund Services, LLC.

“FCS” means Foreside Compliance Services, LLC, provider of compliance services to the Fund.

“Equity Fund” means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, and Brown Advisory Core International Fund.

“Fund” means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Sub-Advisor” means Munder Capital Management in regard to Brown Advisory Core International Fund and Cardinal Capital Management, LLC in regard to Brown Advisory Small-Cap Value Fund.

“Transfer Agent” means Citi.

“Trust” means Forum Funds.

“U.S.” means United States.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and including rules and regulations SEC interpretations and any exemptive order applicable to the Funds or interpretive relief promulgated thereunder.

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1. FUND HISTORY

The Funds are a diversified series of Forum Funds (the “Trust”) except the Brown Advisory Maryland Bond Fund, which is a non-diversified series of the Trust. Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

On November 18, 2002, the Board changed the name of BrownIA Small-Cap Growth Fund to Brown Advisory Small-Cap Growth Fund and the name of BrownIA Growth Equity Fund to Brown Advisory Growth Equity Fund.

On September 20, 2002, Short-Intermediate Income Fund, Inc. (the “Predecessor Fund”) reorganized with and into Brown Advisory Intermediate Income Fund. The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund’s Institutional and A Shares for periods prior to September 20, 2002 is that of the Institutional and A Shares, respectively, of the Predecessor Fund.

Effective November 18, 2002, the Fund changed its name from BrownIA Intermediate Bond Fund to Brown Advisory Intermediate Bond Fund. Effective April 30, 2004, the Fund changed its name from Brown Advisory Intermediate Bond Fund to Brown Advisory Intermediate Income Fund.

On December 30, 2005, The Nevis Fund, Inc. (the “Nevis Predecessor Fund”), a registered investment company, reorganized with and into the Brown Advisory Opportunity Fund. The Nevis Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund’s Institutional Shares for periods prior to December 30, 2005 is that of the Nevis Predecessor Fund.

Effective April 25, 2006, A Shares of Brown Advisory Small-Cap Growth Fund issued and outstanding as of that date were renamed D Shares. As of that same date, a new A Shares class of Brown Advisory Small-Cap Growth Fund commenced operation and the Fund ceased the public offering of the newly re-named D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional shares.

On November 15, 2007, the Board approved a change in the name of the Brown Advisory International Fund to Brown Advisory Core International Fund.

Prior to October 1, 2008, the Brown Advisory Flexible Value Fund was named Flag Investors – Equity Opportunity Fund.

2. INVESTMENT POLICIES AND RISKS

A. Equity Securities

1. Common and Preferred Stock

General. Each Equity Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, and Brown Advisory Core International Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

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2. Convertible Securities

General. Each Equity Fund may invest in convertible securities. Brown Advisory Flexible Value Fund and Brown Advisory Core International Fund may also invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Security Ratings Information. Each Equity Fund’s investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may only invest in: (1) convertible securities that are rated “Baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase; and (2) preferred stock rated “baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase. Each Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, its Advisor or Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. An Equity Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Advisor or Sub-Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if that Advisor or Sub-Advisor determines that retaining such security is in the best interests of the Equity Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Equity Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, each Advisor or Sub-Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. See Appendix A for additional information on preferred stock ratings.

3. Warrants

General. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund may invest

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in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. Depositary Receipts

General. Each Equity Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Holding Company Depositary Receipts (“HOLDRs”), New York Registered Shares (“NYRs”) or American Depositary Shares (“ADSs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs are issued by European financial institutions and typically trade in Europe and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. HOLDRs trade on the American Stock Exchange and are fixed baskets of U.S. or foreign stocks that give an investor an ownership interest in each of the underlying stocks. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. ADSs are shares issued under a deposit agreement that represents an underlying security in the issuer’s home country. (An ADS is the actual share trading, while an ADR represents a bundle of ADSs.) Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund’s investment policies, the Fund’s investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B. Foreign Securities

Each Equity Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund’s assets. Brown Advisory Intermediate Income Fund may invest up to 20% of its net assets in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

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C. Options and Futures

1. General

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small Cap Value, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund may (1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest; (2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write put and call options on these futures contracts. Brown Advisory Maryland Bond Fund may invest in futures contracts on indices based in whole or in part on the securities in which it may invest including municipal bond futures and Treasury bond and note futures and Brown Advisory Core International Fund may purchase or write put and call options on foreign currency. A Fund will participate in such transactions to enhance the Fund’s performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by a Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, most Funds do not have any intention of investing in options or futures for purposes other than hedging or equitizing cash. The Brown Advisory Small-Cap Fundamental Value Fund will invest in options and futures for purposes of achieving its investment objective, portfolio management, risk mitigation, hedging or for purposes of enhancing total return. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require and will maintain either: (1) an offsetting (“covered”) position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will set aside cash, liquid securities and other permissible assets (“Segregated Assets”) on the books and records of the Fund’s Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore each Fund is not subject to registration or regulation as a commodity pool operator under the Act.

2. Options and Futures Contracts

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Foreign Currency (Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Core International Fund). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign

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security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

A municipal bond futures contract is based on the value of the Bond Buyer Index (“BBI”) which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least “A.” To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

3. Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on an Advisor’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund’s yield.

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D. Illiquid and Restricted Securities

1. Private Placement and Other Restricted Securities.

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other “restricted” securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund.

Private placement and other restricted securities may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Restricted securities that are “illiquid” are subject to a Fund’s policy of not investing more than 15% of its net assets in illiquid securities. The Advisor will evaluate the liquidity characteristics of restricted securities on a case-by-case basis and will consider the factors described below in connection with its evaluation. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

2. Illiquid Securities

Each Fund may invest in illiquid and restricted securities. Each of these Funds limits its investments in illiquid and restricted securities to no more than 15% of its net assets (10% for Brown Advisory Core International Fund and Brown Advisory Intermediate Income Fund). The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities may include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities” or “private placements”); and (5) certain pooled investment vehicles, including private equity funds and private equity funds of private equity funds (“Pooled Investment Vehicles”).

Risks

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of private placements, restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3. Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Valuation Committee and the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such determinations they take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

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E. Investment Company Securities

1. Open-End and Closed-End Investment Companies

General. Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund may invest in other open-end and closed-end investment companies consistent with the Fund’s investment objectives and strategies. Each Brown Fund may also invest in money market mutual funds, pending investment of cash balances. Each Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Funds to invest up to 5% of their assets in another investment company, up to 10% of their assets in investment companies generally and hold up to 3% of the shares of another investment company. The Funds’ investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

Risks. Each Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Core International Fund may invest in exchange-traded funds (“ETFs”). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

2. Exchange-Traded Funds

General. Equity Funds may invest in exchange-traded funds (“ETFs”). ETFs are registered investment companies whose securities may be bought and sold on a national securities exchange. The Equity Funds may also invest in exchange-traded notes (“ETNs”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees. When the Equity Funds invest in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.

Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, a Fund will incur expenses in connection with investing in ETFs and ETNs that may increase the cost of investing in the ETF or ETN versus the cost of directly owning the securities in the ETF or an ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

3. Trust Securities and Unit Investment Trusts

General. The Equity Funds may invest in trusts and unit investment trusts (“UITs”), including HOLDRS. HOLDRS are trust-issued receipts that represent benefiscial ownership in the specific group of stocks held by the issuing trust. UITs are registered investment companies that are similarly unmanaged, or passively managed, and as such generally hold a static portfolio of securities, or track an index. The liabilities of trusts (including HOLDRS trusts) and UITs incur some expenses in connection with their operations; thus, when the Fund invests in a trust, HOLDR or UIT, in addition to directly bearing expenses, associated with its own operations, it will bear its pro rata portion of the trust’s. HOLDRS’ or UIT’s expenses. Like ETFs, HOLDRS are exchange-listed and, therefore, may be purchased and sold on the secondary market.

Risks. The risks of owning a trust security (including a HOLDR) or a UIT security generally reflect the risks of owning the securities in the trust or UIT’s portfolio. Due to the unmanaged or passively managed nature or such vehicles, the relative weights of their portfolio securities may change over time, resulting in a change in the nature of the investment. In addition, due to the additional expenses associated with trusts (including HOLDRS trusts) and UITs, it may be more costly to own their securities than it would be directly to own their portfolio securities. In addition, there could be a lack of liquidity in the secondary market for HOLDRS, which could cause the market for HOLDRS to be more volatile than the market for the underlying portfolio securities.

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4. Other Pooled Investment Vehicles

General. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory Small-Cap Fundamental Value Fund may invest in pooled investment vehicles, including limited partnerships. Examples of such vehicles include private equity funds and private equity funds of funds. A private equity fund generally invests in non-public companies that the fund’s manager believes will experience significant growth over a certain time period. A private equity fund of funds invests in other private equity funds of the type described. Investments in private equity funds, once made, typically may not be redeemed for several years, though they may be sold to other investors under certain circumstances.

Risks. To the extent that the Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund or Brown Advisory Small-Cap Fundamental Value Fund invest in Pooled Investment Vehicles, such investments may be deemed illiquid. (See “Illiquid and Restricted Securities” for the risks of investing in illiquid securities above). In addition, a Fund will bear its ratable share of such vehicles’ expenses, including its management expenses and performance fees. Performance fees are fees paid to the vehicle’s manager based on the vehicle’s investment performance (or returns) as compared to some benchmark. The fees a Fund pays to invest in a Pooled Investment Vehicle may be higher than the fees it would pay if the manager of the Pooled Investment Vehicle managed the Fund’s assets directly. Further, the performance fees payable to the manager of a Pooled Investment Vehicle may create an incentive for the manager to make investments that are riskier or more speculative than those it might make in the absence of an incentive fee.

Segregated Assets. Under certain circumstances, the Brown Advisory Flexible Value Fund and Brown Advisory Small-Cap Growth Fund may be subject to SEC guidelines regarding asset segregation, or coverage, with respect to investments by a Fund in Pooled Investment Vehicles. A Fund will comply with such SEC guidelines, including, as necessary, by designating on its books or maintaining in a separate account, cash, liquid securities and other permissible assets. As prescribed by SEC guidelines, the value of such assets will be at least equal to each Fund’s commitment to the relevant Pooled Investment Vehicle(s) and will be marked to market daily.

F. Fixed Income Securities

1. Municipal Securities

General. Brown Advisory Maryland Bond Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Puerto Rico Municipal Securities. Brown Advisory Maryland Bond Fund may invest in municipal securities issued by U.S. Territories. Investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress. As of June 30, 2009, Puerto Rico’s general obligations were rated Baa3 by Moody’s and as of June 30, 2009 were rated BBB- by S&P].

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Maryland Municipal Securities. The Brown Advisory Maryland Bond Fund invests at least 80% of the value of its net assets (plus borrowing for investments purposes) in Maryland bonds, including bonds issues on behalf of the state of Maryland, its local government and public financing authorities.

2. U.S. Government Securities

General. Each Fund, to the extent permitted by the Prospectus, may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States; by the right of the issuer to borrow from the U.S. Treasury; by the discretionary authority of the U.S. Treasury to lend to the issuer; or solely by the creditworthiness of the issuer. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

3. Corporate Debt Obligations

General. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund, to the extent permitted by the Prospectus, may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Funds may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

4. Mortgage-Backed Securities.

General. Brown Advisory Intermediate Income Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Government and Agency Mortgage-Backed Securities. The Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

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FNMA and Freddie Mac are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the management of FNMA and FHLMC was replaced. Additionally, FNMA and FHLMC are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth. FNMA and FHLMC’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA and FHLMC to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

Privately Issued Mortgage-Backed Securities. The Brown Advisory Intermediate Income Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. The Brown Advisory Intermediate Income Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Mortgage Obligations. The Brown Advisory Intermediate Income Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Risks – Specific to Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic

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conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

5. Asset-Backed Securities.

General. Brown Advisory Intermediate Income Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Risks – Specific to Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

6. Variable Amount Master Demand Notes.

General. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Intermediate Income Fund, to the extent permitted by the Prospectus, may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by a Fund will be payable within a prescribed notice period not to exceed seven days.

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7. Variable and Floating Rate Securities.

Brown Advisory Maryland Bond Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

8. Non-U.S. Dollar Denominated Securities and Other Fixed Income Securities

Each Fund may invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

Brown Advisory Intermediate Income Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

The Brown Advisory Flexible Value Fund may invest in foreign securities; the Fund will invest no more than 20% of its total assets in foreign debt securities.

9. Risks of Debt Securities.

General. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by Brown Advisory Maryland Bond Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

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Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk:

Each of Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund limits its investment in debt securities to short-term money market instruments, including commercial paper rated in the highest short-term category, and other high quality (rated in the two highest rating categories by an NRSRO) fixed income securities.

The Funds below may only invest in debt securities that are minimally rated or higher as follows at the time of their purchase:

Fund	Minimum Rating
	S&P	Moody’s
Brown Advisory Flexible Value Fund	BB	Ba
Brown Advisory Small-Cap Fundamental Value Fund	BBB	Baa
Brown Advisory Maryland Bond Fund	BBB	Baa
Brown Advisory Intermediate Income Fund	BBB	Baa

Each of the Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Maryland Bond Fund and Brown Advisory Intermediate Income Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Fund will be “Aa” as per Moody’s or “AA” as per S&P. The Fund will limit its investment in fixed income securities rated “Baa” by Moody’s or “BBB” by S&P to 10% of the Fund’s total assets.

Each of Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor or Sub-Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Advisor or Sub-Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

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Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to a issuer and the time a rating is assigned and updated.

Distressed Debt Securities or Junk Bond Risk. Distressed debt securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Foreign Debt Securities Risks. To the extent that a Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

G. Foreign Currencies Transactions

1. General

Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Core International Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may conduct foreign currency exchange transactions either on a cash basis or at the rate prevailing in the foreign exchange market.

Each of Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Core International Fund and Brown Advisory Intermediate Income Fund may enter into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. Each Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

Forward contracts are considered “derivatives,” financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, each Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

Brown Advisory Small-Cap Fundamental Value Fund or Brown Advisory Core International Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s investment securities or other assets denominated in that currency.

2. Risks

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Advisor/Sub-Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

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H. Leverage Transactions

1. General

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when its Advisor or Sub-Advisor believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

Borrowing. Each Fund (other than Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund) may borrow money for other than temporary or emergency purposes from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Brown Advisory Flexible Value Fund and Brown Advisory Small-Cap Fundamental Value Fund may invest in reverse repurchase agreements for other than temporary or emergency purposes. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations, though such investments may be limited by collateral requirements, as disclosed below under “Reverse Repurchase Agreements.”

Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Securities Lending. Brown Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets (10% of total assets for Brown Advisory Maryland Bond Fund) to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Fund may pay fees to arrange for securities loans.

Reverse Repurchase Agreements. Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund may enter into reverse repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a reverse repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities and Forward Commitments. Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund (except Brown Advisory Intermediate Income Fund) if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions.

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2. Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

I. Repurchase Agreements

1. General

Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Core International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may enter into repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Repurchase agreements are not considered to be the making of loans for purposes of the Funds’ fundamental investment limitations.

2. Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

J. Recent Market Events. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. In response, the U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

The reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Funds.

K. Temporary Defensive Position

Each Fund may invest in prime money market instruments or exchange-traded funds, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by that Fund’s Advisor or Sub-Advisor to be of comparable quality.

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Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

L. Core and Gateway®

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund’s shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

2. INVESTMENT LIMITATIONS

For purposes of all investment policies of each Fund: (1) the term “1940 Act” includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term “Code” includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund’s investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A Fund, however, must provide 60 days’ prior written notice if it changes its policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in certain types of investments (“80% Policy”). If a Fund uses data based on a broad-based index to test compliance with its 80% Policy, the Fund will use data from the index as of the most recent prior month end.

A. Fundamental Limitations

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. A Fund may not:

1. Borrowing Money

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Opportunity Fund. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

Brown Advisory Flexible Value Fund. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Brown Advisory Core International Fund. Borrow money except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed settlement or forward delivery basis are not subject to this limitation).

Brown Advisory Maryland Bond Fund. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund’s total assets (computed immediately after the borrowing).

Brown Advisory Intermediate Income Fund. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund’s total assets (computed immediately after the borrowing).

2. Concentration

Brown Advisory Value Equity Fund and Brown Advisory Small-Cap Value Fund. Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in

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the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Brown Advisory Growth Equity Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory Opportunity Fund. Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Brown Advisory Flexible Value Fund. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Brown Advisory Small-Cap Fundamental Value Fund. Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers conducting their business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities.

Brown Advisory Core International Fund. Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: investments in U.S. Government Securities and on repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Brown Advisory Maryland Bond Fund. Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

Brown Advisory Intermediate Income Fund. Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and in repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) and Section 12(d)(1)(F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) “mortgage related securities,” as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3. Diversification

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Core International Fund and Brown Advisory Intermediate Income Fund. With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund’s total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

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Brown Advisory Flexible Value Fund. With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Brown Advisory Maryland Bond Fund. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund’s total assets, more than 5% of the Fund’s total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund’s total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) more than 25% of the Fund’s total assets would be invested in the securities of any single issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

4. Underwriting Activities

Bond Funds, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund. Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

Brown Advisory Flexible Value Fund. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5. Making Loans

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Core International Fund and Brown Advisory Maryland Bond Fund. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Brown Advisory Flexible Value Fund. The Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Brown Advisory Intermediate Income Fund. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any fixed income security are not deemed to be the making of loans.

6. Purchases and Sales of Real Estate

Bond Funds, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

Brown Advisory Flexible Value Fund. Purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

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7. Purchases and Sales of Commodities

Bond Funds, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Brown Advisory Flexible Value Fund. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Issuance of Senior Securities

Bond Funds, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund. Issue senior securities except pursuant to Section 18 of the 1940 Act.

Brown Advisory Flexible Value Fund. Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Brown Advisory Small-Cap Fundamental Value Fund. Issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.

9. Pooled Funds

Brown Advisory Flexible Value Fund. Notwithstanding any other fundamental investment policy or limitation, invest all of their assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

B. Non-Fundamental Limitations

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1. Securities of Investment Companies

Bond Funds, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund. Invest in the securities of any investment company except to the extent permitted by the 1940 Act and the rules, regulations and interpretations thereunder. With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and to hold up to 3% of the shares of another investment company. Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2. Short Sales

Equity Funds and Bond Funds Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3. Purchases on Margin

Equity Funds Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Bond Funds Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

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4. Options and Futures Contracts

Brown Advisory Growth Equity Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory Small-Cap Value Fund. Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

A Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called “short positions”); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund’s total assets; and (3) will not buy call options with a value exceeding 5% of the Fund’s total assets.

Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Fundamental Value Fund and Brown Advisory Core International Fund. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called “short positions”); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund’s total assets; and (3) will not buy call options with a value exceeding 5% of the Fund’s total assets.

Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. Invest in futures or options contracts regulated by the CFTC except for (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

5. Exercising Control of Issuers

Equity Funds and Bond Funds. Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

6. Borrowing

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7. Illiquid Securities

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Maryland Bond Fund. Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

Brown Advisory Flexible Value Fund. Invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value and (2) repurchase agreements not entitling the holder to payment of principal within seven days. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

Brown Advisory Core International Fund and Brown Advisory Intermediate Income Fund. Invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

8. Concentration

Brown Advisory Growth Equity Fund and Brown Advisory Small-Cap Growth Fund. Purchase a security if, as a result, more than 25% of a Fund’s total assets would be invested in securities of foreign governments. The investment by a Fund in issuers domiciled in the same jurisdiction is not a violation of the Fund’s fundamental or non-fundamental concentration policies unless the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.

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9. Pledging

Brown Advisory Small-Cap Fundamental Value Fund. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (6) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

3. MANAGEMENT

A. Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for shareholders. The following table provides information about each Board member and certain officers of the Trust. Mr. Keffer is considered an Interested Trustee due to his affiliation with a service provider to the Trust. Mr. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees twenty-seven portfolios in the Trust.

Name and Birth Date	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees

J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Compliance Committee, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman of the Board since 2004)	Retired; Partner, Wolf, Block, Schorr and Solis-Cohen LLP (law firm) 2002 – 2003; Partner, Thelen Reid & Priest LLP (law firm) from 1995 – 2002.

Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University (effective 2006); Professor of Economics, University of California-Los Angeles 1992 - 2006.

James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England).

Interested Trustee

John Y. Keffer[1] Born: 1942	Trustee Chairman, Contracts Committee	Since 1989	Chairman, Atlantic Fund Administration, LLC since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company) since 1997; President, Citigroup Fund Services, LLC (“Citigroup”) 2003 – 2005; President, Forum Financial Group, LLC (“Forum”), (a fund services company acquired by Citibank, N.A. ) 1986-2003.

Officers

Stacey E. Hong Born: 1966	President	Since June 2008	President, Atlantic Fund Administration, LLC since 2008; Director, Consulting Services, Foreside Fund Services January 2007-September 2007; Elder Care, June 2005-December 2006; Director, Fund Accounting, Citigroup December 2003-May 2005; Director/Senior Manager/Manager, Accounting, Forum Financial Group, April 1992-November 2003; Auditor, Ernst & Young May 1988-March 1992.

[1]	Since 1997, John Y. Keffer has been President and owner of Forum Trust, LLC. Atlantic Fund Administration, LLC is a subsidiary of Forum Trust, LLC.

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Name and Birth Date	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard Berthy[2] Born: 1958 Foreside Financial Group, LLC Three Canal Plaza Suite 100 Portland, ME 04101	Principal Executive Officer	Since May 2009	President and Managing Partner, Foreside Financial Group, LLC. President and Secretary, Bainbridge Capital Management, LLC from June 2004-June 2006; Vice President, Bainbridge Capital Management from August 2002-May 2004. Mr. Berthy serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.

Karen Shaw Born: 1972	Treasurer	Since July 2008	Senior Manager, Atlantic Fund Administration, LLC since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup December 2003-July 2008; Senior Manager, Support and Fund Accounting, Forum Financial Group, August 1994-December 2003

Trudance L.C. Bakke Born: 1971 Foreside Management Services, LLC Three Canal Plaza Suite 100 Portland, ME 04101	Principal Financial Officer	Since 2006	Director, Foreside Management Services, LLC since 2006; Product Manager, Citigroup 2003-2006; Senior Manager of Corporate Finance, Forum 1999-2003. Ms. Bakke serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.

David Faherty Born: 1970	Vice President	Since 2009

February 2009 to present, Senior Counsel, Atlantic Fund Administration, LLC; from June 2007 through February 2009, Vice President, Citi Fund Services Ohio, Inc.; from August 2006 through June 2007, Associate Counsel, Investors Bank & Trust Company; from January 2005 through September 2005, employee of FDIC; from September 1998 through January 2001, employee of IKON Office Solutions, Inc.

Lina Bhatnagar Born: 1971	Secretary	Since June 2008	Senior Administration Specialist, Atlantic Fund Administration, LLC, since May 2008; Regulatory Administration Specialist, Citigroup June 2006-May 2008; Money Market/Short Term Trader, Wellington Management 1996-2002.

[2]	Richard Berthy is a control affiliate and an officer of the Distributor.

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B. Trustee Ownership in Each Fund in Family of Investment Companies

Trustees	Dollar Range of Beneficial Ownership in the Funds as of December 31, 2008	Aggregate Dollar Range of Ownership as of December 31, 2008 in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies.
Interested Trustees
John Y. Keffer	None	None

Independent Trustees
Costas Azariadis	None	None
James C. Cheng	None	None
J. Michael Parish	None	$50,001-$100,000

C. Ownership of Securities of the Advisor and Related Companies

As of December 31, 2008, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D. Information Concerning Trust Committees

1. Audit Committee

The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls. During the fiscal year ended May 31, 2009, the Audit Committee met 7 times for the Trust.

2. Nominating Committee

The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders. During the fiscal year ended May 31, 2009, the Nominating Committee did not meet.

3. Valuation Committee

The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish the Trust’s Principal Financial Officer and a representative or the Advisor when the Funds securities require fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust’s policies and procedures for determining NAV of the Trust’s series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust’s series consistent with valuation procedures approved by the Board. During the fiscal year ended May 31, 2009, the Valuation Committee met 7 times.

4. Qualified Legal Compliance Committee

The Qualified Legal Compliance Committee (the “QLCC”), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May31, 2009, the QLCC did not meet.

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5. Contracts Committee

The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust’s service provider contracts and fees in connection with their periodic approval. During the fiscal year ended May 31, 2009, the Contracts Committee did not meet.

6. Compliance Committee

The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust’s Chief Compliance Officers (“CCOs”). The Compliance Committee oversees the Trust’s CCOs and any compliance matters that arise and relate to the Trust. During the fiscal year ended May 31, 2009, the Compliance Committee did not meet.

E. Compensation of Trustees and Officers

Each Trustee is paid an annual retainer fee of $16,000 for service to the Trust ($20,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 ($750 for the Chairman) for each short special Board meeting attended and $1,500 ($2,250 for the Chairman) for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by each Fund for the fiscal year ended May 31, 2009.

Fund	Trustee	Compensation from Fund	Total Compensation from Trust
Brown Advisory Growth Equity Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Value Equity Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Flexible Value Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Small-Cap Growth Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Small-Cap Value Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

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Fund	Trustee	Compensation from Fund	Total Compensation from Trust
Brown Advisory Small-Cap Fundamental Value Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Opportunity Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Core International Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Maryland Bond Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

Brown Advisory Intermediate Income Fund
	Costas Azariadis	$	$
	James C. Cheng	$	$
	J. Michael Parish	$	$
	John Keffer	$	$

F. Investment Advisors

1. Services of Advisor and Sub-Advisors

The Advisor serves as investment advisor to each Fund pursuant to investment advisory agreements with the Trust (each an “Advisory Agreement”). Under the applicable Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund’s investments and effecting portfolio transactions for each Fund. The Advisor may also pay fees to certain brokers/dealers to have the Funds available for sale through such institutions as well for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Cardinal Capital Management LLC (“Cardinal” or “Sub-Advisor”) is the Sub-Advisor for Brown Advisory Small-Cap Value Fund. Munder Capital Management (“Munder Capital” or “Sub-Advisor”) is the Sub-Advisor for Brown Advisory Core International Fund. Subject to the oversight of the Board and the Advisor, each Sub-Advisor makes decisions regarding the investment and reinvestment of the respective Fund’s assets allocated to it for management by the Advisor.

2. Ownership of Advisor and Sub-Advisors

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company (“BIAT”), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. BIAT may be considered an affiliate of each Fund because of its power to vote in excess of 25% of each Fund’s shares. The term “Brown” shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

Cardinal, a Delaware limited liability company, was organized in 1995. Cardinal is owned and controlled by Amy K. Minella, Eugene Fox, III, and Robert B. Kirkpatrick, each a managing director thereof.

Munder Capital, a Delaware general partnership, was formed in 1985. As of the date of this SAI, the partners of Munder Capital Management are Munder Capital Holdings, LLC, which owns approximately [99.4]% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately [0.6]% of Munder Capital. As of June 30, 2009, the ownership of Munder Capital Management was as follows: Munder Capital employees hold equity interests representing 23.5% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next two and one-half years, Crestview Partners GP, L.P. and its affiliates hold equity interests representing 64.4% of the firm’s value, and other minority-interest investors hold equity interests totaling 12.1% of the firm’s value.

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3. Information Regarding Portfolio Managers

The following information regarding each Fund’s portfolio managers has been provided by the Advisor or by the applicable Sub-Advisor.

Other Accounts Under Management. As of May 31, 2009, no Advisor portfolio manager that retained decision making authority over a Fund’s management served as a portfolio manager for any other registered investment companies or for any pooled investment vehicles. As of the same date, each portfolio manager serviced other accounts as follows:

Portfolio Manager	# of Other Accounts		Value of Other Accounts
Richard M. Bernstein, CFA	[	]	$	[	]
Kenneth M. Stuzin	[	]	$	[	]
Paul D. Corbin	[	]	$	[	]
Christopher A. Berrier	[	]	$	[	]
Timothy W. Hathaway, CFA	[	]	$	[	]
Monica M. Hausner	[	]	$	[	]
David B. Powell, CFA	[	]	$	[	]
R. Hutchings Vernon	[	]	$	[	]
Nina Yudell	[	]	$	[	]
Michael Foss	[	]	$	[	]
Doron S. Eisenberg	[	]	$	[	]
J. David Schuster	[	]	$	[	]

As of May 31, 2009, no account serviced by an Advisor portfolio manager referenced in the above chart paid a performance based management fee.

[As of May 31, 2009, Cardinal Capital managed one other registered investment company, which has total assets of $1 million, pursuant to a sub-advisory agreement. As of the same date, Cardinal portfolio managers serviced 2 other pooled vehicles with assets of $75 million and 85 other accounts with combined assets of $1,240 million. As of May 31, 2009, no account serviced by a Cardinal portfolio manager paid a performance based management fee.]

The following table lists the number and types of accounts managed by each Munder Capital portfolio manager and assets under management in those accounts as of June 30, 2009:

	REGISTERED INVESTMENT COMPANIES		POOLED INVESTMENT VEHICLES		OTHER		TOTAL MARKET VALUE	TOTAL (1) NUMBER
Portfolio Manager	Market Value	No.	Market Value	No.	Market Value	No.
Remi J. Browne	$288,575,391	4	$1,612,178,827	9	$130,462,622	4	$2,031,216,840	17
Peter S. Carpenter	$282,697,087	3	$1,612,178,827	9	$126,085,824	6	$2,020,961,738	18
Robert D. Cerow	$282,697,087	3	$1,612,178,827	9	$125,561,612	11	$2,020,437,526	23
Peter J. Collins	$467,002,164	5	$1,612,178,827	9	$125,191,204	3	$2,204,372,195	17
John W. Evers	$282,697,087	3	$1,612,178,827	9	$125,515,086	9	$2,020,391,000	21
Daniel B. LeVan	$282,697,087	3	$1,612,178,827	9	$128,514,092	14	$2,023,390,006	26
Jeffrey R. Sullivan	$282,697,087	3	$1,612,178,827	9	$125,457,885	8	$2,020,333,799	20

(1)

If an account is managed by a team, the total numbers of accounts and assets have been allocated to each respective team member. Therefore, some accounts and assets have been counted more than once. In addition, the sum of assets managed in each category may not add to the total due to rounding.

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Conflicts of Interest for Portfolio Managers Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. An Advisor and each Sub-Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. Each Sub-Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, each Sub-Advisor has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

With respect to securities transactions for clients, each Sub-Advisor determines which broker to use to execute each order. However, a Sub-Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, each Sub-Advisor has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where a Sub-Advisor has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

POTENTIAL CONFLICTS OF INTEREST RELATED TO MUNDER CAPITAL PORTFOLIO MANAGERS. As indicated above, Munder Capital’s personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder Capital and of its subsidiary Pierce Street Advisors, LLC (“Pierce Street”). These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, certain retirement plans, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), may provide services for clients of both Munder Capital and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

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Potential Conflicts Relating to the Interests of Portfolio Management Teams and Munder Capital: Munder Capital and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder Capital or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder Capital and/or its affiliates). Munder Capital and Pierce Street may compensate portfolio management team personnel differently depending on the nature of a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder Capital and/or Pierce Street than the Brown Advisory Core International Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management team makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio managers also may have an

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incentive to trade Advisor Compensatory Accounts or personal investments before the Brown Advisory Core International Fund (i.e., front run) or after the Brown Advisory Core International Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Brown Advisory Core International Fund’s trading activity. In addition, the portfolio management team may take a short position in a security on behalf of the Brown Advisory Core International Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Munder Capital take a long term position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

•

Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or Munder Capital, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Although Munder Capital does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder Capital does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.

Munder Capital and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder Capital also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder Capital, Pierce Street and the portfolio management teams may face. In addition, Munder Capital and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder Capital or Pierce Street, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder Capital periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of Munder Capital or Pierce Street will achieve their intended result.

Information Concerning Compensation of Portfolio Managers. Each portfolio manager of the Advisor receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the Advisor’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Advisor’s business. When evaluating a portfolio manager’s performance the Advisor compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1,3, and 5 year periods. Accounts managed in the below referenced styles are typically compared to the following indices:

Large-Cap Growth	Russell 1000® Value Index
Large-Cap Value, Small Cap Value	Russell 2000® Value Index
Small-Cap Growth	Russell 2000® Growth Index
Opportunity Fund	Russell 3000® Growth Index
Maryland Bond	Barclays 1-10 Yr Blended Municipal Bond Index
Intermediate Income	Barclays Intermediate Aggregate Index
Russell 1000® Growth Index

All portions of a portfolio manager’s compensation package are paid by the Advisor and not by any client account.

Each Cardinal portfolio manager receives a compensation package that includes: base cash salary (fixed), variable performance bonus and a cash percentage of the firm’s profits based on the equity participation in the firm. The base salary is determined by overall experience, expertise, and competitive market rates. The performance bonus is based on the

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profitability of the firm and job performance. Whereas the performance of an account may contribute to the overall profitability of the firm, compensation of a portfolio manager is not based on the numerical performance of any client account. All of the portfolio manager’s compensation package is paid by Cardinal and not by any client account.

Munder Capital Management: The compensation package for the members of Munder Capital’s portfolio management team has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of equity ownership. Certain portfolio managers may also receive variable bonus compensation and/or performance-based fees based on pre-determined formulas. Munder Capital also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan which includes an employer contribution.

Members of Munder Capital’s portfolio management team are eligible to earn a performance bonus, which is determined annually. Bonuses for all members of the portfolio management team are influenced by the performance of the accounts managed by the team, the amount of assets managed by the team the profitability of the firm, and certain debt coverant limitations. Munder Capital also considers a variety of other factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success. Target bonuses for portfolio managers typically range from 50 to 200% of base salary. Target bonuses for equity analysts typically range from 50 to 150% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 300% or more of salary. With respect to each account managed by the portfolio manager, gross performance is measured relative to that account’s benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success.

Certain portfolio managers are eligible to receive variable bonus compensation based on formulas relating to the revenues received by Munder Capital for all accounts managed by the portfolio managers. In certain instances, such compensation is conditioned upon a minimum asset level in the investment strategy. Such formulas also take into account the investment performance of the accounts managed by such portfolio managers pursuant to a specific investment strategy. Notwithstanding their foregoing formulas, certain portfolio managers are contractually entitled to receive guaranteed minimum compensation through December 31, 2010, and are also eligible for additional compensation bonuses based on certain new accounts.

Key employees, including members of the portfolio management team, are eligible for long-term incentives in the form of ownership units of Munder Capital Holdings, LLC, the majority partner of Munder Capital. The unit grants provide incentive to retain key personnel and serve to align employee interests with those of Munder Capital directly, and, indirectly, the accounts managed by Munder Capital.

Portfolio Managers Ownership in the Fund. As of May 31, 2009, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned shares of each Fund as summarized in the following table:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Corresponding Fund as of May 31, 2009
Brown Advisory Growth Equity Fund
Geoffrey R.B. Carey, CFA	[$10,001-$50,000]

Brown Advisory Value Equity Fund
Richard M. Bernstein, CFA	[$100,001-$500,000]

Brown Advisory Flexible Value Fund
R. Hutchings Vernon	[ ]
Michael Foss	[ ]
Nina Yudell	[ ]

Brown Advisory Small-Cap Growth Fund
Christopher A. Berrier	[$100,001-$500,000]
Timothy W. Hathaway, CFA	[$100,001-$500,000]

Brown Advisory Small-Cap Value Fund
Amy K. Minella	[None]
Eugene Fox, III	[None]
Robert B. Kirkpatrick, CFA	[None]
Rachael D. Matthews	[None]

Brown Advisory Small-Cap Fundamental Value Fund
Doron S. Eisenberg	[ ]
J. David Schuster	[ ]

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Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Corresponding Fund as of May 31, 2009
Brown Advisory Opportunity Fund
David B. Powell, CFA	[$50,001-$100,000]

Brown Advisory Core International Fund
Remi J. Browne, CFA	None
Peter S. Carpenter, CFA	None
Jeffrey R. Sullivan, CFA	None
Daniel B. LeVan, CFA	None
John W. Evers, CFA	None

Brown Advisory Maryland Bond Fund
Monica M. Hausner	[None]
Paul D. Corbin	[None]

Brown Advisory Intermediate Income Fund
Paul D. Corbin	[$50,001-$100,000]
Monica M. Hausner	[$10,001-$50,000]

7. Fees.

The Advisor’s fee is calculated as a percentage of each Fund’s average daily net assets. The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Advisor’s fee is paid monthly based on average net assets for the prior month. A Sub-Advisor’s fee is calculated as a percentage of a Fund’s average daily net assets allocated to the Sub-Advisor for management but is paid by the Advisor and not the Fund.

In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

The Advisor may also receive compensation from certain omnibus account providers for providing shareholder services to Fund shareholders.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Advisor, the amount of fees waived by the Advisor, and the actual fees received by the Advisor. The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

Table 1 in Appendix B shows the dollar amount of fees payable by the Brown Advisory Flexible Value Fund to Alex. Brown Investment Management, LLC, the Fund’s previous advisor and the Advisor, for the past three fiscal years (or shorter depending on the Fund’s commencement of operations).

8. Other Provisions of Advisory Agreement

The Advisor is not affiliated with Citi or any company affiliated with Citi. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Advisor on 60 days’ written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

9. Consultant

The Brown Advisory Core International Fund Advisor has retained and compensates an independent consultant, RDK Strategies, LLC, for investment consultant services to: (1) perform ongoing due diligence on each sub-advisor; and (2) make recommendations regarding the allocation and reallocation of the Fund’s assets among current and any new subadvisers based on due diligence reviews.

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G. Distributor

1. Distribution Services

The Distributor (also known as principal underwriter) of the shares of each Fund is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry National Regulatory Authority. Mr. Berthy is an affiliate of the Trust and the Distributor as he serves as an officer of the Trust and has an ownership interest in the Distributor.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, its affiliates and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of each Fund (see “Purchases through Financial Institutions”).

Investors who purchase shares through Financial Institutions will be subject to the procedures of those Institutions through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Financial Institution through whom they purchase shares. Investors purchasing shares of the Fund through Financial Institutions should acquaint themselves with their institution’s procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution. The Distributor does not receive compensation for its distribution services except the distribution service fees with respect to the shares of those Classes for which a Plan is effective. Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares. Prior to April 25, 2006, the Distributor received and reallowed sales charges paid by purchasers of D Shares to certain Financial Institutions.

Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor with respect to A and D Shares. The data are for the past three years (or shorter depending on a Fund’s commencement of operations). The Distributor is not affiliated with the Advisor, Citi or Citi’s affiliates.

2. Distribution Plan – (A and D Shares)

The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.50% of the average daily net assets of A Shares of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Small-Cap Fundamental Value Fund and 0.25% of the average daily net assets of D Shares of Brown Advisory Small-Cap Growth Fund, A Shares of the Brown Advisory Flexible Value Fund, A Shares of Brown Advisory Opportunity Fund and A Shares of Brown Advisory Intermediate Income Fund. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of those Funds with A or D Shares. The plan is a core component of the ongoing distribution of A Shares. Mr. Berthy, an officer of the Trust, has an ownership interest in the Distributor and as such has a direct financial interest in the operations of the plan due to his ownership interests.

The plan provides that payees may incur expenses for distribution and service activities including but are not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of a Fund’s shares and (2) providing services to holders of shares related to their investment in a Fund, including without limitation providing assistance in connection with responding to the Fund’s shareholder inquiries regarding the Fund’s investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to a Fund’s shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing

33

prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of a Fund’s shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Advisor or others in connection with the offering of a Fund’s shares for sale to the public.

The plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made. The plan obligates the Fund to compensate a payee for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of all A and D Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to a Fund’s A Shares or D Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the applicable Fund’s A Shares or D Shares.

Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor under the Distribution Plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the plan. No other payee received compensation from the Fund pursuant to the plan during the most recently completed fiscal year. The data provided are for the most recently completed fiscal year end.

3. Compliance Services

Under a Compliance Services Agreement (the “Compliance Agreement”) with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, currently provides a Chief Compliance Officer (“CCO”), Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), an Anti-Money Laundering Compliance Officer (“AMLCO”) and Sarbanes-Oxley certifying officers (“Certifying Officers”) to the Trust as well as certain additional compliance support functions (“Compliance Services”). FCS and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its series.

For making available the CCO, AMLCO, PEO, PFO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee of (i) $22,500 (allocated equally to all Trust series for which the Advisor provides management services), $5,000 per Fund, $5,000 per sub-advisor; and an (ii) annual fee of 0.01% of the Fund’s average daily net assets, subject to an annual maximum of $20,000 per Fund.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board or by the FCS with respect to the Fund on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, and Certifying Officer services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust’s shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS’s actions or omissions, except for any act or omission resulting from FCS’s willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

From May 31, 2008 to December 31, 2008, Atlantic Fund Administration, LLC and its subsidiaries provided the Brown Advisory Flexible Value Fund with a PEO, FFO, CCO, and an AMLCO, as well as certain additional compliance support functions.

Table 4 in Appendix B shows the dollar amount of the fees accrued by the Fund to FCS or its affiliates, as appropriate for compliance services, the amount of the fee waived by FCS or its affiliates, as appropriate, and the actual fees received by FCS or its affiliates as appropriate. The data is for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations). FCS is not affiliated with the Advisor, Citi or Citi’s affiliates.

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H. Other Fund Service Providers

1. Administrator and Accountant

The Administrator and Accountant provide services to the Trust pursuant to an accounting, administration and transfer agency agreement (the “Citi Agreement”) with the Trust. The Administrator administers the Trust’s operations with respect to the Fund and other series of the Trust except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Trust’s tax returns and the preparation of financial statements and related reports to the Trust’s shareholders, the SEC and state and other securities administrators; (4) providing the Trust with adequate general office space and facilities and providing persons suitable to the Board to serve as officers of the Trust; (5) assisting the Trust’s investment Advisors in monitoring Fund holdings for compliance with prospectus investment restrictions and assisting in preparation of periodic compliance reports; and (6) with the cooperation of the Advisors, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund’s financial statements and tax returns.

The Citi Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Citi Agreement is terminable with or without cause and with respect to the Fund, and without penalty by the Trust or by the Administrator with respect to the Fund on 120 days’ written notice to the other party. The Citi Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period.

Under the Citi Agreement, Citi is not liable to the Trust or the Trust’s shareholders for any action or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Citi Agreement. Under the Citi Agreement, Citi and certain related parties (such as Citi’s officers and persons who control Citi) are indemnified by the Trust against any and all claims and expenses related to Citi’s actions or omissions that are consistent with Citi’s contractual standard of care.

Under the Citi Agreement, in calculating the Fund’s NAV, Citi is deemed not to have committed an error if the NAV it calculates is within  1/10 of 1% of the actual NAV (after recalculation). The Citi Agreement also provides that Citi will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to  1/2 of 1% or less than or equal to $25.00. In addition, Citi is not liable for the errors of others, including the companies that supply security prices to Citi and the Fund.

Pursuant to the Citi Agreement, the Fund pays Citi a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $110,000. The Fund also pays Citigroup certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month. The Advisor has agreed to pay Citi’s fees out of its advisory fee.

Tables 5 and 6 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Administrator and the Accountant respectively, the amount of the fee waived by the Administrator and the Accountant respectively, and the actual fees received by the Administrator and the Accountant respectively. The data is for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations). For the period of May 31, 2008 through December 31, 2008, Atlantic Fund Administration, LLC provided services similar to those of Citi to the Brown Advisory Flexible Value Fund.

2. Transfer Agent

As transfer agent and distribution paying agent, pursuant to the Citi Agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at 3435 Stelzer Road, Columbus, Ohio 43219 and is registered as a transfer agent with the Office of Comptroller of the Currency.

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3. Custodian

BIAT, an affiliate of the Advisor, is the Custodian for each Fund except Brown Advisory Core International Fund and Brown Advisory Intermediate Income Fund and safeguards and controls each Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of each Fund’s domestic and foreign assets. BIAT is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.

Citibank, N.A. is the Custodian for Brown Advisory Core International Fund and Brown Advisory Intermediate Income Fund and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. Citibank, N.A. is located at 388 Greenwich Street, New York, New York 10013.

For its services, BIAT receives a fee of 0.01% of each Fund’s first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. Each Fund also pays an annual maintenance fee of $3,600, plus certain other transaction fees. For its services, Citibank, N.A. receives a monthly maintenance fee of $600, plus certain other transaction fees and asset-based fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

4. Legal Counsel

K&L Gates LLP, 1601 K Street, Washington D.C. 20006, serves as legal counsel to the Funds.

5. Independent Registered Public Accounting Firm

[                                ], is the independent registered public accounting firm for each Fund, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC. [        ] audits the annual financial statements of the Funds and provides the Funds with an audit opinion. [        ] also reviews certain regulatory filings of the Funds. Information for the fiscal years ending 2008, 2007, 2006 and 2005 was derived from financial statements audited by the Funds’ previous independent registered public accounting firm.

4. PORTFOLIO TRANSACTIONS

A. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor or Sub-Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor or Sub-Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. Commissions Paid

Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of the Fund, the Advisor, Sub-Advisor or distributor or an affiliate thereof. The data presented are for the past three fiscal years (or shorter period depending on the Fund’s commencement of operations).

C. Advisor Responsibility for Purchases and Sales

The Advisor or Sub-Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor or Sub-Advisor. The Fund does not have any obligation to deal with a specific broker or dealer in

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the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by each Sub-Advisor or Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Advisor or Sub-Advisor seeks “best execution” for all portfolio transactions. This means that the Advisor or Sub-Advisor seeks the most favorable price and execution available. The Advisor’s or Sub-Advisor’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D. Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, each Advisor or Sub-Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and each Advisor’s or Sub-Advisor’s duties, an Advisor or Sub-Advisor may consider payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

The Advisor or Sub-Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

E. Obtaining Research from Brokers

The Advisor or Sub-Advisor has full brokerage discretion. The Advisor or Sub-Advisor evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor or Sub-Advisor may give consideration to research services furnished by brokers to the Advisor or Sub-Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment an Advisor’s or Sub-Advisor’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor or Sub-Advisor accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor or Sub-Advisor fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because an Advisor or a Sub-Advisor will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

F. Counterparty Risk

The Advisor or Sub-Advisor monitors the creditworthiness of counterparties to each Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G. Transactions through Affiliates

The Advisor or Sub-Advisor may effect brokerage transactions through affiliates of the Advisor or Sub-Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H. Other Accounts of the Advisor or Sub-Advisor

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or Sub-Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Advisor’s or Sub-Advisor’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by an Advisor or Sub-Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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I. Portfolio Turnover

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Each Fund’s annual portfolio turnover rates for the last 5 years are included in the “Financial Highlights” section of the Funds’ prospectus. Ordinarily, the Funds do not anticipate annual portfolio turnover rates to exceed 100%.

J. Securities of Regular Broker-Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund’s last fiscal year; or (3) sold the largest amount of a Fund’s shares during the Fund’s last fiscal year.

Table 8 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of each Fund’s holdings of those securities as of each Fund’s most recent fiscal year.

K. Portfolio Holdings

Portfolio holdings of a Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of a Fund’s annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of a Fund’s latest semi-annual report to shareholders or a copy of a Fund’s latest Form N-Q which contains the Fund’s portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund’s latest Form N-CSR and Form N-Q by accessing the SEC’s website at www.sec.gov.

A Fund’s nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for a Fund’s operations that a Fund has retained them to perform. The Advisor to a Fund has regular and continuous access to a Fund’s portfolio holdings. In addition, a Fund’s Administrator, Custodian, Distributor and Fund Accountant as well as independent auditors, proxy voting services, mailing services and financial printers may have access to a Fund’s nonpublic portfolio holdings information on an ongoing basis. The Trustees, a Fund’s officers, and legal counsel to the Trust and to the Independent Trustees may receive such information on an as needed basis.

From time to time, nonpublic information regarding a Fund’s portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if a Trust Officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) a Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of a Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2)assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information. The Trust Officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons for determining to permit such disclosure.

No compensation is received by a Fund, nor, to any Fund’s knowledge, paid to its Advisor or any other party in connection with the disclosure of a Fund’s portfolio holdings. As indicated above, with respect to the Trustees and a Fund’s officers, Advisor, and Distributor, the Board has approved codes of ethics (collectively, “Codes”) that are intended to address, among

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other things, potential conflicts of interest arising from the misuse of information concerning the Fund’s portfolio holdings. In addition, a Fund’s service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

A Fund’s portfolio holdings disclosure policy is subject to review by the Fund’s CCO who will report the results of such review at least annually to the Board. Any conflict identified resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of another party will be reported to the Board for appropriate action.

There is no assurance that a Fund’s portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information.

5. PURCHASE AND REDEMPTION INFORMATION

A. General Information

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust’s officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund’s availability.

B. Additional Purchase Information

Shares of the Fund class are sold on a continuous basis by the Distributor.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. At the Advisor’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2. UGMAs/UTMAs

If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a matter indicating custodial capacity.

3. Purchases through Financial Institutions

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund’s NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund’s Prospectus or the Financial Institution’s contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution’s procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. No Fund is responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge. Information concerning any charges or services will be provided to customers by the Financial Institution through whom they purchase shares. The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

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C. Additional Redemption Information

You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than the Fund’s NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund’s shares as provided in the Prospectus.

1. Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2. Redemption-In-Kind

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

D. NAV Determination

In determining the Fund’s NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by an independent pricing service. If no sales price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

Interests in Pooled Investment Vehicles will be subject to fair valuation. In general, the fair value of such interests will be equal to the amount that the Fund could reasonably expect to receive from the vehicle itself in a redemption or from a third party in a sale, at the time of valuation, based on information that is available at the time of the valuation and that the Fund reasonably believes to be reliable. In determining fair value for investments in Pooled Investment Vehicles, a Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of the Pooled Investment Vehicle, computed in compliance with that vehicle’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation.

E. Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assume that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting a Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on July 31, 2009. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

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All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A. Qualification as a Regulated Investment Company

Each Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as each Fund’s fiscal year end). Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31.

1. Meaning of Qualification

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

•

The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement (“Distribution Requirement”)).

•

The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

•

The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

While each Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year in an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, a Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. A Fund that uses equalization accounting will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has underdistributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for treatment as a regulated investment company (see discussion below on what happens if a Fund fails to qualify for that treatment).

2. Failure to Qualify

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B. Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) if paid on or before December 31, 2010. A

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distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) and as appearing in the following table may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back from May 31, 2009.

As of May 31, 2009, the capital loss carryovers available to offset future capital gains are as follows: [UPDATE]

	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017
Opportunity Fund	$20,954,523	$35,701,503	$22,992,793	$458,257	$32,106,135	$—	$—	$—
Maryland Bond Fund	—	—	—	—	—	74,696	4,432	—
Intermediate Income Fund	—	—	—	—	—	3,518	—	—

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. Certain Tax Rules Applicable to the Funds’ Transactions

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or

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losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

If Brown Advisory Core International Fund owns shares in a foreign corporation that constitutes a “passive foreign investment company” (a “PFIC”) for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a “qualified electing fund” within the meaning of the Code or mark to market the PFIC’s shares, the Fund may be subject to United States Federal income taxation on a portion of any “excess distribution” it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from “passive income” (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce “passive income.” The Fund could elect to “mark-to market” stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a “qualified electing fund” under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the Distribution Requirement and calendar year distribution requirement described below.

D. Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund’s income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

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For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F. Backup Withholding

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G. State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

H. Foreign Income Tax

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

I. Maryland Taxes (Brown Advisory Maryland Bond Fund)

Distributions attributable to interest received by the Fund on Maryland municipal obligations and certain U.S. government obligations are generally exempt from Maryland state and local income taxes. Distributions attributable to the Fund’s other income or gains, however, are generally subject to these taxes. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares generally is not deductible for purposes of Maryland state or local income tax.

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Distributions of income derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

To the extent the Fund receives interest on certain private activity bonds, a proportionate part of the exempt-interest dividends paid by the Fund may be treated as an item of tax preference for the Federal alternative minimum tax and Maryland’s tax on tax preference items. In addition to the preference item for interest on private activity bonds, corporate shareholders must include the full amount of exempt-interest dividends in computing tax preference items for purposes of the alternative minimum tax.

If you borrow money to purchase or carry shares of the Fund, the interest on your debt generally is not deductible for Federal income tax purposes.

7. OTHER MATTERS

A. The Trust and Its Shareholders

1. General Information

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following series:

Absolute Opportunities Fund (4)

Absolute Strategies Fund (1)

Adams Harkness Small Cap Growth Fund

Auxier Focus Fund (2)

Beck, Mack & Oliver Global Equity Fund

Brown Advisory Core International Fund (4)

Brown Advisory Flexible Value Fund (6)

Brown Advisory Growth Equity Fund (3)

Brown Advisory Intermediate Income Fund (3)

Brown Advisory Maryland Bond Fund (4)

Brown Advisory Opportunity Fund (3)

Brown Advisory Small-Cap Growth Fund (5)

Brown Advisory Small-Cap Value Fund (3)

Brown Advisory Value Equity Fund (3)

Brown Advisory Small-Cap Fundamental Value Fund (3)

DF Dent Premier Growth Fund

Dover Long/Short Sector Fund (7)

Fountainhead Special Value Fund

Golden Large Cap Core Fund (7)

Golden Small Cap Core Fund (7)

Grisanti Brown Value Fund (7)

Jordan Opportunity Fund

Liberty Street Horizon Fund (8)

Merk Asian Currency Fund (9)

Merk Hard Currency Fund (9)

Payson Total Return Fund

Polaris Global Value Fund

The BeeHive Fund

(1)	The Trust registered for sale shares of beneficial interest in Institutional, R and C classes of this series.
(2)	The Trust registered for sale shares of beneficial interest in Investor and A classes of this series.
(3)	The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series. Currently A shares of Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Fundamental Value Fund are not publicly offered.
(4)	The Trust registered for sale shares of beneficial interest in an Institutional class of this series.
(5)	The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series. The Fund has ceased the public offering of D Shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.
(6)	The Trust registered for sale shares of beneficial interests in Institutional and A classes of these series.
(7)	The Trust registered for sale shares of beneficial interests in Institutional and Investor classes of these series. Grisanti Brown Value Fund renamed its Institutional class “I Shares Class.” Currently Investor Shares of the Grisanti Brown Value Fund, Golden Large Cap Core Fund and Golden Small Cap Core Fund are not offered for sale.
(8)	The Trust registered for sale shares of beneficial interest in Institutional, A and C classes of this series.
(9)	The Trust registered for sale shares of beneficial interests in an Investor classes of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the series and class will continue indefinitely until terminated.

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2. Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class’ performance. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3. Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder’s pro rata share of all distributions arising from that series’ assets and, upon redeeming shares, will receive the portion of the series’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a series’) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. Termination or Reorganization of Trust or Its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger or consolidation so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration under the 1940 Act or cause the Trust to incorporate under the laws of Delaware. Under the Trust Instrument, the Trustees may also, with shareholder approval, sell or convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. Fund Ownership

As of [September 10, 2009], the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of a Fund. Shareholders known by a Fund to own of record or beneficially 5% or more of the outstanding shares of a Fund are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of [September 10, 2009], the following shareholders may be deemed to control the Fund. “Control” for this purpose is the ownership of 25% or more of the Fund’s voting securities.

TO BE UPDATED BY AMENDMENT

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Fund	Shareholder and Address		Percentage of Fund Owned
Brown Advisory Growth Equity Fund Institutional Shares			xx

Brown Advisory Growth Equity Fund A Shares			xx

Brown Advisory Value Equity Fund Institutional Shares			xx

Brown Advisory Value Equity Fund A Shares			xx

Brown Advisory Flexible Value Fund Institutional Shares	[	]	xx

Brown Advisory Flexible Value Fund A Shares	[	]	xx

Brown Advisory Small Cap-Growth Fund Institutional Shares			xx

Brown Advisory Small Cap-Growth Fund A Shares			xx

Brown Advisory Small Cap-Growth Fund D Shares			xx

Brown Advisory Small Cap-Growth Fund D Shares			xx

Brown Advisory Small-Cap Value Fund Institutional Shares			xx

Brown Advisory Small-Cap Value Fund A Shares			xx

Brown Advisory Small-Cap Fundamental Value Fund Institutional Shares	[	]	xx

Brown Advisory Opportunity Fund Institutional Shares			xx

Brown Advisory Core International Fund Institutional Shares			xx

Brown Advisory Maryland Bond Fund Institutional Shares			xx

Brown Advisory Intermediate Income Institutional Shares			xx

Brown Advisory Intermediate Income A Shares			xx

C. Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust’s Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust’s Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any

47

claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust, the Advisor and each Sub-Advisor are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC’s website at www.sec.gov.

E. Code of Ethics

The Trust, the Advisor, each Sub-Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Advisor, each Sub-Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

F. Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. Financial Statements

The financial statements of each Fund for the fiscal year ended May 31, 2009, are included in the Fund’s Annual Report and are incorporated herein by reference. The financial statements include the schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. The financial statements have been audited by an independent registered public accounting firm other than [            ], as stated in their report, which is incorporated herein by reference.

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Appendix A - Description Of Securities Ratings

A.	Long-Term Ratings

1.

Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.

Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

•        Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•        Nature of and provisions of the obligation;

•        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.

Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB	Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•        Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•        The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•        The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note	The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa	An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a	An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba	An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.

Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note	The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Appendix B – Miscellaneous Tables

Table 1 – Investment Advisory Fees

The following tables show the dollar amount of advisory fees accrued by each Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.

Fund	Advisory Fee Accrued		Advisory Fee Waived		Advisory Fee Retained
Brown Advisory Growth Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$556,430		$3,477		$552,953
Year Ended May 31, 2007		$471,456		$0		$471,456

Brown Advisory Value Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$1,582,605		$0		$1,582,605
Year Ended May 31, 2007		$1,375,467		$0		$1,375,467

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		$
Year Ended October 31, 2008		$152,810		$152,810		$0
Year Ended October 31, 2007		$45,268		$45,268		$0

Brown Advisory Small-Cap Growth Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$1,658,726		$4,999		$1,653,727
Year Ended May 31, 2007		$1,403,822		$0		$1,403,822

Brown Advisory Small-Cap Value Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$1,304,991		$4,459		$1,300,532
Year Ended May 31, 2007		$1,258,207		$0		$1,258,207

Brown Advisory Small-Cap Fundamental Value Fund
Year Ended May 31, 2009	$		$		$

Brown Advisory Opportunity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$233,238		$45,007		$188,231
Year Ended May 31, 2007		$173,047		$79,708		$93,339

Brown Advisory Core International Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$3,431,605		$0		$3,431,605
Year Ended May 31, 2007		$3,200,501		$0		$3,200,501

Brown Advisory Maryland Bond Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$443,920		$443,920		$0
Year Ended May 31, 2007		$424,888		$74,879		$350,009

Brown Advisory Intermediate Income Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$557,489		$0		$557,489
Year Ended May 31, 2007		$502,676		$0		$502,676

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

Table 2 – Front-End Sales Charges (A Shares and D Shares)

The following tables show the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of A and D Shares.

Fund	Aggregate Sales Charge		Amount Retained		Amount Reallowed
Brown Advisory Growth Equity Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$35,760		$0		$35,760
Year Ended May 31, 2007		$32,065		$0		$32,065

Brown Advisory Value Equity Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$60,662		$0		$60,662
Year Ended May 31, 2007		$51,063		$0		$51,063

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		$
Year Ended October 31, 2008		$1,212		$0		$1,212
Year Ended October 31, 2007		$3,733		$0		$3,733

Brown Advisory Small-Cap Growth Fund – A Shares
Year Ended May 31, 2008		$59,952		$0		$59,952
Year Ended May 31, 2007		$10,122		$0		$10,122

Brown Advisory Small-Cap Growth Fund – D Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$0		$0		$0
Year Ended May 31, 2007		$0		$0		$0

Brown Advisory Small-Cap Value Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$6,170		$0		$6,170
Year Ended May 31, 2007		$17,406		$0		$17,406

Brown Advisory Intermediate Income Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$35,633		$0		$35,633
Year Ended May 31, 2007		$29,486		$0		$29,486

Table 3 – Rule 12b-1 Fees (A Shares and D Shares)

The following tables show the dollar amount of fees paid to the Distributor by D Shares, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The amounts stated below were compensations to Broker/Dealers and none were for (i) advertising; (ii) printing and mailing of prospectuses to other than current shareholders; (iii) compensation to underwriters; (iv) compensation to sales personnel; (v) interest, carrying, or other financing charges; and (vi) other.

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

[A DETAILED FEE TABLE WITH EXPENSE ALLOCATION TO BE PROVIDED]

Fund	12b-1 Fee Paid		12b-1 Fee Waived		12b-1 Fee Retained
Brown Advisory Growth Equity Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$23,719		$0		$23,719
Year Ended May 31, 2007		$14,190		$0		$14,190

Brown Advisory Value Equity Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$31,227		$0		$31,227
Year Ended May 31, 2007		$18,897		$0		$18,897

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		$
Year Ended October 31, 2008		$2,853		$0		$2,853
Year Ended October 31, 2007		$840		$0		$840

Brown Advisory Small-Cap Growth Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$12,588		$0		$12,588
Year Ended May 31, 2007		$2,606		$0		$2,606

Brown Advisory Small-Cap Growth Fund – D Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$32,214		$0		$32,214
Year Ended May 31, 2007		$33,330		$0		$33,330

Brown Advisory Small-Cap Value Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$4,439		$0		$4,439
Year Ended May 31, 2007		$2,278		$0		$2,278

Brown Advisory Intermediate Income Fund – A Shares
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$50,257		$0		$50,257
Year Ended May 31, 2007		$42,201		$0		$42,201

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

Table 4 – Compliance Fees

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived, if any, and the actual fees received. The Compliance Agreement became effective on October 1, 2004.

Fund	Compliance Fee Accrued		Compliance Fee Waived		Compliance Fee Retained
Brown Advisory Growth Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$13,250		$0		$13,250
Year Ended May 31, 2007		$8,369		$196		$8,173

Brown Advisory Value Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$27,365		$0		$27,365
Year Ended May 31, 2007		$14,395		$0		$14,395

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		$
Year Ended October 31, 2008		$26,283		$0		$26,283
Year Ended October 31, 2007		$20,770		$0		$20,770

Brown Advisory Small-Cap Growth Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$23,614		$0		$23,614
Year Ended May 31, 2007		$12,254		$0		$12,254

Brown Advisory Small-Cap Value Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$24,423		$0		$24,423
Year Ended May 31, 2007		$16,523		$176		$16,347

Brown Advisory Opportunity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$7,621		$0		$7,621
Year Ended May 31, 2007		$4,330		$114		$4,216

Brown Advisory Core International Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$36,525		$0		$36,525
Year Ended May 31, 2007		$19,557		$4		$19,553

Brown Advisory Maryland Bond Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$14,994		$0		$14,994
Year Ended May 31, 2007		$9,478		$88		$9,390

Brown Advisory Intermediate Income Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$22,971		$0		$22,971
Year Ended May 31, 2007		$12,404		$0		$12,404

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

Table 5 – Administration Fees

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator. For the period of June 1, 2005 through May 31, 2008, amounts reflect the Bundled Fee.

Fund	Administration Fee Accrued		Administration Fee Waived		Administration Fee Retained
Brown Advisory Growth Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$60,238		$0		$60,238
Year Ended May 31, 2007		$58,348		$0		$58,348

Brown Advisory Value Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$171,369		$0		$171,369
Year Ended May 31, 2007		$170,223		$0		$170,223

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		$
Year Ended October 31, 2008		$232,389		$77,463		$154,926
Year Ended October 31, 2007		$107,081		$24,367		$82,714

Brown Advisory Small-Cap Growth Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$134,695		$0		$134,695
Year Ended May 31, 2007		$130,455		$0		$130,455

Brown Advisory Small-Cap Value Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$105,938		$0		$105,938
Year Ended May 31, 2007		$116,823		$0		$116,823

Brown Advisory Opportunity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$18,992		$0		$18,992
Year Ended May 31, 2007		$16,121		$0		$16,121

Brown Advisory Core International Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$277,892		$0		$277,892
Year Ended May 31, 2007		$299,311		$1		$299,310

Brown Advisory Maryland Bond Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$72,178		$0		$72,178
Year Ended May 31, 2007		$79,016		$0		$79,016

Brown Advisory Intermediate Income Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$129,447		$0		$129,447
Year Ended May 31, 2007		$133,520		$0		$133,520

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

Table 6 – Accounting Fees

The following tables show the dollar amount of accounting fees accrued by each Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant. For the period of June 1, 2005 through May 31, 2008, amounts reflect the Bundled Fee.

Fund	Accounting Fee Accrued		Accounting Fee Waived		Accounting Fee Retained
Brown Advisory Growth Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$24,671		$0		$24,671
Year Ended May 31, 2007		$12,221		$0		$12,221

Brown Advisory Value Equity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$25,906		$0		$25906
Year Ended May 31, 2007		$21,259		$0		$21,259

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		$
Year Ended October 31, 2008		$24,056		$4,000		$20,056
Year Ended October 31, 2007		$8,000		$8,000		$0

Brown Advisory Small-Cap Growth Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$47,585		$0		$47,585
Year Ended May 31, 2007		$24,032		$0		$24,032

Brown Advisory Small-Cap Value Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$31,224		$0		$31,224
Year Ended May 31, 2007		$16,938		$0		$16,938

Brown Advisory Opportunity Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$1,485		$0		$1,485
Year Ended May 31, 2007		$2,800		$0		$2,800

Brown Advisory Core International Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$35,837		$0		$35,837
Year Ended May 31, 2007		$53,668		$0		$53,668

Brown Advisory Maryland Bond Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$24,730		$0		$24,730
Year Ended May 31, 2007		$7,871		$0		$7.871

Brown Advisory Intermediate Income Fund
Year Ended May 31, 2009	$		$		$
Year Ended May 31, 2008		$36,916		$0		$36,916
Year Ended May 31, 2007		$18,273		$0		$18,273

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

Table 7 – Commissions

The following tables show the aggregate brokerage commissions of each Fund.

Fund	Total Brokerage Commissions ($)		Total Brokerage Commissions ($) Paid to an Affiliate of the Fund, Advisor/ Sub-Advisor or Distributor		% of Brokerage Commissions Paid to an Affiliate of the Fund, Advisor/ Sub-Advisor or Distributor	% of Transactions Executed by an Affiliate of the Fund, Advisor/ Sub-Advisor or Distributor
Brown Advisory Growth Equity Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$92,191		$0	0%	0%
Year Ended May 31, 2007		$44,992		$0	0%	0%

Brown Advisory Value Equity Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$238,898		$0	0%	0%
Year Ended May 31, 2007		$191,050		$0	0%	0%

Brown Advisory Flexible Value Fund
Year Ended May 31, 2009*	$		$		%	%
Year Ended October 31, 2008		$24,799		$0	0%	0%
Year Ended October 31, 2007		$15,755		$0	0%	0%

Brown Advisory Small-Cap Growth Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$372,186		$0	0%	0%
Year Ended May 31, 2007		$303,773		$0	0%	0%

Brown Advisory Small-Cap Value Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$333,367		$0	0%	0%
Year Ended May 31, 2007		$240,973		$0	0%	0%

Brown Advisory Opportunity Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$87,102		$0	0%	0%
Year Ended May 31, 2007		$65,751		$0	0%	0%

Brown Advisory Core International Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$1,886,268		$0	0%	0%
Year Ended May 31, 2007		$293,777		$0	0%	0%

Brown Advisory Maryland Bond Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$0		$0	0%	0%
Year Ended May 31, 2007		$0		$0	0%	0%

Brown Advisory Intermediate Income Fund
Year Ended May 31, 2009	$		$		%	%
Year Ended May 31, 2008		$0		$0	0%	0%
Year Ended May 31, 2007		$0		$0	0%	0%

*	Prior to 2008, the Brown Advisory Flexible Value Fund’s fiscal year end was October 31. The information presented is for the period October 31, 2008 through May 31, 2009.

Table 8 – Securities of Regular Brokers or Dealers

The following table lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund’s holdings of those securities as of the Fund’s most recent fiscal year.

Fund	Regular Broker or Dealer	Value Held
Brown Advisory Growth Equity Fund	[ ]
Brown Advisory Value Equity Fund	[ ]
Brown Advisory Flexible Value Fund	None
Brown Advisory Small-Cap Growth Fund	None
Brown Advisory Small-Cap Value Fund	None
Brown Advisory Opportunity Fund	[ ]
Brown Advisory Core International Fund	None
Brown Advisory Maryland Bond Fund	None
Brown Advisory Intermediate Income Fund	[ ] [ ].

Table 9 – 5% Shareholders

The following tables lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of [September 15, 2009].

Fund	Shareholder and Address	Percentage of Class Owned
Brown Advisory Opportunity Fund

Brown Advisory Small-Cap Value Fund

Brown Advisory Core International Fund Institutional Shares

Brown Advisory Value Equity Fund - Institutional Shares

Brown Advisory Small-Cap Growth Fund - Institutional Shares

Brown Advisory Growth Equity Fund - Institutional Shares

Brown Advisory Maryland Bond Fund - Institutional Shares

Brown Advisory Growth Equity Fund - A Shares

Brown Advisory Small Cap-Growth Fund - D Shares

Brown Advisory Value Equity Fund - A Shares

Brown Advisory Intermediate Income - A Shares

Brown Advisory Intermediate Income - Institutional Shares

Brown Advisory Small-Cap Value Fund - A Shares

Brown Advisory Small-Cap Growth Fund - A Shares

Appendix C – Proxy Voting Procedures

FORUM FUNDS

Policies and procedures for SHAREHOLDER voting

July 31, 2003

As Amended September 14, 2004

SECTION 1. PURPOSE

Shareholders of the various series of Forum Funds ( the “Trust”) expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a “Fund”). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.

This document describes the Policies and Procedures for Voting Proxies (“Policies”) received from issuers whose voting securities are held by each Fund.

SECTION 2. RESPONSIBILITIES

(A) Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an “Adviser”). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund’s investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a “Proxy Voting Service”).

(B) Proxy Manager. The Trust will appoint a proxy manager (the “Proxy Manager”), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust’s other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

SECTION 3. Scope

These Policies summarize the Trust’s positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund’s shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

(A) General

(1) Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2) Independence. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

(3) Absence of Proxy Voting Service Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B) Routine Matters

As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the Fund’s shareholders.

(1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2) Appointment of Auditors. Management recommendations will generally be supported.

(3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund’s shareholders.

(4) Common Stock Increase Authorization. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund’s shareholders.

(C) Non-Routine Matters

(1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

(2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D) Conflicts of Interest

Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A “conflict of interest” includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

(E) Abstention

The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund’s shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund’s investment in the issuer.

CARDINAL CAPITAL MANAGEMENT, L.L.C.

PROXY VOTING POLICIES AND PROCEDURES

As of August 1, 2003

I. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. Proxy Voting Procedures

(a) All proxies received by Cardinal Capital will be sent to Thomas J. Spelman. Thomas J. Spelman will:

(1) Keep a record of each proxy received;

(2) Forward the proxy to the appropriate Portfolio Manager.

(3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates;

(4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

(5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Cardinal Capital should vote the proxy. The Portfolio Manager will send its decision on how Cardinal Capital will vote a proxy to Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

(6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas J. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. Voting Guidelines

In the absence of specific voting guidelines from the client, Cardinal Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer.

Cardinal Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

(1)	Whether the proposal was recommended by management and Cardinal Capital’s opinion of management;

(2)	Whether the proposal acts to entrench existing management; and

(3)	Whether the proposal fairly compensates management for past and future performance.

IV. Conflicts of Interest

(1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer’s affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal Capital.

(2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V. Disclosure

(a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at tspelman@cardcap.com in order to obtain information on how Cardinal Capital voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client’s proxy.

(b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital’s Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. Recordkeeping

Thomas J. Spelman will maintain files relating to Cardinal Capital’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

(a) Copies of these proxy voting policies and procedures, and any amendments thereto.

(b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

(c) A record of each vote that Cardinal Capital casts.

(d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

(e) A copy of each written client request for information on how Cardinal Capital voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Cardinal Capital voted its proxies.

BROWN INVESTMENT ADVISORY, INCORPORATED

PROXY VOTING PROCEDURES AND POLICIES

REGARDING BROWN ADVISORY GROWTH EQUITY FUND,

BROWN ADVISORY VALUE EQUITY FUND,

BROWN ADVISORY FLEXIBLE VALUE FUND,

BROWN ADVISORY SMALL-CAP GROWTH FUND,

BROWN ADVISORY SMALL-CAP VALUE FUND,

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND,

BROWN ADVISORY OPPORTUNITY FUND,

BROWN ADVISORY CORE INTERNATIONAL FUND

AS OF FEBRUARY 17, 2009

I. GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the “Advisor”) has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Core International Fund (each a “Fund”), each a series of Forum Funds (the “Trust”), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds’ shareholders and in accordance with these procedures and policies.

II. POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust’s policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund’s investment objectives, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A “conflict of interest,” means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III. RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

A.	Copies of the proxy voting procedures and policies, and any amendments thereto.

B.	A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

MUNDER CAPITAL MANAGEMENT

PROXY VOTING POLICY

Munder Capital has adopted and implemented Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that Munder Capital votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of its clients considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

Munder Capital has retained ISS Governance Services (“ISS”), a subsidiary of RiskMetrics Group, Inc. to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. Munder Capital has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with Munder Capital’s Proxy Procedures. The Proxy Committee meets as needed to administer Munder Capital’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of Munder Capital’s client accounts.

Munder Capital generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which Munder Capital holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer. As a result of the foregoing, Munder Capital will generally vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of ISS’s advice and recommendations.

In each instance where Munder Capital does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where Munder Capital does separately review ISS’s recommendation, Munder Capital may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, Munder Capital determines that such vote is in the best interests of its clients.

Munder Capital generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). Munder Capital’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Munder Capital generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, Munder Capital will generally refrain from voting or vote with management. Munder Capital is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. Munder Capital believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because Munder Capital may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of its clients, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and Munder Capital’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of its clients and to identify any actual or potential conflicts between the interests of Munder Capital and those of its clients. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which Munder Capital has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. If approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, Munder Capital will vote the shares in accordance with ISS’s recommendation.

A copy of Munder Capital’s Proxy Voting Policies and Procedures can be found at www.munder.com.

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	Trust Instrument of Registrant as amended and restated on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(b)	By-Laws of Registrant as amended on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(c)	See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)	Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

	(2)	Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(3)	Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)	Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

	(5)	Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

	(6)	Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

	(7)	Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

	(8)	Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(9)	Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(10)	Sub-Advisory Agreement between Absolute Investment Advisers LLC and Semaphore Management LLC dated March 12, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026.

	(11)	Amended and restated Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

(12)	Investment Advisory Agreement between Registrant and Dover Investment Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 226 via EDGAR on February 29, 2008, accession number 0001193125-08-043797).

(13)	Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

(14)	Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(15)	Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 244 via EDGAR on December 17, 2008 accession number 0001193125-08-255185).

(16)	Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 217 via EDGAR on September 28, 2007, accession number 0001193125-07-210050).

(17)	Investment Advisory Agreement between Registrant and Liberty Street Advisors, LLC regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as Exhibit (d)(25) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

(18)	Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(19)	Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

(20)	Sub-Advisory Agreement between Absolute Investment Advisers, LLC and GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

(21)	Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

(22)	Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

(23)	Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 242 via EDGAR in October 15, 2008, accession number 0001193125-08-211081).

(24)	Sub-Advisory Agreement between Absolute Investment Advisors LLC and Green Eagle Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(25)	Sub-Advisory Agreement between Absolute Investment Advisors LLC and Kingstown Capital Management L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(26)	Sub-Advisory Agreement between Absolute Investment Advisors LLC and Madden Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(27)	Sub-Advisory Agreement between Brown Investment Advisory Inc. and Munder Capital Management (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

(e)	(1)	Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(2)	Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(f)		None.

(g)	(1)	Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

	(2)	Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h)	(1)	Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(2)	Amendment to Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026.

	(3)	Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)	Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(5)	Shareholder Service Plan of Registrant dated September 22, 2005 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

	(6)	Contractual Expense Limitation Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 23, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 248 via Edgar on February 26, 2009, accession number 0001193125-09-039031).

(7)	Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 235 via Edgar on July 25, 2008, accession number 0001193125-08-158164).

(8)	Expense Limitation Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

(9)	Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as Exhibit (h)(13) in post effective amendment No. 235 via EDGAR on July 25, 2008, accession number 0001193125-08-158164).

(10)	Contractual Fee Waiver Agreement between Registrant and Liberty Street Advisors, Inc. regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as Exhibit (h)(14) in post-effective amendment No. 237 via EDGAR on August 28, 2008, accession number 0001193125-08-186876).

(11)	Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC dated June 25, 2009 is filed herewith as Exhibit (h)(11).

(12)	Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC dated July 24, 2009 is filed herewith as Exhibit (h)(12).

(13)	Expense Limitation Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

(14)	Letter of Agreement between Registrant and RDK Strategies, LLC regarding Brown Advisory International Fund (Exhibit incorporated by reference as Exhibit (h)(22) in post-effective amendment No. 217 via Edgar on September 28, 2007 accession number 0001193125-07-210050).

(15)	Contractual fee waiver Agreement between Registrant and Dover Investment Management, LLC regarding Dover Long/Short Sector Fund (Exhibit incorporated by reference as Exhibit (h)(19) in post-effective amendment No. 237 via EDGAR on August 28, 2008, accession number 0001193125-08-186876).

(16)	Form of Consent Agreement between Registrant and Citibank, N.A. (Exhibit incorporated by reference as Exhibit (h)(20) in post-effective amendment No. 236 via EDGAR on July 30, 2008, accession number 0001193125-07-216958).

(17)	Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC dated April 30, 2009 regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(18)	Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory, Inc. regarding the Brown Advisory Funds (Exhibit incorporated by reference as Exhibit (h)(22) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

(19)	Contractual fee Waiver Agreement between Registrant and Brown Investment Advisory, Inc. dated September , 2009 regarding the Brown Advisory Funds (To Be Filed By Amendment).

(20)	Contractual Expense Limitation Agreement between Registrant and Absolute Investments Advisers LLC (Exhibit incorporated by reference as Exhibit (h)(23) in post-effective amendment No. 241 via EDGAR on October 1, 2008, accession number 0001193125-08-204655).

(21)	Expense Limitation Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as Exhibit (h)(20) in post-effective amendment No. 244 via EDGAR on December 17, 2008 accession number 0001193125-08-855185).

(22)	Expense Limitation Agreement between Registrant and Grisanti Brown & Partners LLC (Exhibit incorporated by reference as Exhibit (h)(21) in post-effective amendment No. 246 via EDGAR on January 20, 2009 accession number 0001193125-09-013120).

(i)	Opinion and Consent of K&L Gates, LLP (To be Filed By Amendment).

(j)	Consent of Independent Registered Public Accounting Firm (To Be Filed By Amendment).

(k)	None.

(l)	Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)	Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Dover Long Short Sector Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Liberty Street Horizon Fund, Merk Hard Currency Fund, Merk Asian Currency Fund, Grisanti Brown Value Fund, The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(n)	(1)	Amended and restated Rule 18f-3 Plan dated June 24, 2009 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Core International Fund, Brown Advisory Flexible Value Fund, Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Value Equity Fund, Dover Long/Short Sector Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Grisanti Brown Value Fund, Liberty Street Horizon Fund, Merk Hard Currency Fund and Merk Asian Currency Fund is filed herewith as Exhibit (n)(1).

(p)	(1)	Code of Ethics adopted by Registrant as amended February 12, 2009 (Exhibit incorporated by reference as Exhibit (p)(1) in post-effective amendment No. 253 via EDGAR on July 29, 2009 accession number 0000315774-09-000063).

(2)	Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

(3)	Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(4)	Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(5)	Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(6)	Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

(7)	Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

(8)	Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

(9)	Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

(10)	Code of Ethics adopted by Citi Fund Services, Inc. is filed herewith as Exhibit (p)(10) .

(11)	Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

(12)	Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

(13)	Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as Exhibit (p)(13) in post-effective amendment No. 253 via EDGAR on July 29, 2009, accession number 0000315774-09-000063).

(14)	Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(15)	Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(16)	Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

(17)	Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(18)	Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(19)	Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(20)	Code of Ethics adopted by Semaphore Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(21)	Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(22)	Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(23)	Code of Ethics adopted by Dover Investment Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(24)	Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(25)	Code of Ethics adopted by Grisanti Brown & Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

(26)	Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29, 2009, accession number 0000315774-09-000063).

(27)	Code of Ethics of Mohican Financial Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322).

(28)	Code of Ethics of Liberty Street Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 000-1193125-07-096322).

(29)	Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as Exhibit (p)(38) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

(30)	Code of Ethics adopted by GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

(31)	Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as Exhibit (p)(35) in post-effective amendment No. 236 via EDGAR on July 30, 2008, accession number 0001193125-08-160483).

(32)	Code of Ethics adopted by Green Eagle Capital LLC (Exhibit is incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

(33)	Code of Ethics adopted by Kingstown Capital Partners LLC (Exhibit is incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

(34)	Code of Ethics adopted by Madden Asset Management (Exhibit is incorporated by reference as Exhibit (p)(38) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

(35)	Code of Ethics adopted by Twin Capital Management, Inc. (Exhibit incorporated by reference as filed herewith as Exhibit (p)(35) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

Other Exhibits:

(A)	Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits(A) in post-effective amendment No. 232 via EDGAR on June 6, 2008 accession number 0001193125-08-129746).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 30.	INDEMNIFICATION

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a) Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Beck, Mack & Oliver, LLC includes language similar to the following:

“SECTION 3. STANDARD OF CARE.

(a) The Trust shall expect, and the Adviser shall give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable for error of judgment or mistake of law or for any loss incurred by the Trust or any Fund in connection with matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

“SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

“SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

“(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	AH Lisanti Capital Growth, LLC

The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mary Lisanti	President	AH Lisanti

John Adams	Chairman	AH Lisanti, Canaccord Adams Inc.

Kevin Dunn	Director	AH Lisanti, Canaccord Adams Inc.

(b)	Beck, Mack & Oliver LLC.

The following chart reflects the directors and officers of Austin, including their business connections of a substantial nature. The address of BM&O is 360 Madison Ave., New York, NY 10017.

Name	Title	Business Connection
Peter A. Vlachos	Manager Director	BM&O

David E. Rappa	Member	BM&O

Zoe A. Vlachos		BM&O

Robert C. Beck	Senior Member	BM&O

Gerald M. Sedam, II	Member	BM&O

Robert J. Campbell	Member	BM&O

Walter K. Giles	Member	BM&O

Gilbert H. Dunham, Jr.	Member and Chief Compliance Officer	BM&O

Lyman Delano	Member	BM&O

Zachary A. Wydra	Member	BM&O

(c)	Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
James J. Auxier	Chief Executive Officer	Auxier

Lillian Walker	Chief Compliance Officer	Auxier

(d)	Brown Investment Advisory Incorporated

The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Michael D. Hankin	President & Director	Brown; ABIM

	Director and Chief Executive Officer, Trustee	Brown Investment Advisory and Trust Company

	Director, President and Chief Executive Officer	Brown Advisory Holdings, Incorporated

David M. Churchill	Treasurer & Director	Brown; ABIM

	Treasurer and Chief Financial Officer	Brown Investment Advisory and Trust Company

	Treasurer and Chief Financial Officer	Brown Advisory Holdings, Incorporated

Patrick J. Ventura	Chief Compliance Officer	Brown; ABIM

(e)	D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel F. Dent	President and Treasurer	D.F. Dent

Sutherland C. Ellwood	Vice President	D.F. Dent

Thomas F. O’Neil	Vice President and Secretary	D.F. Dent

Linda W. McCleary	Vice President	D.F. Dent

(f)	Golden Capital Management, LLC

The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Greg W. Golden	Chief Executive Officer and President	Golden Capital Management

Jeff C. Moser	Chief Operating Officer	Golden Capital Management

Jonathan W. Cangalosi	Managing Director of Sales and Client Service	Golden Capital Management

Lynette W. Alexander	Managing Director of Operations	Golden Capital Management

Robert B. Carroll	General Counsel and Chief Compliance Officer	Golden Capital Management

Fred H. Kariman	Director of Quantitative Research	Golden Capital Management

(g)	H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name	Title	Business Connection
John C. Downing	Managing Director, Treasurer, Chief Compliance Officer	H.M. Payson & Co.

Thomas M. Pierce	Managing Director	H.M. Payson & Co.

Peter E. Robbins	Managing Director, Chief Investment Officer	H.M. Payson & Co.

John H. Walker	Managing Director, Chairman of the Board	H.M. Payson & Co.

Teresa M. Esposito	Managing Director, Chief Operations Officer, Chief Financial Officer	H.M. Payson & Co.

John C. Knox	Managing Director	H.M. Payson & Co.

Michael R. Currie	Managing Director, President	H.M. Payson & Co.

William N. Weickert	Managing Director, Director of Research & Secretary	H.M. Payson & Co.

John S. Beliveau	Managing Director	H.M. Payson & Co.

Joel S. Harris	Managing Director	H.M. Payson & Co.

(h)	King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Roger E. King	Chairman and President	King

John R. Servis	Director Owner, Commercial Real Estate	King, John R. Servis Properties 626 Wilcrest Dr. Houston, TX 77024

Pat H. Swanson	Chief Compliance Officer	King

Jane D. Lightfoot	Secretary/Treasurer	King

(i)	Munder Capital Management

The following chart reflects the directors and principal executive officers of Munder, including their business connections, which are of a substantial nature. The address of Munder is 480 Pierce Street, Birmingham, Michigan 48009 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
James S.Adams	Chief Executive Officer and Chief Investment Officer	Munder

Peter K. Hoglund	Managing Director and Chief Administrative Officer	Munder

Anne K. Kennedy	Managing Director	Munder

Peter G. Root	Managing Director and Chief Investment Officer	Munder

Stephen J. Shenkenberg	Managing Director, General Counsel, Chief Compliance Officer and Secretary	Munder

Sharon E. Fayolle	Managing Director	Munder

Beth A. Obear	Managing Director	Munder

James V. Fitzgerald	Managing Director	Munder

Tony Y. Dong	Managing Director	Munder

Munder Capital Holdings, LLC	General Partner	Munder

Munder Capital Holdings II, LLC	General Partner	Munder

(j)	Polaris Capital Management, Inc.

The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bernard R. Horn, Jr.	President, Portfolio Manager	Polaris

Edward E. Wendell, Jr.	Treasurer President	Polaris Boston Investor Services, Inc.

(k)	Grisanti Brown & Partners, LLC

The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Vance C. Brown	Principal	Spears, Grisanti & Brown

Christopher C. Grisanti	Principal	Spears, Grisanti & Brown

(l)	GMB Capital Management, LLC

The following chart reflects the directors and officers of GMB Capital Management LLC, including their business connections, which are of a substantial nature. The address of GMB is 99 Florence St. Bldg 50-2A, Newton, MA 02467 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Gabriel R. Bitran	Managing Member	GMB

(m)	Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 350 Lincoln Street, Suite 216, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Anthony R. Bosch	Principal	Absolute

Brian D. Hlidek	Principal	Absolute

James P. Compson	Principal	Absolute

Christian E. Aymond	Principal	Absolute

Alexander H. Petro	Principal	Absolute

Christopher A. Ward	Principal	Absolute

Fort Hill Capital Management	Direct Owner	Absolute

(n)	Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Theodore R. Aronson	Managing Principal; Limited Partner; Member of Aronson+Johnson+ Ortiz, LLC	Aronson; Member of Aronson+Johnson+Ortiz, LLC

Martha E. Ortiz	Principal; Limited Partner	Aronson

Kevin M. Johnson	Principal; Limited Partner	Aronson

Paul E. Dodge	Principal; Limited Partner	Aronson

Stefani Cranston	Principal; Limited Partner	Aronson

Gina Maria N. Moore	Principal; Limited Partner	Aronson

Stuart P. Kaye	Principal; Limited Partner	Aronson

Name	Title	Business Connection
Gregory J. Rogers	Principal; Limited Partner	Aronson

Aronson+Johnson+Ortiz, LLC	General Partner	Aronson

Joseph F. Dietrick	Chief Compliance Officer; Chief Legal Officer	Aronson

Douglas D. Dixon	Principal; Limited Partner	Aronson

R. Brian Wenzinger	Principal; Limited Partner	Aronson

(o)	Bernzott Capital Advisors

The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Kevin Bernzott	Chairman; CEO;	Bernzott

Peter F. Banks	President; Chief Investment Officer	Bernzott

Dale A. Eucker	Director	Bernzott

Scott T. Larson	Director	Bernzott

Priscilla A. Simon	Chief Financial Officer	Bernzott

Denelle Rutherford	Director	Bernzott

Thomas A. Derse	Director	Bernzott

Madeline Rhods	Director	Bernzott

Bernzott Capital Advisors Profit Sharing Plan	Shareholder	Bernzott

Hans Walsh	Director; Vice President; Chief Operating Officer; Chief Compliance Officer	Bernzott

Marilyn Bernzott	Owner	Bernzott

(p)	Contravisory Investment Management Corp.

The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
George E. Noonan, Jr.	Chairman	Contravisory

William M. Noonan	President & Chief Executive Officer	Contravisory

Philip A. Noonan	Chief Operating Officer	Contravisory

(q)	Horizon Asset Management, Inc.

The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Denise M. Kashey	Director	Horizon

Steven Bregman	Director; President & Chief Operations Officer	Horizon

Mark Wszolek	Chief Compliance Officer	Horizon

Name	Title	Business Connection
Peter Doyle	Director; Vice President;	Horizon

Thomas C. Ewing	Director	Horizon

Andrew M. Fishman	Chief Compliance Officer; General Counsel & Secretary	Horizon

John Meditz	Vice Chairman; Director	Horizon

Murray Stahl	Chairman; Treasurer & Chief Executive Officer	Horizon

(r)	Kinetics Asset Management, Inc.

The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bruce P. Abel	Director; Secretary	Kinetics

Lawrence P. Doyle	Chairman	Kinetics

Peter Doyle	President; CEO; Director; Chief Investment Strategist	Kinetics

Andrew M. Fishman	Chief Compliance Officer & Assistant Secretary	Kinetics

Leonid Polyakov	Director; CFO	Kinetics

James G. Doyle	Of Counsel	Kinetics

Jay Kesslen	General Counsel	Kinetics

Frank Costa	Shareholder	Kinetics

Kinetics Voting Trust	Trust is Shareholder	Kinetics

Susan C. Conway	Shareholder	Kinetics

Karen & Larry Doyle Irrevocable Trust	Shareholder	Kinetics

Karen Doyle Trust	Shareholder	Kinetics

Lawrence Doyle Trust	Shareholder	Kinetics

(s)	MetWest Asset Management, LLC (MetWest)

The following chart reflects the directors and officers of MetWest, including their business connections, which are of a substantial nature. The address of MetWest is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Tad Rivelle	Chief Investment Officer;	MetWest

David B. Lippman	Chief Executive Officer	MetWest

Laird R. Landmann	President	MetWest

Scott B. Dubchansky	Managing Director	MetWest

Bryan Whalen	Managing Director	MetWest

Mitchell Flack	Managing Director	MetWest

Stephen M. Kane	Generalist Portfolio Manager	MetWest

Joseph D. Hattesohl	Chief Financial Officer	MetWest

Anthony C. Scibelli	Director of Marketing	MetWest

Patrick A. Moore	Director of Client Service	MetWest

Keith T. Kirk	Chief Compliance Officer	MetWest

George Ristic	Chief Technology Officer	MetWest

Cal Rivelle	Chief Operating Officer	MetWest

MWAM Holdings, LLC	Member	MetWest

(t)	SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
John D. Gottfurcht	President	SSI

Amy J. Gottfurcht	Chairman; CEO; Secretary	SSI

George M. Douglas	Vice President; Chief Investment Officer	SSI

Syed F. Mehdi	CCO; Vice President; Human Resources	SSI

(u)	TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Geoffrey Gerber	President; CIO	TWIN

James D. Drake	Controller; Chief Compliance Officer	TWIN

Christopher Erfort	Senior Vice President, Portfolio Management	TWIN

James Hough	Senior Vice President, Quantitative Systems	TWIN

(v)	Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Donald A. Yacktman	President & Treasurer	Yacktman

Ronald W. Ball	Senior Vice President	Yacktman

Stephen A. Yacktman	Senior Vice President & Secretary	Yacktman

Jason Subotky	Vice President	Yacktman

Russell Wilkins	Vice President	Yacktman

Kent Arnett	Vice President & Chief Compliance Officer

(w)	Kovitz Investment Group, LLC.

The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mitchell A. Kovitz	Chief Executive Officer	Kovitz

Jonathan A. Shapiro	Chief Financial Officer	Kovitz

Marc S. Brenner	President, Chief Legal Officer and Chief Compliance Officer	Kovitz

Bruce A. Weininger	Vice President	Kovitz

Harold (Skip) Gianopulos, Jr.	Managing Director	Kovitz

Edward W. Edens	Director-Client Services	Kovitz

Richard P. Salerno	Director-Fixed Income	Kovitz

(x)	Mohican Financial Management, LLC.

The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Eric C. Hage	Managing Member, Chief Executive Officer & Chief Investment Officer	Mohican

Daniel C. Hage	Chief Operating Officer and Senior Trader	Mohican

(y)	Merk Investments, LLC (“Merk”)

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Axel Merk	President	Merk Investments LLC

Hanna Tikkanen Merk	Vice President	Merk Investments LLC

Kimberly Schuster	Director of Finance	Merk Investments LLC

Deborah Goldberg	Chief Compliance Officer	Merk Investments LLC

(z)	Dover Investment Management LLC

The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Richard M. Fuscone	Chairman	Dover

Douglas R. Cliggott	Chief Investment Officer	Dover

Kathryn P. Beller	Chief Compliance Officer	Dover

(aa)	Liberty Street Advisors, LLC

The following chart reflects the directors and officers of Liberty Street Advisors, LLC, including their business connections, which are of a substantial nature. The address of Liberty Street Advisors, LLC is 55 Liberty Street, New York, New York 10005, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
James Celico	Chief Financial Officer	Liberty Street

Raymond Hill	Chairman	Liberty Street

Timothy Reick	CEO and Chief Compliance Officer	Liberty Street

(bb)	Spears Abacus Advisors, LLC

The following chart reflects the directors and officers of Spears Abacus Advisors LLC (“Spears Abacus”), including their business connections, which are of a substantial nature. The address of Spears Abacus is 147 E. 48th Street, New York, NY 10017, and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
William G. Spears	Chief Executive Officer; Principal Financial Officer; Managing Partner	Spears Abacus; Spears, Grisanti & Brown, 2001-2006

Robert M. Raich	President	Spears Abacus; Abacus & Associates

Frank A. Weil	Partner; Chairman	Spears Abacus; Abacus & Associates

(cc)	Green Eagle Capital LLC

The following chart reflects the directors and officers of Green Eagle Capital LLC, including their business connections, which are of a substantial nature. The address of Green Eagle Capital LLC is 250 East Illinois Road, Suite 200, Lake Forest, IL 60045 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel Sperrazza	Managing Member;	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)

	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

Glenn Migliozzi	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)

	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

(dd)	Madden Asset Management, LLC

The following chart reflects the directors and officers of Madden Asset Management, LLC, including their business connections, which are of a substantial nature. The address of Madden Asset Management, LLC is One International Place, 24th Floor, Boston, MA 02110 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Rob Madden	Managing Member	Madden Asset Management, LLC

Scott Madden	COO	Madden Asset Management, LLC

(ee)	Kingstown Capital Management, LP

The following chart reflects the directors and officers of Kingstown Capital Management, LP, including their business connections, which are of a substantial nature. The address of Kingstown Capital Management, LP, is 1270 Broadway, Suite 1009, New York, NY 10001 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected

Name	Title	Business Connection
Michael Blitzer	Managing Partner	Also Managing Partner of Kingstown Partners, LP

Guy Shanon	Managing Partner	Also Managing Partner of Kingstown Partners, LP

(ff)	Cardinal Capital Management, LLC

The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Amy K. Minella	Managing Partner	Cardinal

Eugene Fox	Managing Director	Cardinal

Robert B. Kirkpatrick	Managing Director	Cardinal

Thomas J. Spelman	Managing Director/Chief Financial Officer/Chief Compliance Officer	Cardinal

(gg)	Semaphore Management LLC

The following chart reflects the directors and officers of Semaphore Management LLC, including their business connections, which are of a substantial nature. The address of Semaphore Management LLC is 320 Park Avenue, 10th Floor, New York, New York 10022 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Paul J. Carpenter	Managing Member	Semaphore Management LLC

	Managing Member	Otis Partners LLC

	Director	Semaphore Offshore Ltd

Hoyt Ammidon, III	Managing Member	Semaphore Management LLC

	Managing Member	Otis Partners LLC

	Director	Semaphore Offshore Ltd

Robert C. Penberth	Chief Financial Officer and Chief Compliance	Semaphore Management LLC

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	Foreside Fund Services, LLC, Registrant’s Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds	Henderson Global Funds
American Beacon Mileage Funds	Nomura Partners Funds, Inc.
American Beacon Select Funds	PMC Funds, Series of the Trust for Professional Managers
Bridgeway Funds, Inc.	Revenue Shares ETF Trust
Central Park Group Multi-Event Fund	Sound Shore Fund, Inc.
Century Capital Management Trust	Wintergreen Fund, Inc.
Direxion Shares ETF Trust	The CNL Funds
Forum Funds	JETSSM Exchange-Traded Trust

(b)	The following are officers of Foreside Fund Services, LLC, the Registrant’s Principal Underwriter. Their business address is Three Canal Plaza, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None

Nanette K. Chern	Chief Compliance Officer, Vice President	Anti-Money Laundering Compliance Officer

Richard J. Berthy	Vice President & Treasurer	None

Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President	None

Jennifer E. Hoopes	Secretary	None

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, 43219 and at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 26 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on July 30, 2009.

Forum Funds

By:	/s/ Stacey Hong
Stacey Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on July 30, 2009.

(a)		Principal Executive Officer

/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

(b)		Principal Financial Officer

/s/ Trudance L.C. Bakke
Trudance L.C. Bakke
Principal Financial Officer

(c)		A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

	By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

*	Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBIT

(h)(11)	Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC dated June 25, 2009

(h)(12)	Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC dated July 24, 2009

(p)(10)	Code of Ethics of Citi Fund Services, Inc.